UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Retirement Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class K6 : FEGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914648.101    3015-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class Z : FIJUX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914649.101    3238-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class M : FTAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914646.101    1208-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class I : FIAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914647.101    1209-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class C : FCAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914645.101    1207-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® Retirement Fund Fidelity Advisor Freedom® Retirement Fund Class A : FAFAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$220,447,033
Number of Holdings	44
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.9
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	36.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.1
Fidelity Series Government Money Market Fund	7.8
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
Fidelity Series Large Cap Stock Fund	2.4
Fidelity Series Short-Term Credit Fund	1.9
Fidelity Advisor Series Equity Growth Fund	1.9
Fidelity Series International Value Fund	1.8
83.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914644.101    1205-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class K6 : FDFRX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914910.101    3413-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class Z : FDFQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914909.101    3412-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class M : FDFVX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914907.101    3410-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class I : FDFSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914908.101    3411-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class C : FDFYX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914906.101    3409-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class A : FDFZX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$269,273,527
Number of Holdings	43
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.8
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914905.101    3408-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class K6 : FNGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914756.101    3014-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class Z : FIJTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914757.101    3250-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class M : FDKTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914754.101    2711-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class I : FDKQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914755.101    2712-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class C : FDKSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914753.101    2710-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class A : FDKPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$805,596,606
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914752.101    2709-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class K6 : FBGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914744.101    3013-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class Z : FIJSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914745.101    3249-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class M : FHFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914743.101    2337-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class I : FHFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914742.101    2336-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class C : FHFCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914741.101    2335-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class A : FHFAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,408,619,322
Number of Holdings	43
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.1
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914740.101    2334-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class K6 : FVGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914696.101    3012-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class Z : FIJRX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914697.101    3248-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class M : FFFQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914694.101    1608-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class I : FFFPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914695.101    1609-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class C : FFFYX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914693.101    1607-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class A : FFFLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,000,256,356
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.2
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914692.101    1605-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class K6 : FCGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914690.101    3011-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class Z : FIJQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914691.101    3247-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class M : FFFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914688.101    1603-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class I : FFFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914689.101    1604-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class C : FFFJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914687.101    1602-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class A : FFFZX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.95%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,227,335,569
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Advisor Series Equity Growth Fund	8.1
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series Opportunistic Insights Fund	7.0
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Growth Opportunities Fund	5.8
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914686.101    1599-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class K6 : FKGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914642.101    3010-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class Z : FIJPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.62%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914643.101    3246-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class M : FTFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914640.101    1203-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class I : FIFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914641.101    1204-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class C : FCFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914639.101    1202-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class A : FAFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.93%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,951,120,285
Number of Holdings	43
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Advisor Series Equity Growth Fund	7.4
Fidelity Series International Value Fund	6.9
Fidelity Series International Growth Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Value Discovery Fund	5.8
Fidelity Series Investment Grade Bond Fund	5.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914638.101    1199-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class K6 : FHGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914672.101    3009-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class Z : FIJOX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.59%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914673.101    3245-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class M : FTTHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.15%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914670.101    1310-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class I : FITHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.65%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914671.101    1311-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class C : FCTHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.65%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914669.101    1309-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class A : FATHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 48	0.90%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,037,361,340
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	16.9
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	8.0
Fidelity Advisor Series Equity Growth Fund	6.1
Fidelity Series International Value Fund	5.6
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.5
Fidelity Series Opportunistic Insights Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series Stock Selector Large Cap Value Fund	4.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914668.101    1307-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class K6 : FDGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914636.101    3008-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class Z : FIJNX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914637.101    3244-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class M : FTFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.12%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914634.101    1197-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class I : FEFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.62%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914635.101    1198-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class C : FCFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 86	1.62%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914633.101    1196-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class A : FAFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.87%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,030,714,779
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.6
Domestic Equity Funds - 34.9
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.5
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914632.101    1194-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class K6 : FPGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914666.101    3007-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class Z : FIJMX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.52%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914667.101    3243-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class M : FTTWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 58	1.09%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914664.101    1305-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class I : FITWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.59%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914665.101    1306-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class C : FCTWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.59%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914663.101    1304-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class A : FATWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.84%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,086,301,341
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 31.0
International Equity Funds - 24.5
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.6
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.6
Fidelity Series International Value Fund	4.4
Fidelity Series International Growth Fund	4.4
Fidelity Series Overseas Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.0
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914662.101    1302-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class K6 : FOGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914630.101    3006-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class Z : FIJLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914631.101    3242-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class M : FDTFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.05%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914628.101    1192-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class I : FDIFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.55%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914629.101    1193-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class C : FDCFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.55%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914627.101    1191-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class A : FDAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.80%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,110,820,607
Number of Holdings	44
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	27.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Large Cap Stock Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Advisor Series Equity Growth Fund	3.9
Fidelity Series International Value Fund	3.7
Fidelity Series International Growth Fund	3.7
Fidelity Series Overseas Fund	3.6
70.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914626.101    1189-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class K6 : FIGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914660.101    3005-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class Z : FIJKX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 23	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914661.101    3241-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class M : FFVTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914658.101    1299-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class I : FFVIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.50%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914659.101    1301-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class C : FFVCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.50%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914657.101    1298-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class A : FFVAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$434,409,231
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Money Market Fund	4.8
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Advisor Series Equity Growth Fund	3.1
Fidelity Series International Value Fund	2.9
74.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914656.101    1296-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class K6 : FUGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914624.101    3004-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class Z : FIJJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914625.101    3240-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class M : FCFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.96%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914622.101    1187-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class I : FCIFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914623.101    1188-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class C : FCFCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914621.101    1186-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class A : FACFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.71%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$210,834,699
Number of Holdings	43
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	34.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Money Market Fund	7.0
Fidelity Series International Developed Markets Bond Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series Large Cap Stock Fund	3.0
Fidelity Advisor Series Equity Growth Fund	2.3
Fidelity Series International Value Fund	2.2
Fidelity Series International Growth Fund	2.2
79.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914620.101    1184-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class A : FRBJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.94%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918253.101    7642-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class M : FRBKX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918255.101    7643-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class C : FRBLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918257.101    7644-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class I : FRBNX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.70%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918259.101    7645-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class Z : FRBOX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.64%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918261.101    7646-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class K6 : FRBPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 25	0.45%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,744,068
Number of Holdings	25
Portfolio Turnover	19%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.9
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Stock Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.9
Fidelity Series Overseas Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Value Discovery Fund	6.2
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918263.101    7647-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Retirement Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund
(Fidelity Advisor Freedom® Retirement Fund formerly Fidelity Advisor Freedom® Income Fund)

Semi-Annual Report
September 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor Freedom® Retirement Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor Freedom® Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 65.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,374,099	44,134,662
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,903	101,157
Fidelity Series Emerging Markets Debt Fund (b)	140,155	1,174,501
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	35,451	349,899
Fidelity Series Floating Rate High Income Fund (b)	23,425	207,079
Fidelity Series High Income Fund (b)	133,462	1,193,153
Fidelity Series International Credit Fund (b)	31,575	269,648
Fidelity Series International Developed Markets Bond Index Fund (b)	1,175,310	10,248,707
Fidelity Series Investment Grade Bond Fund (b)	7,929,903	80,885,015
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,174,176	6,411,003
Fidelity Series Real Estate Income Fund (b)	21,098	215,203
TOTAL BOND FUNDS (Cost $150,213,016)		145,190,027

Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	217,770	3,961,228
Fidelity Advisor Series Growth Opportunities Fund (b)	140,024	2,794,885
Fidelity Series All-Sector Equity Fund (b)	127,658	1,838,282
Fidelity Series Commodity Strategy Fund (b)	7,113	661,288
Fidelity Series Intrinsic Opportunities Fund (b)	56,629	613,292
Fidelity Series Large Cap Stock Fund (b)	202,692	5,371,328
Fidelity Series Large Cap Value Index Fund (b)	27,804	505,196
Fidelity Series Opportunistic Insights Fund (b)	118,196	3,404,043
Fidelity Series Small Cap Core Fund (b)	10,720	140,970
Fidelity Series Small Cap Discovery Fund (b)	38,600	450,458
Fidelity Series Small Cap Opportunities Fund (b)	57,970	914,182
Fidelity Series Stock Selector Large Cap Value Fund (b)	208,804	3,111,182
Fidelity Series Value Discovery Fund (b)	184,068	3,108,915
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,340,180)		26,875,249

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	124,721	2,390,907
Fidelity Series Emerging Markets Fund (b)	156,988	1,811,643
Fidelity Series Emerging Markets Opportunities Fund (b)	306,017	7,307,697
Fidelity Series International Growth Fund (b)	187,796	3,877,990
Fidelity Series International Small Cap Fund (b)	135,225	2,746,427
Fidelity Series International Value Fund (b)	240,046	3,934,356
Fidelity Series Overseas Fund (b)	237,536	3,855,205
Fidelity Series Select International Small Cap Fund (b)	12,481	173,606
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,429,886)		26,097,831

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $4,016,472)	406,489	4,105,536

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	60,000	59,898
US Treasury Bills 0% 10/23/2025 (d)	4.29	360,000	359,114
US Treasury Bills 0% 10/30/2025 (d)	4.28	200,000	199,347
TOTAL U.S. TREASURY OBLIGATIONS (Cost $618,276)			618,359

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	411,510	411,593
Fidelity Series Government Money Market Fund (b)(f)	4.23	17,250,080	17,250,080
TOTAL MONEY MARKET FUNDS (Cost $17,661,673)			17,661,673

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $203,279,503)	220,548,675
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,642)
NET ASSETS - 100.0%	220,447,033

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11	12/19/2025	1,531,915	(3,431)	(3,431)
ICE MSCI Emerging Markets Index Contracts (United States)	1	12/19/2025	67,985	759	759

TOTAL EQUITY CONTRACTS					(2,672)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	46	12/19/2025	5,174,281	27,792	27,792
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	15	12/19/2025	1,726,406	1,402	1,402
CBOT US Treasury Long Bond Contracts (United States)	14	12/19/2025	1,632,313	44,325	44,325

TOTAL INTEREST RATE CONTRACTS					73,519

TOTAL PURCHASED					70,847

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	13	12/19/2025	4,380,188	(60,482)	(60,482)

TOTAL FUTURES CONTRACTS					10,365
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $528,535.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	966,378	1,979,519	2,534,304	9,301	-	-	411,593	411,510	0.0%
Total	966,378	1,979,519	2,534,304	9,301	-	-	411,593

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	3,608,087	371,775	815,485	-	(18,679)	815,530	3,961,228	217,770
Fidelity Advisor Series Growth Opportunities Fund	2,522,371	179,638	691,055	-	68,444	715,487	2,794,885	140,024
Fidelity Advisor Series Small Cap Fund	13,261	-	12,937	-	838	(1,162)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	44,464,423	3,078,795	4,025,722	522,143	(3,411)	620,577	44,134,662	4,374,099
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	108,137	3,911	11,980	1,264	(718)	1,807	101,157	12,903
Fidelity Series All-Sector Equity Fund	1,611,858	147,752	289,689	-	2,249	366,112	1,838,282	127,658
Fidelity Series Canada Fund	1,367,785	890,758	146,682	-	14,752	264,294	2,390,907	124,721
Fidelity Series Commodity Strategy Fund	446,342	258,811	39,455	5,912	2,150	(6,560)	661,288	7,113
Fidelity Series Emerging Markets Debt Fund	1,167,138	58,958	109,814	34,700	(8,084)	66,303	1,174,501	140,155
Fidelity Series Emerging Markets Debt Local Currency Fund	362,602	6,174	55,690	-	(3,439)	40,252	349,899	35,451
Fidelity Series Emerging Markets Fund	1,772,863	34,591	422,080	-	83,598	342,671	1,811,643	156,988
Fidelity Series Emerging Markets Opportunities Fund	7,070,083	138,460	1,521,407	-	458,266	1,162,295	7,307,697	306,017
Fidelity Series Floating Rate High Income Fund	214,098	12,987	19,966	8,576	(373)	333	207,079	23,425
Fidelity Series Government Money Market Fund	17,816,358	1,376,879	1,943,157	387,440	-	-	17,250,080	17,250,080
Fidelity Series High Income Fund	1,184,922	63,175	107,817	39,359	(9,996)	62,869	1,193,153	133,462
Fidelity Series International Credit Fund	258,983	5,899	-	5,898	-	4,766	269,648	31,575
Fidelity Series International Developed Markets Bond Index Fund	10,514,409	555,876	954,494	99,548	(33,710)	166,626	10,248,707	1,175,310
Fidelity Series International Growth Fund	3,431,285	427,123	548,745	-	77,824	490,503	3,877,990	187,796
Fidelity Series International Small Cap Fund	2,940,496	29,390	804,665	-	181,217	399,989	2,746,427	135,225
Fidelity Series International Value Fund	3,817,754	347,915	964,106	-	289,328	443,465	3,934,356	240,046
Fidelity Series Intrinsic Opportunities Fund	610,067	89,717	113,970	46,610	(5,318)	32,796	613,292	56,629
Fidelity Series Investment Grade Bond Fund	84,579,955	5,105,052	9,858,716	1,805,382	(611,215)	1,669,939	80,885,015	7,929,903
Fidelity Series Large Cap Stock Fund	4,878,726	774,869	1,090,803	275,766	97,467	711,069	5,371,328	202,692
Fidelity Series Large Cap Value Index Fund	476,495	42,788	56,185	-	173	41,925	505,196	27,804
Fidelity Series Long-Term Treasury Bond Index Fund	7,061,621	563,969	1,124,610	133,923	(275,664)	185,687	6,411,003	1,174,176
Fidelity Series Opportunistic Insights Fund	3,101,789	334,449	738,259	-	35,831	670,233	3,404,043	118,196
Fidelity Series Overseas Fund	3,571,969	272,211	463,102	-	98,316	375,811	3,855,205	237,536
Fidelity Series Real Estate Income Fund	219,777	10,607	19,968	6,194	126	4,661	215,203	21,098
Fidelity Series Select International Small Cap Fund	40,321	129,026	26,595	-	2,661	28,193	173,606	12,481
Fidelity Series Short-Term Credit Fund	4,300,715	179,318	399,366	91,069	3,101	21,768	4,105,536	406,489
Fidelity Series Small Cap Core Fund	131,822	2,151	18,967	-	(2,475)	28,439	140,970	10,720
Fidelity Series Small Cap Discovery Fund	443,862	20,244	70,340	7,333	(8,873)	65,565	450,458	38,600
Fidelity Series Small Cap Opportunities Fund	873,878	49,503	152,701	15,158	73,971	69,531	914,182	57,970
Fidelity Series Stock Selector Large Cap Value Fund	2,857,727	347,021	352,575	-	(864)	259,873	3,111,182	208,804
Fidelity Series Value Discovery Fund	2,919,752	365,907	387,324	-	(4,145)	214,725	3,108,915	184,068
	220,761,731	16,275,699	28,358,427	3,486,275	503,348	10,336,372	219,518,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	145,190,027	145,190,027	-	-

Domestic Equity Funds	26,875,249	26,875,249	-	-

International Equity Funds	26,097,831	26,097,831	-	-

Short-Term Funds	4,105,536	4,105,536	-	-

U.S. Treasury Obligations	618,359	-	618,359	-

Money Market Funds	17,661,673	17,661,673	-	-
Total Investments in Securities:	220,548,675	219,930,316	618,359	-
Derivative Instruments:

Assets
Futures Contracts	74,278	74,278	-	-
Total Assets	74,278	74,278	-	-

Liabilities
Futures Contracts	(63,913)	(63,913)	-	-
Total Liabilities	(63,913)	(63,913)	-	-
Total Derivative Instruments:	10,365	10,365	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	759	(63,913)
Total Equity Risk	759	(63,913)
Interest Rate Risk
Futures Contracts (a)	73,519	-
Total Interest Rate Risk	73,519	-
Total Value of Derivatives	74,278	(63,913)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $618,276)	$618,359
Fidelity Central Funds (cost $411,593)	411,593
Other affiliated issuers (cost $202,249,634)	219,518,723

Total Investment in Securities (cost $203,279,503)		$220,548,675
Cash		24,143
Receivable for investments sold		2,130,976
Receivable for fund shares sold		208,815
Distributions receivable from Fidelity Central Funds		1,698
Total assets		222,914,307
Liabilities
Payable for investments purchased	$1,892,740
Payable for fund shares redeemed	447,010
Accrued management fee	75,278
Distribution and service plan fees payable	36,182
Payable for daily variation margin on futures contracts	16,064
Total liabilities		2,467,274
Net Assets		$220,447,033
Net Assets consist of:
Paid in capital		$209,918,358
Total accumulated earnings (loss)		10,528,675
Net Assets		$220,447,033

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($82,490,983 ÷ 7,672,559 shares)(a)		$10.75
Maximum offering price per share (100/94.25 of $10.75)		$11.41
Class M :
Net Asset Value and redemption price per share ($37,792,193 ÷ 3,524,043 shares)(a)		$10.72
Maximum offering price per share (100/96.50 of $10.72)		$11.11
Class C :
Net Asset Value and offering price per share ($3,720,677 ÷ 349,810 shares)(a)		$10.64
Class K6 :
Net Asset Value, offering price and redemption price per share ($42,720,049 ÷ 3,960,501 shares)		$10.79
Class I :
Net Asset Value, offering price and redemption price per share ($9,429,632 ÷ 872,203 shares)		$10.81
Class Z :
Net Asset Value, offering price and redemption price per share ($44,293,499 ÷ 4,110,719 shares)		$10.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,190,347
Interest		15,444
Income from Fidelity Central Funds		9,301
Total income		3,215,092
Expenses
Management fee	$454,591
Distribution and service plan fees	218,163
Independent trustees' fees and expenses	256
Total expenses before reductions	673,010
Expense reductions	(459)
Total expenses after reductions		672,551
Net Investment income (loss)		2,542,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	503,348
Futures contracts	(259,670)
Capital gain distributions from underlying funds:
Affiliated issuers	295,928
Total net realized gain (loss)		539,606
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	97
Affiliated issuers	10,336,372
Futures contracts	(32,888)
Total change in net unrealized appreciation (depreciation)		10,303,581
Net gain (loss)		10,843,187
Net increase (decrease) in net assets resulting from operations		$13,385,728
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,542,541	$6,664,833
Net realized gain (loss)	539,606	1,947,960
Change in net unrealized appreciation (depreciation)	10,303,581	3,052,502
Net increase (decrease) in net assets resulting from operations	13,385,728	11,665,295
Distributions to shareholders	(2,476,793)	(6,681,040)

Share transactions - net increase (decrease)	(12,403,009)	47,688,366
Total increase (decrease) in net assets	(1,494,074)	52,672,621

Net Assets
Beginning of period	221,941,107	169,268,486
End of period	$220,447,033	$221,941,107

Financial Highlights
Fidelity Advisor Freedom® Retirement Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.03	$9.76	$10.82	$11.49	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.27	.32	.24	.09
Net realized and unrealized gain (loss)	.52	.20	.27	(.83)	(.34)	1.30
Total from investment operations	.63	.49	.54	(.51)	(.10)	1.39
Distributions from net investment income	(.11)	(.29)	(.27)	(.31)	(.23)	(.11)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.11)	(.29)	(.27)	(.55)	(.57)	(.40) C
Net asset value, end of period	$10.75	$10.23	$10.03	$9.76	$10.82	$11.49
Total Return D,E,F	6.21%	4.96%	5.62%	(4.58)%	(1.04)%	13.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.71 % I	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions, if any	.71% I	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.19% I	2.85%	2.77%	3.21%	2.11%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$82,491	$85,853	$64,657	$64,491	$75,687	$73,935
Portfolio turnover rate J	15 % I	17% K,L	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Retirement Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.00	$9.74	$10.79	$11.47	$10.49
Income from Investment Operations
Net investment income (loss) A,B	.10	.26	.24	.29	.21	.06
Net realized and unrealized gain (loss)	.51	.22	.27	(.81)	(.34)	1.30
Total from investment operations	.61	.48	.51	(.52)	(.13)	1.36
Distributions from net investment income	(.10)	(.27)	(.25)	(.29)	(.21)	(.08)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.10)	(.27)	(.25)	(.53)	(.55)	(.38)
Net asset value, end of period	$10.72	$10.21	$10.00	$9.74	$10.79	$11.47
Total Return C,D,E	6.00%	4.81%	5.27%	(4.72)%	(1.31)%	13.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.97%	.97%	.97%	.97%	.96% I
Expenses net of fee waivers, if any	.96 % H	.97%	.97%	.97%	.97%	.96% I
Expenses net of all reductions, if any	.96% H	.97%	.97%	.96%	.97%	.96% I
Net investment income (loss)	1.94% H	2.60%	2.52%	2.96%	1.86%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$37,792	$37,378	$24,478	$26,651	$31,925	$36,006
Portfolio turnover rate J	15 % H	17% K,L	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Retirement Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.92	$9.66	$10.72	$11.43	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.19	.24	.15	.01
Net realized and unrealized gain (loss)	.51	.21	.27	(.81)	(.33)	1.29
Total from investment operations	.58	.42	.46	(.57)	(.18)	1.30
Distributions from net investment income	(.07)	(.21)	(.20)	(.25)	(.20)	(.04)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.07)	(.21)	(.20)	(.49)	(.53) C	(.34)
Net asset value, end of period	$10.64	$10.13	$9.92	$9.66	$10.72	$11.43
Total Return D,E,F	5.78%	4.32%	4.77%	(5.27)%	(1.75)%	12.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.46% I	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of fee waivers, if any	1.46 % I	1.47%	1.47%	1.47%	1.47%	1.47%
Expenses net of all reductions, if any	1.46% I	1.46%	1.47%	1.47%	1.47%	1.46%
Net investment income (loss)	1.44% I	2.10%	2.02%	2.46%	1.36%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$3,721	$3,789	$3,901	$4,476	$6,378	$8,255
Portfolio turnover rate J	15 % I	17% K,L	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Retirement Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$9.79	$10.85	$11.52	$10.52
Income from Investment Operations
Net investment income (loss) A,B	.14	.34	.32	.35	.28	.13
Net realized and unrealized gain (loss)	.52	.21	.27	(.82)	(.34)	1.31
Total from investment operations	.66	.55	.59	(.47)	(.06)	1.44
Distributions from net investment income	(.14)	(.34)	(.32)	(.35)	(.27)	(.14)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.14)	(.34)	(.32)	(.59)	(.61)	(.44)
Net asset value, end of period	$10.79	$10.27	$10.06	$9.79	$10.85	$11.52
Total Return C,D	6.44%	5.55%	6.10%	(4.22)%	(.71)%	13.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24% G	.24%	.24%	.36% H	.36% H	.37%
Expenses net of fee waivers, if any	.24 % G	.24%	.24%	.36% H	.36% H	.37%
Expenses net of all reductions, if any	.24% G	.24%	.24%	.36% H	.36% H	.37%
Net investment income (loss)	2.67% G	3.32%	3.24%	3.56%	2.46%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$42,720	$40,175	$14,922	$13,783	$13,984	$23,587
Portfolio turnover rate I	15 % G	17% J,K	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Retirement Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.07	$9.81	$10.86	$11.53	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.13	.32	.30	.34	.27	.12
Net realized and unrealized gain (loss)	.51	.21	.25	(.81)	(.34)	1.31
Total from investment operations	.64	.53	.55	(.47)	(.07)	1.43
Distributions from net investment income	(.12)	(.31)	(.29)	(.34)	(.26)	(.13)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.12)	(.31)	(.29)	(.58)	(.60)	(.43)
Net asset value, end of period	$10.81	$10.29	$10.07	$9.81	$10.86	$11.53
Total Return C,D	6.30%	5.29%	5.75%	(4.22)%	(.80)%	13.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46% H	.47%	.46% H	.46% H	.46% H
Expenses net of fee waivers, if any	.46 % G	.46% H	.47%	.46% H	.46% H	.46% H
Expenses net of all reductions, if any	.46% G	.46% H	.47%	.46% H	.46% H	.46% H
Net investment income (loss)	2.44% G	3.11%	3.02%	3.46%	2.36%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$9,430	$9,739	$42,956	$58,142	$79,536	$87,775
Portfolio turnover rate I	15 % G	17% J,K	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® Retirement Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$10.05	$9.79	$10.85	$11.52	$10.53
Income from Investment Operations
Net investment income (loss) A,B	.13	.32	.30	.34	.28	.12
Net realized and unrealized gain (loss)	.52	.21	.26	(.81)	(.34)	1.31
Total from investment operations	.65	.53	.56	(.47)	(.06)	1.43
Distributions from net investment income	(.13)	(.32)	(.30)	(.35)	(.27)	(.14)
Distributions from net realized gain	-	-	-	(.24)	(.34)	(.30)
Total distributions	(.13)	(.32)	(.30)	(.59)	(.61)	(.44)
Net asset value, end of period	$10.78	$10.26	$10.05	$9.79	$10.85	$11.52
Total Return C,D	6.36%	5.38%	5.83%	(4.21)%	(.75)%	13.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.41% H	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.41% H	.42%
Expenses net of all reductions, if any	.41% G	.42%	.42%	.42%	.41% H	.42%
Net investment income (loss)	2.49% G	3.15%	3.07%	3.51%	2.41%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$44,293	$45,007	$18,355	$10,672	$7,064	$8,919
Portfolio turnover rate I	15 % G	17% J,K	18%	26%	47%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,484,949	35,163,141
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	437,402	3,429,233
Fidelity Series Emerging Markets Debt Fund (b)	132,277	1,108,483
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	35,168	347,110
Fidelity Series Floating Rate High Income Fund (b)	16,511	145,958
Fidelity Series High Income Fund (b)	126,632	1,132,090
Fidelity Series International Credit Fund (b)	37,346	318,931
Fidelity Series International Developed Markets Bond Index Fund (b)	1,115,237	9,724,870
Fidelity Series Investment Grade Bond Fund (b)	7,177,805	73,213,609
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,180,719	6,446,723
Fidelity Series Real Estate Income Fund (b)	20,075	204,769
TOTAL BOND FUNDS (Cost $136,967,285)		131,234,917

Domestic Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	260,453	4,737,632
Fidelity Advisor Series Growth Opportunities Fund (b)	168,011	3,353,507
Fidelity Series All-Sector Equity Fund (b)	152,351	2,193,847
Fidelity Series Commodity Strategy Fund (b)	6,192	575,678
Fidelity Series Intrinsic Opportunities Fund (b)	69,098	748,334
Fidelity Series Large Cap Stock Fund (b)	241,413	6,397,450
Fidelity Series Large Cap Value Index Fund (b)	33,656	611,535
Fidelity Series Opportunistic Insights Fund (b)	140,682	4,051,645
Fidelity Series Small Cap Core Fund (b)	13,160	173,060
Fidelity Series Small Cap Discovery Fund (b)	47,416	553,350
Fidelity Series Small Cap Opportunities Fund (b)	70,240	1,107,678
Fidelity Series Stock Selector Large Cap Value Fund (b)	248,212	3,698,360
Fidelity Series Value Discovery Fund (b)	218,803	3,695,577
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,923,555)		31,897,653

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	136,130	2,609,619
Fidelity Series Emerging Markets Fund (b)	172,047	1,985,426
Fidelity Series Emerging Markets Opportunities Fund (b)	336,716	8,040,778
Fidelity Series International Growth Fund (b)	224,603	4,638,055
Fidelity Series International Small Cap Fund (b)	129,292	2,625,930
Fidelity Series International Value Fund (b)	283,754	4,650,725
Fidelity Series Overseas Fund (b)	281,750	4,572,803
Fidelity Series Select International Small Cap Fund (b)	11,964	166,423
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,951,898)		29,289,759

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,692,504)	271,991	2,747,111

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	90,000	89,848
US Treasury Bills 0% 10/23/2025 (d)	4.29	340,000	339,164
US Treasury Bills 0% 10/30/2025 (d)	4.28	160,000	159,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $588,413)			588,489

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	375,249	375,324
Fidelity Series Government Money Market Fund (b)(f)	4.23	14,801,562	14,801,562
TOTAL MONEY MARKET FUNDS (Cost $15,176,886)			15,176,886

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $189,300,541)	210,934,815
NET OTHER ASSETS (LIABILITIES) - 0.0%	(100,116)
NET ASSETS - 100.0%	210,834,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	12/19/2025	1,392,650	(3,058)	(3,058)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	44	12/19/2025	4,949,313	26,583	26,583
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	15	12/19/2025	1,726,406	1,865	1,865
CBOT US Treasury Long Bond Contracts (United States)	14	12/19/2025	1,632,313	44,325	44,325

TOTAL INTEREST RATE CONTRACTS					72,773

TOTAL PURCHASED					69,715

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	12	12/19/2025	4,043,250	(55,829)	(55,829)

TOTAL FUTURES CONTRACTS					13,886
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $493,653.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	891,155	1,819,136	2,334,968	9,345	-	1	375,324	375,249	0.0%
Total	891,155	1,819,136	2,334,968	9,345	-	1	375,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	4,540,793	236,266	1,048,795	-	1,286	1,008,082	4,737,632	260,453
Fidelity Advisor Series Growth Opportunities Fund	3,167,079	108,695	915,223	-	235,379	757,577	3,353,507	168,011
Fidelity Advisor Series Small Cap Fund	15,000	-	14,634	-	1,262	(1,628)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,968,015	3,693,966	2,977,885	406,602	(1,703)	480,748	35,163,141	3,484,949
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,020,119	113,715	741,455	46,136	(191,740)	228,594	3,429,233	437,402
Fidelity Series All-Sector Equity Fund	2,015,382	127,175	414,082	-	4,782	460,590	2,193,847	152,351
Fidelity Series Canada Fund	1,691,125	739,070	165,338	-	25,098	319,664	2,609,619	136,130
Fidelity Series Commodity Strategy Fund	424,112	192,788	36,840	5,671	1,817	(6,199)	575,678	6,192
Fidelity Series Emerging Markets Debt Fund	1,105,029	53,547	105,508	32,879	(12,647)	68,062	1,108,483	132,277
Fidelity Series Emerging Markets Debt Local Currency Fund	349,950	5,261	44,246	-	(2,369)	38,514	347,110	35,168
Fidelity Series Emerging Markets Fund	2,007,762	35,775	535,504	-	98,530	378,863	1,985,426	172,047
Fidelity Series Emerging Markets Opportunities Fund	7,975,216	151,511	1,902,205	-	556,858	1,259,398	8,040,778	336,716
Fidelity Series Floating Rate High Income Fund	155,252	9,922	19,183	6,164	(682)	649	145,958	16,511
Fidelity Series Government Money Market Fund	14,513,762	1,648,858	1,361,058	322,601	-	-	14,801,562	14,801,562
Fidelity Series High Income Fund	1,127,437	57,778	103,590	37,486	(1,084)	51,549	1,132,090	126,632
Fidelity Series International Credit Fund	306,318	6,976	-	6,976	-	5,637	318,931	37,346
Fidelity Series International Developed Markets Bond Index Fund	9,972,971	522,166	897,752	94,669	(16,476)	143,961	9,724,870	1,115,237
Fidelity Series International Growth Fund	4,330,360	419,047	807,928	-	196,209	500,367	4,638,055	224,603
Fidelity Series International Small Cap Fund	2,793,920	44,494	770,590	-	163,212	394,894	2,625,930	129,292
Fidelity Series International Value Fund	4,800,094	129,027	1,181,541	-	456,546	446,599	4,650,725	283,754
Fidelity Series Intrinsic Opportunities Fund	771,865	92,766	151,523	58,148	(6,307)	41,533	748,334	69,098
Fidelity Series Investment Grade Bond Fund	75,114,862	5,118,332	7,992,537	1,617,533	(23,430)	996,382	73,213,609	7,177,805
Fidelity Series Large Cap Stock Fund	6,148,614	595,366	1,379,010	339,529	508,030	524,450	6,397,450	241,413
Fidelity Series Large Cap Value Index Fund	607,216	26,242	74,887	-	15,977	36,987	611,535	33,656
Fidelity Series Long-Term Treasury Bond Index Fund	7,105,933	517,453	1,095,228	134,336	(247,094)	165,659	6,446,723	1,180,719
Fidelity Series Opportunistic Insights Fund	3,900,352	211,733	955,212	-	256,913	637,859	4,051,645	140,682
Fidelity Series Overseas Fund	4,490,181	178,977	683,343	-	199,827	387,161	4,572,803	281,750
Fidelity Series Real Estate Income Fund	209,674	9,715	19,183	5,958	99	4,464	204,769	20,075
Fidelity Series Select International Small Cap Fund	38,271	146,215	49,150	-	4,090	26,997	166,423	11,964
Fidelity Series Short-Term Credit Fund	2,928,452	125,091	323,341	61,729	2,780	14,129	2,747,111	271,991
Fidelity Series Small Cap Core Fund	168,754	2,528	31,060	-	(2,790)	35,628	173,060	13,160
Fidelity Series Small Cap Discovery Fund	566,055	21,767	105,615	9,372	(6,342)	77,485	553,350	47,416
Fidelity Series Small Cap Opportunities Fund	1,105,603	53,188	231,455	18,851	78,606	101,736	1,107,678	70,240
Fidelity Series Stock Selector Large Cap Value Fund	3,591,736	243,733	462,783	-	364	325,310	3,698,360	248,212
Fidelity Series Value Discovery Fund	3,694,253	258,449	520,471	-	42,409	220,937	3,695,577	218,803
	209,721,517	15,897,592	28,118,155	3,204,640	2,337,410	10,132,638	209,971,002

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	131,234,917	131,234,917	-	-

Domestic Equity Funds	31,897,653	31,897,653	-	-

International Equity Funds	29,289,759	29,289,759	-	-

Short-Term Funds	2,747,111	2,747,111	-	-

U.S. Treasury Obligations	588,489	-	588,489	-

Money Market Funds	15,176,886	15,176,886	-	-
Total Investments in Securities:	210,934,815	210,346,326	588,489	-
Derivative Instruments:

Assets
Futures Contracts	72,773	72,773	-	-
Total Assets	72,773	72,773	-	-

Liabilities
Futures Contracts	(58,887)	(58,887)	-	-
Total Liabilities	(58,887)	(58,887)	-	-
Total Derivative Instruments:	13,886	13,886	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(58,887)
Total Equity Risk	-	(58,887)
Interest Rate Risk
Futures Contracts (a)	72,773	-
Total Interest Rate Risk	72,773	-
Total Value of Derivatives	72,773	(58,887)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $588,413)	$588,489
Fidelity Central Funds (cost $375,324)	375,324
Other affiliated issuers (cost $188,336,804)	209,971,002

Total Investment in Securities (cost $189,300,541)		$210,934,815
Cash		23,128
Receivable for investments sold		1,881,774
Receivable for fund shares sold		31,560
Distributions receivable from Fidelity Central Funds		1,579
Total assets		212,872,856
Liabilities
Payable for investments purchased	$1,116,385
Payable for fund shares redeemed	796,951
Accrued management fee	74,104
Distribution and service plan fees payable	34,201
Payable for daily variation margin on futures contracts	16,516
Total liabilities		2,038,157
Net Assets		$210,834,699
Net Assets consist of:
Paid in capital		$185,923,167
Total accumulated earnings (loss)		24,911,532
Net Assets		$210,834,699

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($85,277,218 ÷ 7,448,475 shares)(a)		$11.45
Maximum offering price per share (100/94.25 of $11.45)		$12.15
Class M :
Net Asset Value and redemption price per share ($37,308,192 ÷ 3,283,700 shares)(a)		$11.36
Maximum offering price per share (100/96.50 of $11.36)		$11.77
Class C :
Net Asset Value and offering price per share ($1,047,216 ÷ 92,336 shares)(a)		$11.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($31,711,074 ÷ 2,772,107 shares)		$11.44
Class I :
Net Asset Value, offering price and redemption price per share ($17,449,421 ÷ 1,510,556 shares)		$11.55
Class Z :
Net Asset Value, offering price and redemption price per share ($38,041,578 ÷ 3,342,503 shares)		$11.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,839,241
Interest		14,198
Income from Fidelity Central Funds		9,345
Total income		2,862,784
Expenses
Management fee	$444,033
Distribution and service plan fees	208,520
Independent trustees' fees and expenses	244
Total expenses before reductions	652,797
Expense reductions	(419)
Total expenses after reductions		652,378
Net Investment income (loss)		2,210,406
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,337,410
Futures contracts	(253,752)
Capital gain distributions from underlying funds:
Affiliated issuers	365,399
Total net realized gain (loss)		2,449,057
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	88
Fidelity Central Funds	1
Other affiliated issuers	10,132,638
Futures contracts	(27,809)
Total change in net unrealized appreciation (depreciation)		10,104,918
Net gain (loss)		12,553,975
Net increase (decrease) in net assets resulting from operations		$14,764,381
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,210,406	$6,090,531
Net realized gain (loss)	2,449,057	4,282,547
Change in net unrealized appreciation (depreciation)	10,104,918	1,268,244
Net increase (decrease) in net assets resulting from operations	14,764,381	11,641,322
Distributions to shareholders	(3,100,301)	(5,993,332)

Share transactions - net increase (decrease)	(11,669,865)	(40,177,655)
Total increase (decrease) in net assets	(5,785)	(34,529,665)

Net Assets
Beginning of period	210,840,484	245,370,149
End of period	$210,834,699	$210,840,484

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.60	$10.14	$11.46	$12.53	$10.97
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.26	.31	.25	.10
Net realized and unrealized gain (loss)	.66	.25	.46	(.94)	(.26)	2.18
Total from investment operations	.77	.53	.72	(.63)	(.01)	2.28
Distributions from net investment income	(.04)	(.29)	(.26)	(.30)	(.26)	(.11)
Distributions from net realized gain	(.12)	- C	-	(.39)	(.80)	(.61)
Total distributions	(.16)	(.29)	(.26)	(.69)	(1.06)	(.72)
Net asset value, end of period	$11.45	$10.84	$10.60	$10.14	$11.46	$12.53
Total Return D,E,F	7.20%	5.10%	7.14%	(5.41)%	(.41)%	21.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.72%	.73%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.71 % I	.72%	.73%	.74%	.75%	.76%
Expenses net of all reductions, if any	.71% I	.72%	.73%	.74%	.75%	.76%
Net investment income (loss)	2.00% I	2.60%	2.57%	3.03%	2.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$85,277	$81,484	$98,696	$107,179	$137,046	$164,212
Portfolio turnover rate J	15 % I	16% K	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.53	$10.08	$11.39	$12.46	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.10	.25	.23	.28	.22	.07
Net realized and unrealized gain (loss)	.64	.26	.45	(.93)	(.26)	2.16
Total from investment operations	.74	.51	.68	(.65)	(.04)	2.23
Distributions from net investment income	(.03)	(.27)	(.23)	(.28)	(.24)	(.09)
Distributions from net realized gain	(.12)	- C	-	(.39)	(.80)	(.61)
Total distributions	(.15)	(.27)	(.23)	(.66) D	(1.03) D	(.69) D
Net asset value, end of period	$11.36	$10.77	$10.53	$10.08	$11.39	$12.46
Total Return E,F,G	6.99%	4.90%	6.80%	(5.59)%	(.63)%	20.90%
Ratios to Average Net Assets A,H,I
Expenses before reductions	.96% J	.97%	.98%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	.96 % J	.97%	.98%	.99%	1.00%	1.01%
Expenses net of all reductions, if any	.96% J	.97%	.98%	.99%	1.00%	1.01%
Net investment income (loss)	1.75% J	2.35%	2.32%	2.78%	1.81%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$37,308	$41,009	$45,036	$48,094	$60,633	$69,654
Portfolio turnover rate K	15 % J	16% L	14%	20%	37%	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$10.52	$10.05	$11.34	$12.42	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.07	.20	.18	.23	.16	.01
Net realized and unrealized gain (loss)	.65	.26	.45	(.93)	(.27)	2.16
Total from investment operations	.72	.46	.63	(.70)	(.11)	2.17
Distributions from net investment income	(.01)	(.22)	(.16)	(.21)	(.18)	(.02)
Distributions from net realized gain	(.12)	- C	-	(.38)	(.80)	(.60)
Total distributions	(.14) D	(.22)	(.16)	(.59)	(.97) D	(.62)
Net asset value, end of period	$11.34	$10.76	$10.52	$10.05	$11.34	$12.42
Total Return E,F,G	6.72%	4.38%	6.28%	(6.09)%	(1.19)%	20.36%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.46% J	1.47%	1.48%	1.49%	1.50%	1.51%
Expenses net of fee waivers, if any	1.46 % J	1.47%	1.48%	1.49%	1.50%	1.51%
Expenses net of all reductions, if any	1.46% J	1.47%	1.48%	1.49%	1.50%	1.51%
Net investment income (loss)	1.25% J	1.85%	1.82%	2.28%	1.31%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,047	$1,127	$1,255	$2,196	$4,335	$6,544
Portfolio turnover rate K	15 % J	16% L	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$10.59	$10.13	$11.45	$12.54	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.14	.33	.31	.35	.30	.14
Net realized and unrealized gain (loss)	.65	.25	.46	(.94)	(.27)	2.19
Total from investment operations	.79	.58	.77	(.59)	.03	2.33
Distributions from net investment income	(.05)	(.35)	(.31)	(.34)	(.32)	(.17)
Distributions from net realized gain	(.12)	- C	-	(.39)	(.80)	(.61)
Total distributions	(.17)	(.35)	(.31)	(.73)	(1.12)	(.78)
Net asset value, end of period	$11.44	$10.82	$10.59	$10.13	$11.45	$12.54
Total Return D,E	7.42%	5.60%	7.67%	(4.99)%	(.10)%	21.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H	.25%	.25% I	.38%	.38%	.38%
Expenses net of fee waivers, if any	.24 % H	.25%	.25% I	.38%	.38%	.38%
Expenses net of all reductions, if any	.24% H	.25%	.25% I	.38%	.38%	.38%
Net investment income (loss)	2.47% H	3.07%	3.05%	3.40%	2.43%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$31,711	$31,772	$23,344	$20,994	$20,054	$12,643
Portfolio turnover rate J	15 % H	16% K	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$10.66	$10.18	$11.50	$12.58	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.29	.34	.29	.13
Net realized and unrealized gain (loss)	.66	.25	.46	(.94)	(.28)	2.19
Total from investment operations	.79	.56	.75	(.60)	.01	2.32
Distributions from net investment income	(.04)	(.29)	(.27)	(.33)	(.30)	(.15)
Distributions from net realized gain	(.12)	- C	-	(.39)	(.80)	(.61)
Total distributions	(.17) D	(.29)	(.27)	(.72)	(1.09) D	(.76)
Net asset value, end of period	$11.55	$10.93	$10.66	$10.18	$11.50	$12.58
Total Return E,F	7.29%	5.33%	7.47%	(5.13)%	(.21)%	21.50%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.46% I	.47%	.48%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.46 % I	.47%	.48%	.49%	.50%	.51%
Expenses net of all reductions, if any	.46% I	.47%	.48%	.49%	.50%	.51%
Net investment income (loss)	2.25% I	2.85%	2.82%	3.28%	2.31%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$17,449	$18,362	$50,544	$81,490	$103,754	$114,929
Portfolio turnover rate J	15 % I	16% K	14%	20%	37%	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$10.55	$10.10	$11.42	$12.51	$10.95
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.29	.34	.29	.14
Net realized and unrealized gain (loss)	.65	.25	.46	(.93)	(.27)	2.18
Total from investment operations	.78	.56	.75	(.59)	.02	2.32
Distributions from net investment income	(.05)	(.34)	(.30)	(.34)	(.31)	(.15)
Distributions from net realized gain	(.12)	- C	-	(.39)	(.80)	(.61)
Total distributions	(.17)	(.34)	(.30)	(.73)	(1.11)	(.76)
Net asset value, end of period	$11.38	$10.77	$10.55	$10.10	$11.42	$12.51
Total Return D,E	7.33%	5.38%	7.53%	(5.07)%	(.20)%	21.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H,I	.42%	.43%	.43% I	.44%	.45%
Expenses net of fee waivers, if any	.41 % H,I	.42%	.43%	.43% I	.44%	.45%
Expenses net of all reductions, if any	.41% H,I	.42%	.43%	.43% I	.44%	.45%
Net investment income (loss)	2.29% H	2.90%	2.87%	3.34%	2.37%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$38,042	$37,086	$26,495	$9,500	$8,545	$6,514
Portfolio turnover rate J	15 % H	16% K	14%	20%	37%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,737,168	47,798,021
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,343,841	18,375,716
Fidelity Series Emerging Markets Debt Fund (b)	267,423	2,241,002
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	74,688	737,169
Fidelity Series Floating Rate High Income Fund (b)	35,832	316,755
Fidelity Series High Income Fund (b)	257,604	2,302,983
Fidelity Series International Credit Fund (b)	88,657	757,131
Fidelity Series International Developed Markets Bond Index Fund (b)	2,288,395	19,954,801
Fidelity Series Investment Grade Bond Fund (b)	13,357,335	136,244,815
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,630,943	14,364,948
Fidelity Series Real Estate Income Fund (b)	38,655	394,281
TOTAL BOND FUNDS (Cost $256,051,465)		243,487,622

Domestic Equity Funds - 20.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	728,795	13,256,785
Fidelity Advisor Series Growth Opportunities Fund (b)	469,303	9,367,289
Fidelity Series All-Sector Equity Fund (b)	428,912	6,176,328
Fidelity Series Commodity Strategy Fund (b)	12,521	1,164,098
Fidelity Series Intrinsic Opportunities Fund (b)	193,021	2,090,412
Fidelity Series Large Cap Stock Fund (b)	677,750	17,960,384
Fidelity Series Large Cap Value Index Fund (b)	95,214	1,730,035
Fidelity Series Opportunistic Insights Fund (b)	395,778	11,398,405
Fidelity Series Small Cap Core Fund (b)	36,755	483,332
Fidelity Series Small Cap Discovery Fund (b)	132,446	1,545,649
Fidelity Series Small Cap Opportunities Fund (b)	196,196	3,094,010
Fidelity Series Stock Selector Large Cap Value Fund (b)	699,394	10,420,970
Fidelity Series Value Discovery Fund (b)	616,526	10,413,125
TOTAL DOMESTIC EQUITY FUNDS (Cost $48,920,647)		89,100,822

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	349,657	6,702,931
Fidelity Series Emerging Markets Fund (b)	435,685	5,027,808
Fidelity Series Emerging Markets Opportunities Fund (b)	851,646	20,337,310
Fidelity Series International Growth Fund (b)	614,612	12,691,748
Fidelity Series International Small Cap Fund (b)	266,376	5,410,095
Fidelity Series International Value Fund (b)	778,117	12,753,338
Fidelity Series Overseas Fund (b)	778,984	12,642,915
Fidelity Series Select International Small Cap Fund (b)	24,597	342,150
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,057,708)		75,908,295

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,265,569)	330,207	3,335,096

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	110,000	109,814
US Treasury Bills 0% 10/23/2025 (d)	4.29	690,000	688,302
US Treasury Bills 0% 10/30/2025 (d)	4.28	360,000	358,824
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,156,786)			1,156,940

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	747,486	747,635
Fidelity Series Government Money Market Fund (b)(f)	4.23	20,886,397	20,886,397
TOTAL MONEY MARKET FUNDS (Cost $21,634,032)			21,634,032

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $371,086,207)	434,622,807
NET OTHER ASSETS (LIABILITIES) - 0.0%	(213,576)
NET ASSETS - 100.0%	434,409,231

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	21	12/19/2025	2,924,565	(6,921)	(6,921)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	90	12/19/2025	10,123,594	54,375	54,375
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	30	12/19/2025	3,452,813	3,219	3,219
CBOT US Treasury Long Bond Contracts (United States)	28	12/19/2025	3,264,625	88,651	88,651

TOTAL INTEREST RATE CONTRACTS					146,245

TOTAL PURCHASED					139,324

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	26	12/19/2025	8,760,375	(116,291)	(116,291)

TOTAL FUTURES CONTRACTS					23,033
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,007,224.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,853,928	4,305,978	5,412,271	17,965	-	-	747,635	747,486	0.0%
Total	1,853,928	4,305,978	5,412,271	17,965	-	-	747,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,757,923	283,479	2,631,857	-	23,385	2,823,855	13,256,785	728,795
Fidelity Advisor Series Growth Opportunities Fund	8,900,414	66,030	2,399,364	-	709,087	2,091,122	9,367,289	469,303
Fidelity Advisor Series Small Cap Fund	42,824	-	41,780	-	2,706	(3,750)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,263,132	5,343,717	3,447,253	542,249	(11,333)	649,758	47,798,021	4,737,168
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	19,542,281	288,497	1,651,677	227,036	(457,328)	653,943	18,375,716	2,343,841
Fidelity Series All-Sector Equity Fund	5,666,757	266,986	1,068,563	-	20,104	1,291,044	6,176,328	428,912
Fidelity Series Canada Fund	4,687,088	1,490,984	405,058	-	105,187	824,730	6,702,931	349,657
Fidelity Series Commodity Strategy Fund	866,005	375,329	68,245	11,427	2,465	(11,456)	1,164,098	12,521
Fidelity Series Emerging Markets Debt Fund	2,247,940	74,030	191,536	66,198	(30,175)	140,743	2,241,002	267,423
Fidelity Series Emerging Markets Debt Local Currency Fund	711,128	1,993	48,754	-	(4,032)	76,834	737,169	74,688
Fidelity Series Emerging Markets Fund	5,004,407	16,685	1,183,162	-	215,121	974,757	5,027,808	435,685
Fidelity Series Emerging Markets Opportunities Fund	20,030,020	66,568	4,291,982	-	1,455,987	3,076,717	20,337,310	851,646
Fidelity Series Floating Rate High Income Fund	337,009	14,673	34,824	13,248	(855)	752	316,755	35,832
Fidelity Series Government Money Market Fund	19,670,516	2,687,266	1,471,385	442,477	-	-	20,886,397	20,886,397
Fidelity Series High Income Fund	2,305,572	83,623	188,054	75,933	(11,104)	112,946	2,302,983	257,604
Fidelity Series International Credit Fund	727,189	16,560	-	16,561	-	13,382	757,131	88,657
Fidelity Series International Developed Markets Bond Index Fund	20,329,149	999,028	1,628,582	192,648	(121,788)	376,994	19,954,801	2,288,395
Fidelity Series International Growth Fund	11,951,496	650,826	1,806,151	-	646,873	1,248,704	12,691,748	614,612
Fidelity Series International Small Cap Fund	5,824,465	269	1,547,809	-	451,921	681,249	5,410,095	266,376
Fidelity Series International Value Fund	13,395,555	49,438	3,158,243	-	1,416,497	1,050,091	12,753,338	778,117
Fidelity Series Intrinsic Opportunities Fund	2,167,403	204,262	384,049	161,660	(14,202)	116,998	2,090,412	193,021
Fidelity Series Investment Grade Bond Fund	137,907,870	8,790,340	12,206,154	2,960,921	(520,823)	2,273,582	136,244,815	13,357,335
Fidelity Series Large Cap Stock Fund	17,272,983	1,096,467	3,327,082	952,082	1,363,435	1,554,581	17,960,384	677,750
Fidelity Series Large Cap Value Index Fund	1,697,698	64,062	181,680	-	48,952	101,003	1,730,035	95,214
Fidelity Series Long-Term Treasury Bond Index Fund	15,667,608	1,073,177	2,198,401	293,807	(718,018)	540,582	14,364,948	2,630,943
Fidelity Series Opportunistic Insights Fund	10,959,670	296,707	2,379,954	-	888,250	1,633,732	11,398,405	395,778
Fidelity Series Overseas Fund	12,437,755	49,438	1,440,616	-	531,967	1,064,371	12,642,915	778,984
Fidelity Series Real Estate Income Fund	407,596	12,843	34,828	11,416	82	8,588	394,281	38,655
Fidelity Series Select International Small Cap Fund	78,310	236,264	31,146	-	3,287	55,435	342,150	24,597
Fidelity Series Short-Term Credit Fund	3,614,759	90,958	390,837	74,954	5,253	14,963	3,335,096	330,207
Fidelity Series Small Cap Core Fund	473,820	4,192	86,825	-	(6,559)	98,704	483,332	36,755
Fidelity Series Small Cap Discovery Fund	1,580,265	40,883	276,780	26,437	(8,837)	210,118	1,545,649	132,446
Fidelity Series Small Cap Opportunities Fund	3,104,614	89,961	609,697	52,582	326,583	182,549	3,094,010	196,196
Fidelity Series Stock Selector Large Cap Value Fund	10,093,057	527,807	1,119,508	-	6,521	913,093	10,420,970	699,394
Fidelity Series Value Discovery Fund	10,373,736	472,065	1,175,484	-	187,670	555,138	10,413,125	616,526
	428,098,014	25,825,407	53,107,320	6,121,636	6,506,279	25,395,852	432,718,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	243,487,622	243,487,622	-	-

Domestic Equity Funds	89,100,822	89,100,822	-	-

International Equity Funds	75,908,295	75,908,295	-	-

Short-Term Funds	3,335,096	3,335,096	-	-

U.S. Treasury Obligations	1,156,940	-	1,156,940	-

Money Market Funds	21,634,032	21,634,032	-	-
Total Investments in Securities:	434,622,807	433,465,867	1,156,940	-
Derivative Instruments:

Assets
Futures Contracts	146,245	146,245	-	-
Total Assets	146,245	146,245	-	-

Liabilities
Futures Contracts	(123,212)	(123,212)	-	-
Total Liabilities	(123,212)	(123,212)	-	-
Total Derivative Instruments:	23,033	23,033	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(123,212)
Total Equity Risk	-	(123,212)
Interest Rate Risk
Futures Contracts (a)	146,245	-
Total Interest Rate Risk	146,245	-
Total Value of Derivatives	146,245	(123,212)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,156,786)	$1,156,940
Fidelity Central Funds (cost $747,635)	747,635
Other affiliated issuers (cost $369,181,786)	432,718,232

Total Investment in Securities (cost $371,086,207)		$434,622,807
Cash		48,682
Receivable for investments sold		2,514,818
Receivable for fund shares sold		43,219
Distributions receivable from Fidelity Central Funds		3,211
Total assets		437,232,737
Liabilities
Payable for investments purchased	$1,810,986
Payable for fund shares redeemed	747,063
Accrued management fee	164,891
Distribution and service plan fees payable	69,521
Payable for daily variation margin on futures contracts	31,045
Total liabilities		2,823,506
Net Assets		$434,409,231
Net Assets consist of:
Paid in capital		$362,678,707
Total accumulated earnings (loss)		71,730,524
Net Assets		$434,409,231

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($191,731,200 ÷ 17,011,528 shares)(a)		$11.27
Maximum offering price per share (100/94.25 of $11.27)		$11.96
Class M :
Net Asset Value and redemption price per share ($59,487,694 ÷ 5,303,238 shares)(a)		$11.22
Maximum offering price per share (100/96.50 of $11.22)		$11.63
Class C :
Net Asset Value and offering price per share ($5,589,054 ÷ 503,158 shares)(a)		$11.11
Class K6 :
Net Asset Value, offering price and redemption price per share ($63,902,564 ÷ 5,635,243 shares)		$11.34
Class I :
Net Asset Value, offering price and redemption price per share ($23,081,541 ÷ 2,007,851 shares)		$11.50
Class Z :
Net Asset Value, offering price and redemption price per share ($90,617,178 ÷ 8,045,924 shares)		$11.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,098,215
Interest		28,685
Income from Fidelity Central Funds		17,965
Total income		5,144,865
Expenses
Management fee	$983,984
Distribution and service plan fees	416,791
Independent trustees' fees and expenses	496
Total expenses before reductions	1,401,271
Expense reductions	(242)
Total expenses after reductions		1,401,029
Net Investment income (loss)		3,743,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,506,279
Futures contracts	(555,520)
Capital gain distributions from underlying funds:
Affiliated issuers	1,023,421
Total net realized gain (loss)		6,974,180
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	179
Affiliated issuers	25,395,852
Futures contracts	(72,825)
Total change in net unrealized appreciation (depreciation)		25,323,206
Net gain (loss)		32,297,386
Net increase (decrease) in net assets resulting from operations		$36,041,222
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,743,836	$11,603,230
Net realized gain (loss)	6,974,180	16,080,584
Change in net unrealized appreciation (depreciation)	25,323,206	(3,656,951)
Net increase (decrease) in net assets resulting from operations	36,041,222	24,026,863
Distributions to shareholders	(11,511,549)	(18,407,562)

Share transactions - net increase (decrease)	(20,482,128)	(68,069,628)
Total increase (decrease) in net assets	4,047,545	(62,450,327)

Net Assets
Beginning of period	430,361,686	492,812,013
End of period	$434,409,231	$430,361,686

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.56	$9.92	$11.40	$12.59	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.24	.29	.25	.09
Net realized and unrealized gain (loss)	.81	.26	.64	(1.00)	(.21)	2.66
Total from investment operations	.90	.52	.88	(.71)	.04	2.75
Distributions from net investment income	(.03)	(.27)	(.24)	(.28)	(.26)	(.11)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.29)	(.42)	(.24) C	(.77)	(1.23)	(.87)
Net asset value, end of period	$11.27	$10.66	$10.56	$9.92	$11.40	$12.59
Total Return D,E,F	8.63%	5.07%	8.99%	(6.14)%	(.08)%	26.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.77%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.75 % I	.77%	.78%	.78%	.79%	.80%
Expenses net of all reductions, if any	.75% I	.77%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.64% I	2.40%	2.35%	2.86%	2.03%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$191,731	$188,624	$222,185	$251,605	$315,460	$385,409
Portfolio turnover rate J	12 % I	17% K	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$10.51	$9.88	$11.35	$12.55	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.07	.23	.21	.26	.22	.06
Net realized and unrealized gain (loss)	.82	.26	.64	(.99)	(.21)	2.65
Total from investment operations	.89	.49	.85	(.73)	.01	2.71
Distributions from net investment income	(.02)	(.24)	(.21)	(.26)	(.24)	(.08)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.48)	(.97)	(.76)
Total distributions	(.28)	(.39)	(.22)	(.74)	(1.21)	(.84)
Net asset value, end of period	$11.22	$10.61	$10.51	$9.88	$11.35	$12.55
Total Return C,D,E	8.60%	4.79%	8.62%	(6.31)%	(.35)%	26.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H	1.01% I	1.03%	1.03%	1.04%	1.05%
Expenses net of fee waivers, if any	1.00 % H	1.01% I	1.03%	1.03%	1.04%	1.05%
Expenses net of all reductions, if any	1.00% H	1.01% I	1.03%	1.03%	1.04%	1.05%
Net investment income (loss)	1.39% H	2.15%	2.10%	2.61%	1.78%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$59,488	$61,994	$72,185	$83,161	$107,957	$134,240
Portfolio turnover rate J	12 % H	17% K	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.42	$9.80	$11.28	$12.46	$10.62
Income from Investment Operations
Net investment income (loss) A,B	.05	.17	.16	.21	.16	- C
Net realized and unrealized gain (loss)	.81	.27	.63	(.99)	(.20)	2.62
Total from investment operations	.86	.44	.79	(.78)	(.04)	2.62
Distributions from net investment income	(.01)	(.18)	(.16)	(.22)	(.17)	(.03)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.48)	(.97)	(.74)
Total distributions	(.27)	(.34) D	(.17)	(.70)	(1.14)	(.78) D
Net asset value, end of period	$11.11	$10.52	$10.42	$9.80	$11.28	$12.46
Total Return E,F,G	8.34%	4.28%	8.05%	(6.83)%	(.74)%	25.36%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.50% J	1.51% K	1.53%	1.53%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50 % J	1.51% K	1.53%	1.53%	1.54%	1.55%
Expenses net of all reductions, if any	1.50% J	1.51% K	1.53%	1.53%	1.54%	1.55%
Net investment income (loss)	.89% J	1.65%	1.60%	2.11%	1.28%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,589	$6,133	$7,598	$9,463	$12,554	$20,654
Portfolio turnover rate L	12 % J	17% M	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.61	$9.98	$11.46	$12.66	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.12	.31	.29	.33	.30	.14
Net realized and unrealized gain (loss)	.81	.28	.64	(1.00)	(.21)	2.66
Total from investment operations	.93	.59	.93	(.67)	.09	2.80
Distributions from net investment income	(.05)	(.33)	(.29)	(.33)	(.32)	(.17)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.30) C	(.49) C	(.30)	(.81) C	(1.29)	(.92) C
Net asset value, end of period	$11.34	$10.71	$10.61	$9.98	$11.46	$12.66
Total Return D,E	8.92%	5.67%	9.39%	(5.68)%	.31%	26.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.26%	.27%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.26 % H	.26%	.27%	.40%	.40%	.40%
Expenses net of all reductions, if any	.26% H	.26%	.27%	.40%	.40%	.40%
Net investment income (loss)	2.13% H	2.90%	2.85%	3.25%	2.42%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$63,903	$58,241	$35,352	$32,531	$34,218	$28,215
Portfolio turnover rate I	12 % H	17% J	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.69	$10.04	$11.52	$12.71	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.26	.31	.29	.13
Net realized and unrealized gain (loss)	.84	.27	.65	(1.00)	(.22)	2.67
Total from investment operations	.94	.56	.91	(.69)	.07	2.80
Distributions from net investment income	(.04)	(.24)	(.25)	(.31)	(.29)	(.14)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.30)	(.39)	(.26)	(.79) C	(1.26)	(.90)
Net asset value, end of period	$11.50	$10.86	$10.69	$10.04	$11.52	$12.71
Total Return D,E	8.82%	5.36%	9.12%	(5.84)%	.20%	26.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.51% I	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.50 % H	.51% I	.53%	.53%	.54%	.55%
Expenses net of all reductions, if any	.50% H	.51% I	.53%	.53%	.54%	.55%
Net investment income (loss)	1.89% H	2.65%	2.60%	3.11%	2.28%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$23,082	$22,449	$92,177	$158,411	$222,906	$256,243
Portfolio turnover rate J	12 % H	17% K	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.64	$10.55	$9.94	$11.42	$12.62	$10.74
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.27	.32	.29	.13
Net realized and unrealized gain (loss)	.81	.27	.63	(1.00)	(.21)	2.66
Total from investment operations	.92	.56	.90	(.68)	.08	2.79
Distributions from net investment income	(.04)	(.31)	(.28)	(.32)	(.31)	(.15)
Distributions from net realized gain	(.26)	(.15)	(.01)	(.49)	(.97)	(.76)
Total distributions	(.30)	(.47) C	(.29)	(.80) C	(1.28)	(.91)
Net asset value, end of period	$11.26	$10.64	$10.55	$9.94	$11.42	$12.62
Total Return D,E	8.84%	5.42%	9.16%	(5.79)%	.25%	26.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.46% I	.46%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.45 % H	.46% I	.46%	.47%	.48%	.48%
Expenses net of all reductions, if any	.45% H	.46% I	.46%	.47%	.48%	.48%
Net investment income (loss)	1.94% H	2.71%	2.66%	3.17%	2.35%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$90,617	$92,920	$63,314	$25,616	$24,200	$20,850
Portfolio turnover rate J	12 % H	17% K	13%	20%	35%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,990,178	60,440,897
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	9,604,100	75,296,145
Fidelity Series Emerging Markets Debt Fund (b)	657,815	5,512,493
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	181,751	1,793,887
Fidelity Series Floating Rate High Income Fund (b)	104,776	926,221
Fidelity Series High Income Fund (b)	650,314	5,813,803
Fidelity Series International Credit Fund (b)	190,148	1,623,868
Fidelity Series International Developed Markets Bond Index Fund (b)	5,906,631	51,505,824
Fidelity Series Investment Grade Bond Fund (b)	30,400,815	310,088,310
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,213,932	39,388,067
Fidelity Series Real Estate Income Fund (b)	103,152	1,052,153
TOTAL BOND FUNDS (Cost $600,844,985)		553,441,668

Domestic Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,359,691	42,922,783
Fidelity Advisor Series Growth Opportunities Fund (b)	1,519,514	30,329,500
Fidelity Series All-Sector Equity Fund (b)	1,388,729	19,997,693
Fidelity Series Commodity Strategy Fund (b)	30,350	2,821,638
Fidelity Series Intrinsic Opportunities Fund (b)	624,973	6,768,458
Fidelity Series Large Cap Stock Fund (b)	2,194,413	58,151,949
Fidelity Series Large Cap Value Index Fund (b)	308,287	5,601,573
Fidelity Series Opportunistic Insights Fund (b)	1,281,446	36,905,636
Fidelity Series Small Cap Core Fund (b)	119,004	1,564,908
Fidelity Series Small Cap Discovery Fund (b)	428,850	5,004,676
Fidelity Series Small Cap Opportunities Fund (b)	635,246	10,017,825
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,264,483	33,740,799
Fidelity Series Value Discovery Fund (b)	1,996,172	33,715,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $157,417,157)		287,542,784

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,077,274	20,651,336
Fidelity Series Emerging Markets Fund (b)	1,323,564	15,273,933
Fidelity Series Emerging Markets Opportunities Fund (b)	2,590,217	61,854,390
Fidelity Series International Growth Fund (b)	1,970,501	40,690,841
Fidelity Series International Small Cap Fund (b)	681,028	13,831,673
Fidelity Series International Value Fund (b)	2,497,454	40,933,271
Fidelity Series Overseas Fund (b)	2,494,699	40,488,965
Fidelity Series Select International Small Cap Fund (b)	62,858	874,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $126,654,676)		234,598,758

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,119,447)	215,684	2,178,405

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	290,000	289,510
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,660,000	1,655,915
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,060,000	1,056,538
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,001,562)			3,001,963

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	1,911,339	1,911,721
Fidelity Series Government Money Market Fund (b)(f)	4.23	28,854,626	28,854,626
TOTAL MONEY MARKET FUNDS (Cost $30,766,347)			30,766,347

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $920,804,174)	1,111,529,925
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(709,318)
NET ASSETS - 100.0%	1,110,820,607

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	52	12/19/2025	7,241,780	(17,004)	(17,004)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	231	12/19/2025	25,983,891	139,562	139,562
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	77	12/19/2025	8,862,219	8,142	8,142
CBOT US Treasury Long Bond Contracts (United States)	71	12/19/2025	8,278,156	224,793	224,793

TOTAL INTEREST RATE CONTRACTS					372,497

TOTAL PURCHASED					355,493

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	66	12/19/2025	22,237,875	(293,043)	(293,043)
ICE MSCI Emerging Markets Index Contracts (United States)	3	12/19/2025	203,955	32	32

TOTAL SOLD					(293,011)

TOTAL FUTURES CONTRACTS					62,482
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,413,191.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,735,173	11,817,184	14,640,636	45,971	-	-	1,911,721	1,911,339	0.0%
Total	4,735,173	11,817,184	14,640,636	45,971	-	-	1,911,721

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	41,534,535	699,915	8,583,167	-	86,813	9,184,687	42,922,783	2,359,691
Fidelity Advisor Series Growth Opportunities Fund	29,020,680	130,387	7,940,113	-	2,371,643	6,746,903	30,329,500	1,519,514
Fidelity Advisor Series Small Cap Fund	137,170	-	133,826	-	8,669	(12,013)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	53,088,374	11,279,240	4,705,803	650,209	(4,139)	783,225	60,440,897	5,990,178
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	78,699,246	3,340,984	7,561,263	923,907	(1,443,635)	2,260,813	75,296,145	9,604,100
Fidelity Series All-Sector Equity Fund	18,531,415	652,441	3,451,579	-	83,553	4,181,863	19,997,693	1,388,729
Fidelity Series Canada Fund	15,206,520	3,960,328	1,482,830	-	434,093	2,533,225	20,651,336	1,077,274
Fidelity Series Commodity Strategy Fund	2,207,300	836,188	198,609	28,795	6,802	(30,043)	2,821,638	30,350
Fidelity Series Emerging Markets Debt Fund	5,608,640	184,803	553,372	163,634	(103,224)	375,646	5,512,493	657,815
Fidelity Series Emerging Markets Debt Local Currency Fund	1,751,260	5,388	140,857	-	(1,908)	180,004	1,793,887	181,751
Fidelity Series Emerging Markets Fund	15,083,451	52,840	3,449,632	-	653,255	2,934,019	15,273,933	1,323,564
Fidelity Series Emerging Markets Opportunities Fund	60,372,129	211,501	12,397,719	-	3,725,042	9,943,437	61,854,390	2,590,217
Fidelity Series Floating Rate High Income Fund	984,656	42,475	100,613	38,627	(4,649)	4,352	926,221	104,776
Fidelity Series Government Money Market Fund	24,979,401	5,985,998	2,110,773	589,368	-	-	28,854,626	28,854,626
Fidelity Series High Income Fund	5,886,166	213,144	543,312	192,358	(32,844)	290,649	5,813,803	650,314
Fidelity Series International Credit Fund	1,559,648	35,518	-	35,519	-	28,702	1,623,868	190,148
Fidelity Series International Developed Markets Bond Index Fund	52,461,240	3,129,784	4,736,639	494,461	(301,182)	952,621	51,505,824	5,906,631
Fidelity Series International Growth Fund	38,526,078	2,035,009	5,936,088	-	2,135,869	3,929,973	40,690,841	1,970,501
Fidelity Series International Small Cap Fund	14,927,820	25	3,982,785	-	1,800,410	1,086,203	13,831,673	681,028
Fidelity Series International Value Fund	43,447,087	159,349	10,553,792	-	4,529,686	3,350,941	40,933,271	2,497,454
Fidelity Series Intrinsic Opportunities Fund	7,031,083	617,510	1,217,448	524,654	(43,047)	380,360	6,768,458	624,973
Fidelity Series Investment Grade Bond Fund	312,287,070	24,276,655	30,452,504	6,693,652	(1,713,605)	5,690,694	310,088,310	30,400,815
Fidelity Series Large Cap Stock Fund	56,182,002	3,380,408	10,918,040	3,092,517	3,883,367	5,624,212	58,151,949	2,194,413
Fidelity Series Large Cap Value Index Fund	5,522,386	135,521	542,557	-	167,172	319,051	5,601,573	308,287
Fidelity Series Long-Term Treasury Bond Index Fund	42,788,070	3,066,723	5,998,718	797,976	(1,828,398)	1,360,390	39,388,067	7,213,932
Fidelity Series Opportunistic Insights Fund	35,701,226	688,569	7,695,729	-	3,272,842	4,938,728	36,905,636	1,281,446
Fidelity Series Overseas Fund	40,032,282	191,594	4,842,889	-	1,718,878	3,389,100	40,488,965	2,494,699
Fidelity Series Real Estate Income Fund	1,098,907	34,344	104,268	30,472	227	22,943	1,052,153	103,152
Fidelity Series Select International Small Cap Fund	199,541	608,363	83,587	-	8,492	141,540	874,349	62,858
Fidelity Series Short-Term Credit Fund	2,648,701	72,932	557,025	51,870	7,123	6,674	2,178,405	215,684
Fidelity Series Small Cap Core Fund	1,539,321	5,300	278,896	-	(20,711)	319,894	1,564,908	119,004
Fidelity Series Small Cap Discovery Fund	5,117,892	103,103	872,377	86,527	(25,094)	681,152	5,004,676	428,850
Fidelity Series Small Cap Opportunities Fund	10,071,393	212,957	1,925,110	170,671	946,283	712,302	10,017,825	635,246
Fidelity Series Stock Selector Large Cap Value Fund	32,890,740	1,512,641	3,651,252	-	30,798	2,957,872	33,740,799	2,264,483
Fidelity Series Value Discovery Fund	33,653,103	1,213,936	3,570,983	-	762,409	1,656,881	33,715,346	1,996,172
	1,090,776,533	69,075,873	151,274,155	14,565,217	21,110,990	76,927,000	1,106,616,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	553,441,668	553,441,668	-	-

Domestic Equity Funds	287,542,784	287,542,784	-	-

International Equity Funds	234,598,758	234,598,758	-	-

Short-Term Funds	2,178,405	2,178,405	-	-

U.S. Treasury Obligations	3,001,963	-	3,001,963	-

Money Market Funds	30,766,347	30,766,347	-	-
Total Investments in Securities:	1,111,529,925	1,108,527,962	3,001,963	-
Derivative Instruments:

Assets
Futures Contracts	372,529	372,529	-	-
Total Assets	372,529	372,529	-	-

Liabilities
Futures Contracts	(310,047)	(310,047)	-	-
Total Liabilities	(310,047)	(310,047)	-	-
Total Derivative Instruments:	62,482	62,482	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	32	(310,047)
Total Equity Risk	32	(310,047)
Interest Rate Risk
Futures Contracts (a)	372,497	-
Total Interest Rate Risk	372,497	-
Total Value of Derivatives	372,529	(310,047)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,001,562)	$3,001,963
Fidelity Central Funds (cost $1,911,721)	1,911,721
Other affiliated issuers (cost $915,890,891)	1,106,616,241

Total Investment in Securities (cost $920,804,174)		$1,111,529,925
Receivable for investments sold		7,065,371
Receivable for fund shares sold		157,392
Distributions receivable from Fidelity Central Funds		7,874
Total assets		1,118,760,562
Liabilities
Payable for investments purchased	$5,750,967
Payable for fund shares redeemed	1,471,822
Accrued management fee	453,781
Distribution and service plan fees payable	184,040
Payable for daily variation margin on futures contracts	79,345
Total liabilities		7,939,955
Net Assets		$1,110,820,607
Net Assets consist of:
Paid in capital		$897,718,304
Total accumulated earnings (loss)		213,102,303
Net Assets		$1,110,820,607

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($450,431,756 ÷ 35,301,850 shares)(a)		$12.76
Maximum offering price per share (100/94.25 of $12.76)		$13.54
Class M :
Net Asset Value and redemption price per share ($181,237,718 ÷ 14,246,321 shares)(a)		$12.72
Maximum offering price per share (100/96.50 of $12.72)		$13.18
Class C :
Net Asset Value and offering price per share ($17,645,481 ÷ 1,410,678 shares)(a)		$12.51
Class K6 :
Net Asset Value, offering price and redemption price per share ($194,431,475 ÷ 15,153,651 shares)		$12.83
Class I :
Net Asset Value, offering price and redemption price per share ($45,444,806 ÷ 3,478,752 shares)		$13.06
Class Z :
Net Asset Value, offering price and redemption price per share ($221,629,371 ÷ 17,385,779 shares)		$12.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,240,884
Interest		72,158
Income from Fidelity Central Funds		45,971
Total income		11,359,013
Expenses
Management fee	$2,687,564
Distribution and service plan fees	1,092,037
Independent trustees' fees and expenses	1,265
Total expenses before reductions	3,780,866
Expense reductions	(70)
Total expenses after reductions		3,780,796
Net Investment income (loss)		7,578,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	21,110,990
Futures contracts	(1,463,967)
Capital gain distributions from underlying funds:
Affiliated issuers	3,324,333
Total net realized gain (loss)		22,971,356
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	467
Affiliated issuers	76,927,000
Futures contracts	(198,982)
Total change in net unrealized appreciation (depreciation)		76,728,485
Net gain (loss)		99,699,841
Net increase (decrease) in net assets resulting from operations		$107,278,058
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,578,217	$27,464,388
Net realized gain (loss)	22,971,356	54,031,822
Change in net unrealized appreciation (depreciation)	76,728,485	(19,031,324)
Net increase (decrease) in net assets resulting from operations	107,278,058	62,464,886
Distributions to shareholders	(35,268,264)	(54,917,665)

Share transactions - net increase (decrease)	(57,701,160)	(214,518,596)
Total increase (decrease) in net assets	14,308,634	(206,971,375)

Net Assets
Beginning of period	1,096,511,973	1,303,483,348
End of period	$1,110,820,607	$1,096,511,973

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.96	$11.92	$11.01	$12.83	$14.19	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.08	.26	.24	.30	.28	.10
Net realized and unrealized gain (loss)	1.11	.33	.92	(1.19)	(.18)	3.43
Total from investment operations	1.19	.59	1.16	(.89)	.10	3.53
Distributions from net investment income	(.03)	(.28)	(.24)	(.29)	(.30)	(.12)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.63)	(1.16)	(.85)
Total distributions	(.39)	(.55)	(.25)	(.93) C	(1.46)	(.97)
Net asset value, end of period	$12.76	$11.96	$11.92	$11.01	$12.83	$14.19
Total Return D,E,F	10.25%	5.06%	10.60%	(6.81)%	.25%	31.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80% I	.81%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.80 % I	.81%	.82%	.83%	.83%	.84%
Expenses net of all reductions, if any	.80% I	.81%	.82%	.83%	.83%	.84%
Net investment income (loss)	1.27% I	2.17%	2.14%	2.67%	2.02%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$450,432	$445,089	$541,274	$575,228	$741,474	$877,842
Portfolio turnover rate J	13 % I	17% K	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.93	$11.90	$10.99	$12.81	$14.18	$11.62
Income from Investment Operations
Net investment income (loss) A,B	.06	.23	.21	.27	.25	.07
Net realized and unrealized gain (loss)	1.11	.32	.92	(1.18)	(.19)	3.43
Total from investment operations	1.17	.55	1.13	(.91)	.06	3.50
Distributions from net investment income	(.02)	(.25)	(.21)	(.27)	(.27)	(.09)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.63)	(1.16)	(.85)
Total distributions	(.38)	(.52)	(.22)	(.91) C	(1.43)	(.94)
Net asset value, end of period	$12.72	$11.93	$11.90	$10.99	$12.81	$14.18
Total Return D,E,F	10.12%	4.74%	10.35%	(7.01)%	(.02)%	31.08%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.05% I	1.06%	1.07%	1.08%	1.08%	1.09%
Expenses net of fee waivers, if any	1.05 % I	1.06%	1.07%	1.08%	1.08%	1.09%
Expenses net of all reductions, if any	1.05% I	1.06%	1.07%	1.08%	1.08%	1.09%
Net investment income (loss)	1.02% I	1.92%	1.89%	2.42%	1.77%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$181,238	$178,856	$193,804	$211,956	$265,388	$309,456
Portfolio turnover rate J	13 % I	17% K	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$11.72	$10.84	$12.66	$14.03	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.03	.17	.15	.21	.18	- C
Net realized and unrealized gain (loss)	1.10	.31	.90	(1.17)	(.18)	3.39
Total from investment operations	1.13	.48	1.05	(.96)	-	3.39
Distributions from net investment income	- C	(.18)	(.16)	(.23)	(.21)	(.04)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.63)	(1.16)	(.84)
Total distributions	(.37) D	(.45)	(.17)	(.86)	(1.37)	(.88)
Net asset value, end of period	$12.51	$11.75	$11.72	$10.84	$12.66	$14.03
Total Return E,F,G	9.86%	4.21%	9.78%	(7.48)%	(.47)%	30.36%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.55% J	1.56%	1.57%	1.58%	1.58%	1.59%
Expenses net of fee waivers, if any	1.55 % J	1.56%	1.57%	1.58%	1.58%	1.59%
Expenses net of all reductions, if any	1.55% J	1.56%	1.57%	1.58%	1.58%	1.59%
Net investment income (loss)	.52% J	1.42%	1.39%	1.92%	1.27%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$17,645	$17,741	$21,950	$26,447	$36,340	$51,480
Portfolio turnover rate K	13 % J	17% L	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$11.98	$11.07	$12.90	$14.26	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.11	.33	.30	.34	.34	.16
Net realized and unrealized gain (loss)	1.12	.32	.92	(1.19)	(.18)	3.45
Total from investment operations	1.23	.65	1.22	(.85)	.16	3.61
Distributions from net investment income	(.04)	(.35)	(.30)	(.33)	(.35)	(.18)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.65)	(1.17)	(.85)
Total distributions	(.41) C	(.62)	(.31)	(.98)	(1.52)	(1.04) C
Net asset value, end of period	$12.83	$12.01	$11.98	$11.07	$12.90	$14.26
Total Return D,E	10.53%	5.61%	11.12%	(6.41)%	.69%	31.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H	.29%	.30%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.28 % H	.29%	.30%	.42%	.42%	.42%
Expenses net of all reductions, if any	.28% H	.29%	.30%	.42%	.42%	.42%
Net investment income (loss)	1.79% H	2.68%	2.66%	3.08%	2.44%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$194,431	$183,995	$129,988	$104,972	$112,829	$94,399
Portfolio turnover rate I	13 % H	17% J	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$12.09	$11.15	$12.97	$14.32	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.09	.30	.27	.33	.32	.14
Net realized and unrealized gain (loss)	1.14	.32	.93	(1.20)	(.18)	3.46
Total from investment operations	1.23	.62	1.20	(.87)	.14	3.60
Distributions from net investment income	(.03)	(.21)	(.25)	(.31)	(.32)	(.15)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.64)	(1.16)	(.85)
Total distributions	(.40) C	(.48)	(.26)	(.95)	(1.49) C	(1.01) C
Net asset value, end of period	$13.06	$12.23	$12.09	$11.15	$12.97	$14.32
Total Return D,E	10.33%	5.29%	10.87%	(6.53)%	.53%	31.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.55% I	.57%	.58%	.58%	.59%
Expenses net of fee waivers, if any	.55 % H	.55% I	.57%	.58%	.58%	.59%
Expenses net of all reductions, if any	.55% H	.55% I	.57%	.58%	.58%	.59%
Net investment income (loss)	1.52% H	2.42%	2.39%	2.92%	2.27%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$45,445	$45,910	$247,877	$427,927	$616,520	$743,070
Portfolio turnover rate J	13 % H	17% K	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.94	$11.92	$11.02	$12.85	$14.21	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.10	.30	.28	.33	.33	.15
Net realized and unrealized gain (loss)	1.11	.32	.92	(1.19)	(.19)	3.43
Total from investment operations	1.21	.62	1.20	(.86)	.14	3.58
Distributions from net investment income	(.04)	(.33)	(.29)	(.33)	(.34)	(.17)
Distributions from net realized gain	(.36)	(.27)	(.01)	(.65)	(1.17)	(.85)
Total distributions	(.40)	(.60)	(.30)	(.97) C	(1.50) C	(1.02)
Net asset value, end of period	$12.75	$11.94	$11.92	$11.02	$12.85	$14.21
Total Return D,E	10.44%	5.35%	10.99%	(6.48)%	.58%	31.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.50%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.48 % H	.49%	.50%	.50%	.51%	.52%
Expenses net of all reductions, if any	.48% H	.49%	.50%	.50%	.51%	.52%
Net investment income (loss)	1.59% H	2.49%	2.46%	3.00%	2.35%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$221,629	$224,921	$168,591	$74,665	$59,576	$45,836
Portfolio turnover rate I	13 % H	17% J	14%	21%	34%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	429,118	4,329,803
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,609,227	200,776,341
Fidelity Series Emerging Markets Debt Fund (b)	1,208,227	10,124,945
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	326,766	3,225,176
Fidelity Series Floating Rate High Income Fund (b)	191,237	1,690,533
Fidelity Series High Income Fund (b)	1,207,241	10,792,738
Fidelity Series International Credit Fund (b)	219,832	1,877,369
Fidelity Series International Developed Markets Bond Index Fund (b)	11,209,295	97,745,050
Fidelity Series Investment Grade Bond Fund (b)	49,730,050	507,246,513
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,499,880	79,169,344
Fidelity Series Real Estate Income Fund (b)	190,019	1,938,195
TOTAL BOND FUNDS (Cost $1,025,574,707)		918,916,007

Domestic Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	5,321,632	96,800,484
Fidelity Advisor Series Growth Opportunities Fund (b)	3,426,838	68,399,677
Fidelity Series All-Sector Equity Fund (b)	3,131,912	45,099,530
Fidelity Series Commodity Strategy Fund (b)	40,256	3,742,578
Fidelity Series Intrinsic Opportunities Fund (b)	1,409,450	15,264,349
Fidelity Series Large Cap Stock Fund (b)	4,948,914	131,146,230
Fidelity Series Large Cap Value Index Fund (b)	695,243	12,632,567
Fidelity Series Opportunistic Insights Fund (b)	2,889,949	83,230,521
Fidelity Series Small Cap Core Fund (b)	268,377	3,529,160
Fidelity Series Small Cap Discovery Fund (b)	967,118	11,286,263
Fidelity Series Small Cap Opportunities Fund (b)	1,432,620	22,592,422
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,106,941	76,093,428
Fidelity Series Value Discovery Fund (b)	4,501,841	76,036,101
TOTAL DOMESTIC EQUITY FUNDS (Cost $360,250,137)		645,853,310

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,320,377	44,481,632
Fidelity Series Emerging Markets Fund (b)	2,864,594	33,057,416
Fidelity Series Emerging Markets Opportunities Fund (b)	5,591,354	133,521,534
Fidelity Series International Growth Fund (b)	4,412,326	91,114,539
Fidelity Series International Small Cap Fund (b)	1,278,759	25,971,592
Fidelity Series International Value Fund (b)	5,623,018	92,161,267
Fidelity Series Overseas Fund (b)	5,554,977	90,157,280
Fidelity Series Select International Small Cap Fund (b)	118,101	1,642,783
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $282,195,764)		512,108,043

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025	4.28	600,000	598,986
US Treasury Bills 0% 10/23/2025 (d)	4.29	3,060,000	3,052,469
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,950,000	1,943,631
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,594,344)			5,595,086

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	3,538,655	3,539,363
Fidelity Series Government Money Market Fund (b)(f)	4.23	1,625,684	1,625,684
TOTAL MONEY MARKET FUNDS (Cost $5,165,047)			5,165,047

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,678,779,999)	2,087,637,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,336,152)
NET ASSETS - 100.0%	2,086,301,341

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	98	12/19/2025	13,647,970	(31,357)	(31,357)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	434	12/19/2025	48,818,219	261,508	261,508
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	145	12/19/2025	16,688,594	15,595	15,595
CBOT US Treasury Long Bond Contracts (United States)	134	12/19/2025	15,623,563	424,257	424,257

TOTAL INTEREST RATE CONTRACTS					701,360

TOTAL PURCHASED					670,003

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	123	12/19/2025	41,443,313	(544,215)	(544,215)
ICE MSCI Emerging Markets Index Contracts (United States)	5	12/19/2025	339,925	73	73

TOTAL SOLD					(544,142)

TOTAL FUTURES CONTRACTS					125,861
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,557,183.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,676,242	21,696,029	26,832,908	88,821	-	-	3,539,363	3,538,655	0.0%
Total	8,676,242	21,696,029	26,832,908	88,821	-	-	3,539,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	90,913,943	1,905,246	16,719,814	-	208,619	20,492,490	96,800,484	5,321,632
Fidelity Advisor Series Growth Opportunities Fund	63,301,015	364,596	15,513,178	-	4,615,637	15,631,607	68,399,677	3,426,838
Fidelity Advisor Series Small Cap Fund	300,827	-	293,494	-	19,012	(26,345)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,012,677	3,407,670	103,842	11,477	2,858	10,440	4,329,803	429,118
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	201,329,954	17,698,993	20,589,572	2,443,488	(3,050,569)	5,387,535	200,776,341	25,609,227
Fidelity Series All-Sector Equity Fund	40,147,915	1,074,840	5,550,015	-	145,821	9,280,969	45,099,530	3,131,912
Fidelity Series Canada Fund	33,389,255	7,722,340	3,133,393	-	944,156	5,559,274	44,481,632	2,320,377
Fidelity Series Commodity Strategy Fund	4,076,568	75,248	365,828	53,291	12,764	(56,174)	3,742,578	40,256
Fidelity Series Emerging Markets Debt Fund	10,270,675	360,453	1,006,032	300,068	(177,982)	677,831	10,124,945	1,208,227
Fidelity Series Emerging Markets Debt Local Currency Fund	3,145,910	15,368	256,079	-	(21,459)	341,436	3,225,176	326,766
Fidelity Series Emerging Markets Fund	31,755,355	148,254	6,482,667	-	1,003,041	6,633,433	33,057,416	2,864,594
Fidelity Series Emerging Markets Opportunities Fund	127,100,048	594,293	23,258,414	-	6,039,104	23,046,503	133,521,534	5,591,354
Fidelity Series Floating Rate High Income Fund	1,792,568	81,380	182,915	70,401	(19,076)	18,576	1,690,533	191,237
Fidelity Series Government Money Market Fund	-	1,645,792	20,108	1,224	-	-	1,625,684	1,625,684
Fidelity Series High Income Fund	10,886,717	415,709	987,741	356,419	(33,597)	511,650	10,792,738	1,207,241
Fidelity Series International Credit Fund	1,803,123	41,063	-	41,063	-	33,183	1,877,369	219,832
Fidelity Series International Developed Markets Bond Index Fund	96,746,667	8,275,434	8,506,856	914,352	(527,278)	1,757,083	97,745,050	11,209,295
Fidelity Series International Growth Fund	85,205,978	4,734,545	12,247,305	-	3,894,226	9,527,095	91,114,539	4,412,326
Fidelity Series International Small Cap Fund	27,322,346	165,835	6,834,744	-	2,661,480	2,656,675	25,971,592	1,278,759
Fidelity Series International Value Fund	95,910,186	518,846	21,742,466	-	8,853,454	8,621,247	92,161,267	5,623,018
Fidelity Series Intrinsic Opportunities Fund	15,515,654	1,362,957	2,369,264	1,178,510	(74,621)	829,623	15,264,349	1,409,450
Fidelity Series Investment Grade Bond Fund	497,814,722	46,962,207	44,000,049	10,776,859	(2,242,997)	8,712,630	507,246,513	49,730,050
Fidelity Series Large Cap Stock Fund	123,233,514	7,988,178	21,210,900	6,941,525	7,565,859	13,569,579	131,146,230	4,948,914
Fidelity Series Large Cap Value Index Fund	12,147,653	442,359	1,046,006	-	247,983	840,578	12,632,567	695,243
Fidelity Series Long-Term Treasury Bond Index Fund	87,573,910	5,127,138	12,509,367	1,610,306	(3,945,355)	2,923,018	79,169,344	14,499,880
Fidelity Series Opportunistic Insights Fund	78,039,822	1,526,122	14,668,140	-	6,144,944	12,187,773	83,230,521	2,889,949
Fidelity Series Overseas Fund	87,897,270	774,596	9,765,753	-	3,222,070	8,029,097	90,157,280	5,554,977
Fidelity Series Real Estate Income Fund	2,011,473	67,092	182,962	56,065	472	42,120	1,938,195	190,019
Fidelity Series Select International Small Cap Fund	368,245	1,123,554	128,355	-	13,794	265,545	1,642,783	118,101
Fidelity Series Small Cap Core Fund	3,400,715	12,438	554,300	-	(46,254)	716,561	3,529,160	268,377
Fidelity Series Small Cap Discovery Fund	11,307,325	262,976	1,758,113	193,275	(45,641)	1,519,716	11,286,263	967,118
Fidelity Series Small Cap Opportunities Fund	22,224,885	462,129	3,810,050	383,375	1,498,298	2,217,160	22,592,422	1,432,620
Fidelity Series Stock Selector Large Cap Value Fund	71,832,867	3,789,643	6,202,215	-	21,708	6,651,425	76,093,428	5,106,941
Fidelity Series Value Discovery Fund	74,262,658	2,964,006	6,618,563	-	793,217	4,634,783	76,036,101	4,501,841
	2,014,042,440	122,111,300	268,618,500	25,331,698	37,723,688	173,244,116	2,078,503,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	918,916,007	918,916,007	-	-

Domestic Equity Funds	645,853,310	645,853,310	-	-

International Equity Funds	512,108,043	512,108,043	-	-

U.S. Treasury Obligations	5,595,086	-	5,595,086	-

Money Market Funds	5,165,047	5,165,047	-	-
Total Investments in Securities:	2,087,637,493	2,082,042,407	5,595,086	-
Derivative Instruments:

Assets
Futures Contracts	701,433	701,433	-	-
Total Assets	701,433	701,433	-	-

Liabilities
Futures Contracts	(575,572)	(575,572)	-	-
Total Liabilities	(575,572)	(575,572)	-	-
Total Derivative Instruments:	125,861	125,861	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	73	(575,572)
Total Equity Risk	73	(575,572)
Interest Rate Risk
Futures Contracts (a)	701,360	-
Total Interest Rate Risk	701,360	-
Total Value of Derivatives	701,433	(575,572)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,594,344)	$5,595,086
Fidelity Central Funds (cost $3,539,363)	3,539,363
Other affiliated issuers (cost $1,669,646,292)	2,078,503,044

Total Investment in Securities (cost $1,678,779,999)		$2,087,637,493
Receivable for investments sold		13,778,990
Receivable for fund shares sold		801,730
Distributions receivable from Fidelity Central Funds		14,587
Total assets		2,102,232,800
Liabilities
Payable for investments purchased	$10,041,769
Payable for fund shares redeemed	4,541,208
Accrued management fee	896,908
Distribution and service plan fees payable	309,795
Payable for daily variation margin on futures contracts	141,779
Total liabilities		15,931,459
Net Assets		$2,086,301,341
Net Assets consist of:
Paid in capital		$1,634,812,806
Total accumulated earnings (loss)		451,488,535
Net Assets		$2,086,301,341

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($779,626,773 ÷ 56,465,918 shares)(a)		$13.81
Maximum offering price per share (100/94.25 of $13.81)		$14.65
Class M :
Net Asset Value and redemption price per share ($296,578,132 ÷ 21,466,627 shares)(a)		$13.82
Maximum offering price per share (100/96.50 of $13.82)		$14.32
Class C :
Net Asset Value and offering price per share ($28,001,121 ÷ 2,094,911 shares)(a)		$13.37
Class K6 :
Net Asset Value, offering price and redemption price per share ($450,104,289 ÷ 32,337,002 shares)		$13.92
Class I :
Net Asset Value, offering price and redemption price per share ($69,017,305 ÷ 4,852,193 shares)		$14.22
Class Z :
Net Asset Value, offering price and redemption price per share ($462,973,721 ÷ 33,544,529 shares)		$13.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,869,708
Interest		129,286
Income from Fidelity Central Funds		88,821
Total income		18,087,815
Expenses
Management fee	$5,294,697
Distribution and service plan fees	1,838,368
Independent trustees' fees and expenses	2,349
Total expenses before reductions	7,135,414
Expense reductions	(76)
Total expenses after reductions		7,135,338
Net Investment income (loss)		10,952,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	37,723,688
Futures contracts	(2,398,618)
Capital gain distributions from underlying funds:
Affiliated issuers	7,461,990
Total net realized gain (loss)		42,787,060
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	864
Affiliated issuers	173,244,116
Futures contracts	(388,584)
Total change in net unrealized appreciation (depreciation)		172,856,396
Net gain (loss)		215,643,456
Net increase (decrease) in net assets resulting from operations		$226,595,933
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,952,477	$46,035,313
Net realized gain (loss)	42,787,060	112,739,481
Change in net unrealized appreciation (depreciation)	172,856,396	(44,459,222)
Net increase (decrease) in net assets resulting from operations	226,595,933	114,315,572
Distributions to shareholders	(71,458,215)	(80,831,031)

Share transactions - net increase (decrease)	(93,335,772)	(344,467,435)
Total increase (decrease) in net assets	61,801,946	(310,982,894)

Net Assets
Beginning of period	2,024,499,395	2,335,482,289
End of period	$2,086,301,341	$2,024,499,395

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$12.67	$11.51	$13.45	$14.62	$11.55
Income from Investment Operations
Net investment income (loss) A,B	.06	.25	.23	.29	.29	.10
Net realized and unrealized gain (loss)	1.39	.38	1.16	(1.26)	(.14)	3.84
Total from investment operations	1.45	.63	1.39	(.97)	.15	3.94
Distributions from net investment income	(.02)	(.27)	(.23)	(.29)	(.30)	(.12)
Distributions from net realized gain	(.44)	(.21)	- C	(.68)	(1.02)	(.76)
Total distributions	(.46)	(.48)	(.23)	(.97)	(1.32)	(.87) D
Net asset value, end of period	$13.81	$12.82	$12.67	$11.51	$13.45	$14.62
Total Return E,F,G	11.66%	5.04%	12.18%	(7.05)%	.64%	35.22%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.85%	.86%	.87%	.88%	.89%
Expenses net of fee waivers, if any	.84 % J	.85%	.86%	.87%	.88%	.89%
Expenses net of all reductions, if any	.84% J	.85%	.86%	.87%	.88%	.89%
Net investment income (loss)	.93% J	1.96%	1.96%	2.50%	2.01%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$779,627	$778,458	$897,144	$926,152	$1,161,792	$1,276,609
Portfolio turnover rate K	12 % J	18% L	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$12.68	$11.53	$13.46	$14.64	$11.57
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.20	.26	.26	.07
Net realized and unrealized gain (loss)	1.40	.37	1.15	(1.25)	(.15)	3.84
Total from investment operations	1.44	.59	1.35	(.99)	.11	3.91
Distributions from net investment income	(.01)	(.23)	(.20)	(.26)	(.28)	(.09)
Distributions from net realized gain	(.44)	(.21)	- C	(.68)	(1.02)	(.75)
Total distributions	(.45)	(.44)	(.20)	(.94)	(1.29) D	(.84)
Net asset value, end of period	$13.82	$12.83	$12.68	$11.53	$13.46	$14.64
Total Return E,F,G	11.58%	4.75%	11.81%	(7.21)%	.38%	34.85%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.09% J	1.10%	1.11%	1.12%	1.13%	1.14%
Expenses net of fee waivers, if any	1.09 % J	1.10%	1.11%	1.12%	1.13%	1.14%
Expenses net of all reductions, if any	1.09% J	1.10%	1.11%	1.12%	1.13%	1.14%
Net investment income (loss)	.68% J	1.71%	1.71%	2.25%	1.76%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$296,578	$287,242	$322,410	$342,224	$405,616	$432,038
Portfolio turnover rate K	12 % J	18% L	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$12.32	$11.22	$13.14	$14.33	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.01	.15	.14	.20	.18	- C
Net realized and unrealized gain (loss)	1.35	.37	1.12	(1.23)	(.14)	3.77
Total from investment operations	1.36	.52	1.26	(1.03)	.04	3.77
Distributions from net investment income	-	(.18)	(.16)	(.22)	(.21)	(.04)
Distributions from net realized gain	(.44)	(.21)	- C	(.67)	(1.02)	(.75)
Total distributions	(.44)	(.39)	(.16)	(.89)	(1.23)	(.79)
Net asset value, end of period	$13.37	$12.45	$12.32	$11.22	$13.14	$14.33
Total Return D,E,F	11.27%	4.28%	11.27%	(7.72)%	(.12)%	34.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.59% I	1.60%	1.61%	1.62%	1.63%	1.64%
Expenses net of fee waivers, if any	1.59 % I	1.60%	1.61%	1.62%	1.63%	1.64%
Expenses net of all reductions, if any	1.59% I	1.60%	1.61%	1.62%	1.63%	1.64%
Net investment income (loss)	.18% I	1.21%	1.21%	1.75%	1.26%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$28,001	$28,004	$31,705	$35,779	$46,295	$60,128
Portfolio turnover rate J	12 % I	18% K	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$12.76	$11.60	$13.55	$14.71	$11.62
Income from Investment Operations
Net investment income (loss) A,B	.10	.32	.29	.34	.36	.16
Net realized and unrealized gain (loss)	1.40	.38	1.17	(1.26)	(.15)	3.87
Total from investment operations	1.50	.70	1.46	(.92)	.21	4.03
Distributions from net investment income	(.04)	(.35)	(.29)	(.33)	(.36)	(.18)
Distributions from net realized gain	(.44)	(.21)	- C	(.70)	(1.02)	(.76)
Total distributions	(.48)	(.56)	(.30) D	(1.03)	(1.37) D	(.94)
Net asset value, end of period	$13.92	$12.90	$12.76	$11.60	$13.55	$14.71
Total Return E,F	11.98%	5.57%	12.68%	(6.58)%	1.07%	35.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.32% I	.33%	.34%	.43% J	.44%	.44%
Expenses net of fee waivers, if any	.32 % I	.33%	.34%	.43% J	.44%	.44%
Expenses net of all reductions, if any	.32% I	.33%	.34%	.43% J	.44%	.44%
Net investment income (loss)	1.45% I	2.48%	2.48%	2.93%	2.45%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$450,104	$404,654	$253,907	$193,125	$194,996	$144,871
Portfolio turnover rate K	12 % I	18% L	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$12.85	$11.66	$13.61	$14.77	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.08	.29	.26	.32	.33	.14
Net realized and unrealized gain (loss)	1.43	.38	1.18	(1.27)	(.14)	3.88
Total from investment operations	1.51	.67	1.44	(.95)	.19	4.02
Distributions from net investment income	(.03)	(.13)	(.25)	(.31)	(.33)	(.15)
Distributions from net realized gain	(.44)	(.21)	- C	(.69)	(1.02)	(.76)
Total distributions	(.47)	(.34)	(.25)	(1.00)	(1.35)	(.91)
Net asset value, end of period	$14.22	$13.18	$12.85	$11.66	$13.61	$14.77
Total Return D,E	11.78%	5.30%	12.43%	(6.81)%	.89%	35.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.59% I	.61%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.59 % H	.59% I	.61%	.62%	.63%	.64%
Expenses net of all reductions, if any	.59% H	.59% I	.61%	.62%	.63%	.64%
Net investment income (loss)	1.18% H	2.22%	2.21%	2.75%	2.26%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$69,017	$68,316	$511,525	$777,570	$1,026,796	$1,150,782
Portfolio turnover rate J	12 % H	18% K	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.80	$12.67	$11.53	$13.48	$14.65	$11.58
Income from Investment Operations
Net investment income (loss) A,B	.08	.30	.27	.32	.34	.15
Net realized and unrealized gain (loss)	1.39	.36	1.16	(1.25)	(.14)	3.85
Total from investment operations	1.47	.66	1.43	(.93)	.20	4.00
Distributions from net investment income	(.03)	(.32)	(.29)	(.32)	(.35)	(.17)
Distributions from net realized gain	(.44)	(.21)	- C	(.70)	(1.02)	(.76)
Total distributions	(.47)	(.53)	(.29)	(1.02)	(1.37)	(.93)
Net asset value, end of period	$13.80	$12.80	$12.67	$11.53	$13.48	$14.65
Total Return D,E	11.86%	5.34%	12.50%	(6.67)%	.94%	35.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.52% H	.53% I	.53%	.54%	.54% I	.55%
Expenses net of fee waivers, if any	.52 % H	.53% I	.53%	.54%	.54% I	.55%
Expenses net of all reductions, if any	.52% H	.53% I	.53%	.54%	.54% I	.55%
Net investment income (loss)	1.25% H	2.28%	2.29%	2.83%	2.34%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$462,974	$457,826	$318,790	$126,414	$94,133	$60,905
Portfolio turnover rate J	12 % H	18% K	14%	21%	36%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	132,838	1,340,330
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	23,253,694	182,308,963
Fidelity Series Emerging Markets Debt Fund (b)	1,746,037	14,631,791
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	465,061	4,590,152
Fidelity Series Floating Rate High Income Fund (b)	269,666	2,383,850
Fidelity Series High Income Fund (b)	1,741,609	15,569,986
Fidelity Series International Credit Fund (b)	214,998	1,836,085
Fidelity Series International Developed Markets Bond Index Fund (b)	16,157,083	140,889,765
Fidelity Series Investment Grade Bond Fund (b)	62,974,161	642,336,442
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,051,429	131,320,800
Fidelity Series Real Estate Income Fund (b)	270,910	2,763,282
TOTAL BOND FUNDS (Cost $1,252,417,236)		1,139,971,446

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	8,711,060	158,454,183
Fidelity Advisor Series Growth Opportunities Fund (b)	5,609,441	111,964,441
Fidelity Series All-Sector Equity Fund (b)	5,126,801	73,825,929
Fidelity Series Commodity Strategy Fund (b)	58,022	5,394,303
Fidelity Series Intrinsic Opportunities Fund (b)	2,306,980	24,984,596
Fidelity Series Large Cap Stock Fund (b)	8,101,024	214,677,138
Fidelity Series Large Cap Value Index Fund (b)	1,138,087	20,679,044
Fidelity Series Opportunistic Insights Fund (b)	4,730,631	136,242,169
Fidelity Series Small Cap Core Fund (b)	439,321	5,777,076
Fidelity Series Small Cap Discovery Fund (b)	1,582,986	18,473,447
Fidelity Series Small Cap Opportunities Fund (b)	2,345,036	36,981,222
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,359,584	124,557,802
Fidelity Series Value Discovery Fund (b)	7,369,085	124,463,840
TOTAL DOMESTIC EQUITY FUNDS (Cost $604,450,419)		1,056,475,190

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,726,018	71,427,774
Fidelity Series Emerging Markets Fund (b)	4,574,992	52,795,413
Fidelity Series Emerging Markets Opportunities Fund (b)	8,928,918	213,222,552
Fidelity Series International Growth Fund (b)	7,196,498	148,607,692
Fidelity Series International Small Cap Fund (b)	1,856,979	37,715,240
Fidelity Series International Value Fund (b)	9,159,038	150,116,638
Fidelity Series Overseas Fund (b)	9,072,334	147,243,983
Fidelity Series Select International Small Cap Fund (b)	171,886	2,390,936
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $466,355,579)		823,520,228

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,280,000	1,277,838
US Treasury Bills 0% 10/23/2025 (d)	4.29	3,790,000	3,780,672
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,630,000	2,621,411
US Treasury Bills 0% 10/9/2025	4.30	80,000	79,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,758,852)			7,759,848

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,973,624)	4.21	4,972,629	4,973,624

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,335,955,710)	3,032,700,336
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,985,557)
NET ASSETS - 100.0%	3,030,714,779

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	141	12/19/2025	19,636,365	(44,884)	(44,884)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	631	12/19/2025	70,977,641	380,529	380,529
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	211	12/19/2025	24,284,781	22,794	22,794
CBOT US Treasury Long Bond Contracts (United States)	195	12/19/2025	22,735,781	614,003	614,003

TOTAL INTEREST RATE CONTRACTS					1,017,326

TOTAL PURCHASED					972,442

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	179	12/19/2025	60,311,813	(790,734)	(790,734)
ICE MSCI Emerging Markets Index Contracts (United States)	11	12/19/2025	747,835	160	160

TOTAL SOLD					(790,574)

TOTAL FUTURES CONTRACTS					181,868
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,616,720.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,019,531	30,046,199	37,092,106	122,414	-	-	4,973,624	4,972,629	0.0%
Total	12,019,531	30,046,199	37,092,106	122,414	-	-	4,973,624

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	144,318,417	3,479,174	22,725,571	-	268,881	33,113,282	158,454,183	8,711,060
Fidelity Advisor Series Growth Opportunities Fund	100,550,796	783,091	22,054,211	-	5,455,868	27,228,897	111,964,441	5,609,441
Fidelity Advisor Series Small Cap Fund	471,425	-	459,932	-	29,793	(41,286)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,422,380	27,157	128,195	16,270	3,239	15,749	1,340,330	132,838
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	163,060,377	28,231,512	11,189,622	2,024,984	(1,020,391)	3,227,087	182,308,963	23,253,694
Fidelity Series All-Sector Equity Fund	63,851,535	2,003,526	7,281,738	-	153,424	15,099,182	73,825,929	5,126,801
Fidelity Series Canada Fund	52,475,419	12,241,667	3,681,322	-	1,001,140	9,390,870	71,427,774	3,726,018
Fidelity Series Commodity Strategy Fund	5,725,922	120,914	393,385	76,782	21,552	(80,700)	5,394,303	58,022
Fidelity Series Emerging Markets Debt Fund	14,449,893	544,990	1,081,809	428,313	(85,482)	804,199	14,631,791	1,746,037
Fidelity Series Emerging Markets Debt Local Currency Fund	4,385,324	29,699	275,369	-	(21,629)	472,127	4,590,152	465,061
Fidelity Series Emerging Markets Fund	48,950,353	497,442	8,688,518	-	1,143,159	10,892,977	52,795,413	4,574,992
Fidelity Series Emerging Markets Opportunities Fund	195,918,157	1,496,244	30,040,635	-	6,548,425	39,300,361	213,222,552	8,928,918
Fidelity Series Floating Rate High Income Fund	2,461,680	119,269	196,693	98,055	(17,774)	17,368	2,383,850	269,666
Fidelity Series High Income Fund	15,325,319	622,974	1,062,140	508,418	(38,033)	721,866	15,569,986	1,741,609
Fidelity Series International Credit Fund	1,763,472	40,160	-	40,160	-	32,453	1,836,085	214,998
Fidelity Series International Developed Markets Bond Index Fund	136,636,599	11,123,485	8,598,822	1,304,841	(369,443)	2,097,946	140,889,765	16,157,083
Fidelity Series International Growth Fund	135,450,982	7,581,268	15,945,599	-	4,253,143	17,267,898	148,607,692	7,196,498
Fidelity Series International Small Cap Fund	37,174,671	701,479	7,666,991	-	2,578,668	4,927,413	37,715,240	1,856,979
Fidelity Series International Value Fund	151,636,312	1,142,107	30,806,440	-	11,889,731	16,254,928	150,116,638	9,159,038
Fidelity Series Intrinsic Opportunities Fund	24,592,924	2,225,782	3,039,982	1,927,224	(89,807)	1,295,679	24,984,596	2,306,980
Fidelity Series Investment Grade Bond Fund	619,780,906	60,451,926	46,207,171	13,594,341	(1,984,972)	10,295,753	642,336,442	62,974,161
Fidelity Series Large Cap Stock Fund	195,546,375	13,552,370	28,535,492	11,252,394	9,606,736	24,507,149	214,677,138	8,101,024
Fidelity Series Large Cap Value Index Fund	19,351,804	778,966	1,221,619	-	46,514	1,723,379	20,679,044	1,138,087
Fidelity Series Long-Term Treasury Bond Index Fund	135,078,406	11,618,747	14,021,719	2,567,937	(4,916,689)	3,562,055	131,320,800	24,051,429
Fidelity Series Opportunistic Insights Fund	123,912,040	2,426,045	19,664,580	-	5,805,831	23,762,833	136,242,169	4,730,631
Fidelity Series Overseas Fund	138,829,222	2,431,397	12,011,672	-	3,472,487	14,522,549	147,243,983	9,072,334
Fidelity Series Real Estate Income Fund	2,799,087	100,527	196,711	79,295	465	59,914	2,763,282	270,910
Fidelity Series Select International Small Cap Fund	517,466	1,603,131	126,319	-	11,714	384,944	2,390,936	171,886
Fidelity Series Small Cap Core Fund	5,399,249	34,135	744,681	-	(55,889)	1,144,262	5,777,076	439,321
Fidelity Series Small Cap Discovery Fund	17,957,951	432,358	2,301,517	311,688	(46,644)	2,431,299	18,473,447	1,582,986
Fidelity Series Small Cap Opportunities Fund	35,226,900	836,656	5,094,147	626,910	1,556,637	4,455,176	36,981,222	2,345,036
Fidelity Series Stock Selector Large Cap Value Fund	114,076,783	6,880,759	7,257,753	-	7,461	10,850,552	124,557,802	8,359,584
Fidelity Series Value Discovery Fund	117,712,195	5,584,639	7,662,496	-	79,413	8,750,089	124,463,840	7,369,085
	2,826,810,341	179,743,596	320,362,851	34,857,612	45,287,528	288,488,250	3,019,966,864

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,139,971,446	1,139,971,446	-	-

Domestic Equity Funds	1,056,475,190	1,056,475,190	-	-

International Equity Funds	823,520,228	823,520,228	-	-

U.S. Treasury Obligations	7,759,848	-	7,759,848	-

Money Market Funds	4,973,624	4,973,624	-	-
Total Investments in Securities:	3,032,700,336	3,024,940,488	7,759,848	-
Derivative Instruments:

Assets
Futures Contracts	1,017,486	1,017,486	-	-
Total Assets	1,017,486	1,017,486	-	-

Liabilities
Futures Contracts	(835,618)	(835,618)	-	-
Total Liabilities	(835,618)	(835,618)	-	-
Total Derivative Instruments:	181,868	181,868	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	160	(835,618)
Total Equity Risk	160	(835,618)
Interest Rate Risk
Futures Contracts (a)	1,017,326	-
Total Interest Rate Risk	1,017,326	-
Total Value of Derivatives	1,017,486	(835,618)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,758,852)	$7,759,848
Fidelity Central Funds (cost $4,973,624)	4,973,624
Other affiliated issuers (cost $2,323,223,234)	3,019,966,864

Total Investment in Securities (cost $2,335,955,710)		$3,032,700,336
Receivable for investments sold		23,403,360
Receivable for fund shares sold		1,721,858
Distributions receivable from Fidelity Central Funds		20,614
Total assets		3,057,846,168
Liabilities
Payable for investments purchased	$11,525,458
Payable for fund shares redeemed	13,592,913
Accrued management fee	1,367,574
Distribution and service plan fees payable	439,144
Payable for daily variation margin on futures contracts	206,300
Total liabilities		27,131,389
Net Assets		$3,030,714,779
Net Assets consist of:
Paid in capital		$2,280,555,347
Total accumulated earnings (loss)		750,159,432
Net Assets		$3,030,714,779

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,093,537,110 ÷ 69,692,786 shares)(a)		$15.69
Maximum offering price per share (100/94.25 of $15.69)		$16.65
Class M :
Net Asset Value and redemption price per share ($422,325,219 ÷ 27,220,449 shares)(a)		$15.51
Maximum offering price per share (100/96.50 of $15.51)		$16.07
Class C :
Net Asset Value and offering price per share ($43,915,062 ÷ 2,915,841 shares)(a)		$15.06
Class K6 :
Net Asset Value, offering price and redemption price per share ($672,208,895 ÷ 42,700,945 shares)		$15.74
Class I :
Net Asset Value, offering price and redemption price per share ($121,554,017 ÷ 7,564,751 shares)		$16.07
Class Z :
Net Asset Value, offering price and redemption price per share ($677,174,476 ÷ 43,358,468 shares)		$15.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,745,053
Interest		180,784
Income from Fidelity Central Funds		122,414
Total income		23,048,251
Expenses
Management fee	$8,014,466
Distribution and service plan fees	2,566,982
Independent trustees' fees and expenses	3,337
Total expenses before reductions	10,584,785
Expense reductions	(51)
Total expenses after reductions		10,584,734
Net Investment income (loss)		12,463,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	45,287,528
Futures contracts	(3,601,861)
Capital gain distributions from underlying funds:
Affiliated issuers	12,112,559
Total net realized gain (loss)		53,798,226
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,165
Affiliated issuers	288,488,250
Futures contracts	(505,240)
Total change in net unrealized appreciation (depreciation)		287,984,175
Net gain (loss)		341,782,401
Net increase (decrease) in net assets resulting from operations		$354,245,918
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,463,517	$58,340,619
Net realized gain (loss)	53,798,226	152,042,628
Change in net unrealized appreciation (depreciation)	287,984,175	(52,734,720)
Net increase (decrease) in net assets resulting from operations	354,245,918	157,648,527
Distributions to shareholders	(106,478,247)	(82,084,972)

Share transactions - net increase (decrease)	(58,431,680)	(362,665,543)
Total increase (decrease) in net assets	189,335,991	(287,101,988)

Net Assets
Beginning of period	2,841,378,788	3,128,480,776
End of period	$3,030,714,779	$2,841,378,788

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.45	$14.13	$12.63	$14.75	$16.00	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.05	.26	.24	.28	.32	.11
Net realized and unrealized gain (loss)	1.73	.45	1.49	(1.33)	(.09)	4.67
Total from investment operations	1.78	.71	1.73	(1.05)	.23	4.78
Distributions from net investment income	(.02)	(.27)	(.23)	(.28)	(.33)	(.13)
Distributions from net realized gain	(.53)	(.12)	- C	(.79)	(1.15)	(.87)
Total distributions	(.54) D	(.39)	(.23)	(1.07)	(1.48)	(.99) D
Net asset value, end of period	$15.69	$14.45	$14.13	$12.63	$14.75	$16.00
Total Return E,F,G	12.76%	5.09%	13.80%	(6.96)%	1.05%	40.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.87% J	.89%	.90%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.87 % J	.89%	.90%	.91%	.92%	.93%
Expenses net of all reductions, if any	.87% J	.89%	.90%	.91%	.92%	.93%
Net investment income (loss)	.71% J	1.79%	1.81%	2.25%	1.99%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,093,537	$1,043,360	$1,143,304	$1,084,628	$1,246,930	$1,318,549
Portfolio turnover rate K	12 % J	19% L	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.30	$13.99	$12.51	$14.62	$15.88	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.03	.22	.20	.25	.28	.07
Net realized and unrealized gain (loss)	1.72	.45	1.49	(1.33)	(.09)	4.64
Total from investment operations	1.75	.67	1.69	(1.08)	.19	4.71
Distributions from net investment income	(.01)	(.24)	(.20)	(.25)	(.30)	(.10)
Distributions from net realized gain	(.53)	(.12)	- C	(.78)	(1.15)	(.86)
Total distributions	(.54)	(.36)	(.21) D	(1.03)	(1.45)	(.96)
Net asset value, end of period	$15.51	$14.30	$13.99	$12.51	$14.62	$15.88
Total Return E,F,G	12.61%	4.81%	13.55%	(7.20)%	.81%	40.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.12% J	1.14%	1.15%	1.16%	1.17%	1.18%
Expenses net of fee waivers, if any	1.12 % J	1.14%	1.15%	1.16%	1.17%	1.18%
Expenses net of all reductions, if any	1.12% J	1.14%	1.15%	1.16%	1.17%	1.18%
Net investment income (loss)	.46% J	1.54%	1.56%	2.00%	1.74%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$422,325	$396,087	$428,265	$410,614	$477,841	$502,610
Portfolio turnover rate K	12 % J	19% L	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$13.65	$12.23	$14.32	$15.60	$11.95
Income from Investment Operations
Net investment income (loss) A,B	- C	.15	.13	.18	.19	- C
Net realized and unrealized gain (loss)	1.67	.42	1.45	(1.29)	(.08)	4.55
Total from investment operations	1.67	.57	1.58	(1.11)	.11	4.55
Distributions from net investment income	-	(.18)	(.16)	(.20)	(.24)	(.05)
Distributions from net realized gain	(.53)	(.12)	- C	(.78)	(1.15)	(.85)
Total distributions	(.53)	(.30)	(.16)	(.98)	(1.39)	(.90)
Net asset value, end of period	$15.06	$13.92	$13.65	$12.23	$14.32	$15.60
Total Return D,E,F	12.38%	4.21%	12.97%	(7.61)%	.30%	39.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.62% I	1.64%	1.65%	1.66%	1.67%	1.68%
Expenses net of fee waivers, if any	1.62 % I	1.64%	1.65%	1.66%	1.67%	1.68%
Expenses net of all reductions, if any	1.62% I	1.64%	1.65%	1.66%	1.67%	1.68%
Net investment income (loss)	(.04)% I	1.04%	1.06%	1.50%	1.24%	-% J
Supplemental Data
Net assets, end of period (000 omitted)	$43,915	$42,452	$48,603	$48,560	$58,820	$69,899
Portfolio turnover rate K	12 % I	19% L	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.48	$14.17	$12.67	$14.80	$16.03	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.09	.34	.31	.34	.39	.18
Net realized and unrealized gain (loss)	1.73	.45	1.50	(1.34)	(.08)	4.68
Total from investment operations	1.82	.79	1.81	(1.00)	.31	4.86
Distributions from net investment income	(.04)	(.36)	(.30)	(.32)	(.39)	(.19)
Distributions from net realized gain	(.53)	(.12)	- C	(.81)	(1.15)	(.88)
Total distributions	(.56) D	(.48)	(.31) D	(1.13)	(1.54)	(1.07)
Net asset value, end of period	$15.74	$14.48	$14.17	$12.67	$14.80	$16.03
Total Return E,F	13.03%	5.67%	14.38%	(6.51)%	1.56%	41.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.37%	.45%	.46%	.46%
Expenses net of fee waivers, if any	.36 % I	.36%	.37%	.45%	.46%	.46%
Expenses net of all reductions, if any	.36% I	.36%	.37%	.45%	.46%	.46%
Net investment income (loss)	1.22% I	2.32%	2.34%	2.71%	2.45%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$672,209	$576,139	$349,494	$249,199	$226,612	$174,248
Portfolio turnover rate J	12 % I	19% K	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.77	$14.28	$12.74	$14.87	$16.10	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.07	.30	.27	.32	.36	.15
Net realized and unrealized gain (loss)	1.78	.45	1.52	(1.36)	(.08)	4.69
Total from investment operations	1.85	.75	1.79	(1.04)	.28	4.84
Distributions from net investment income	(.03)	(.14)	(.25)	(.30)	(.36)	(.15)
Distributions from net realized gain	(.53)	(.12)	- C	(.80)	(1.15)	(.88)
Total distributions	(.55) D	(.26)	(.25)	(1.09) D	(1.51)	(1.03)
Net asset value, end of period	$16.07	$14.77	$14.28	$12.74	$14.87	$16.10
Total Return E,F	12.96%	5.27%	14.14%	(6.75)%	1.37%	40.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.64%	.65%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.62 % I	.64%	.65%	.66%	.67%	.68%
Expenses net of all reductions, if any	.62% I	.64%	.65%	.66%	.67%	.68%
Net investment income (loss)	.96% I	2.05%	2.06%	2.50%	2.24%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$121,554	$117,041	$737,653	$988,412	$1,242,060	$1,325,192
Portfolio turnover rate J	12 % I	19% K	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.37	$14.08	$12.60	$14.73	$15.98	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.08	.31	.28	.32	.37	.16
Net realized and unrealized gain (loss)	1.73	.44	1.50	(1.33)	(.09)	4.67
Total from investment operations	1.81	.75	1.78	(1.01)	.28	4.83
Distributions from net investment income	(.03)	(.34)	(.29)	(.32)	(.38)	(.17)
Distributions from net realized gain	(.53)	(.12)	- C	(.81)	(1.15)	(.88)
Total distributions	(.56)	(.46)	(.30) D	(1.12) D	(1.53)	(1.05)
Net asset value, end of period	$15.62	$14.37	$14.08	$12.60	$14.73	$15.98
Total Return E,F	13.00%	5.38%	14.21%	(6.61)%	1.37%	41.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I	.56%	.57%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.55 % I	.56%	.57%	.57%	.58%	.59%
Expenses net of all reductions, if any	.55% I	.56%	.57%	.57%	.58%	.59%
Net investment income (loss)	1.03% I	2.12%	2.14%	2.59%	2.33%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$677,174	$666,301	$421,162	$149,008	$102,337	$63,499
Portfolio turnover rate J	12 % I	19% K	16%	22%	31%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	131,585	1,327,688
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	7,380,201	57,860,778
Fidelity Series Emerging Markets Debt Fund (b)	1,759,084	14,741,127
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	456,136	4,502,064
Fidelity Series Floating Rate High Income Fund (b)	258,558	2,285,652
Fidelity Series High Income Fund (b)	1,728,416	15,452,035
Fidelity Series International Credit Fund (b)	169,275	1,445,611
Fidelity Series International Developed Markets Bond Index Fund (b)	15,080,467	131,501,675
Fidelity Series Investment Grade Bond Fund (b)	50,292,910	512,987,685
Fidelity Series Long-Term Treasury Bond Index Fund (b)	26,374,602	144,005,326
Fidelity Series Real Estate Income Fund (b)	263,639	2,689,117
TOTAL BOND FUNDS (Cost $963,110,928)		888,798,758

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,996,372	181,834,007
Fidelity Advisor Series Growth Opportunities Fund (b)	6,437,148	128,485,483
Fidelity Series All-Sector Equity Fund (b)	5,883,190	84,717,936
Fidelity Series Commodity Strategy Fund (b)	57,483	5,344,193
Fidelity Series Intrinsic Opportunities Fund (b)	2,647,529	28,672,741
Fidelity Series Large Cap Stock Fund (b)	9,296,264	246,350,996
Fidelity Series Large Cap Value Index Fund (b)	1,306,002	23,730,058
Fidelity Series Opportunistic Insights Fund (b)	5,428,616	156,344,136
Fidelity Series Small Cap Core Fund (b)	504,137	6,629,401
Fidelity Series Small Cap Discovery Fund (b)	1,816,666	21,200,487
Fidelity Series Small Cap Opportunities Fund (b)	2,691,074	42,438,242
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,593,127	142,937,590
Fidelity Series Value Discovery Fund (b)	8,456,475	142,829,859
TOTAL DOMESTIC EQUITY FUNDS (Cost $701,669,430)		1,211,515,129

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,173,779	80,011,346
Fidelity Series Emerging Markets Fund (b)	5,125,212	59,144,942
Fidelity Series Emerging Markets Opportunities Fund (b)	9,990,234	238,566,778
Fidelity Series International Growth Fund (b)	8,217,258	169,686,386
Fidelity Series International Small Cap Fund (b)	1,860,676	37,790,339
Fidelity Series International Value Fund (b)	10,443,605	171,170,678
Fidelity Series Overseas Fund (b)	10,373,930	168,368,890
Fidelity Series Select International Small Cap Fund (b)	171,954	2,391,881
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $538,529,646)		927,131,240

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,270,000	1,267,855
US Treasury Bills 0% 10/23/2025 (d)	4.29	3,510,000	3,501,361
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,540,000	2,531,705
US Treasury Bills 0% 10/9/2025	4.30	670,000	669,394
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,969,345)			7,970,315

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,016,667)	4.21	4,015,863	4,016,667

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,215,296,016)	3,039,432,109
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,070,769)
NET ASSETS - 100.0%	3,037,361,340

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	141	12/19/2025	19,636,365	(44,884)	(44,884)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	631	12/19/2025	70,977,641	379,829	379,829
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	211	12/19/2025	24,284,781	23,231	23,231
CBOT US Treasury Long Bond Contracts (United States)	195	12/19/2025	22,735,781	614,003	614,003

TOTAL INTEREST RATE CONTRACTS					1,017,063

TOTAL PURCHASED					972,179

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	178	12/19/2025	59,974,875	(800,099)	(800,099)
ICE MSCI Emerging Markets Index Contracts (United States)	12	12/19/2025	815,820	175	175

TOTAL SOLD					(799,924)

TOTAL FUTURES CONTRACTS					172,255
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,652,019.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,832,327	29,530,286	37,345,946	110,062	-	-	4,016,667	4,015,863	0.0%
Total	11,832,327	29,530,286	37,345,946	110,062	-	-	4,016,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	163,669,957	4,063,790	23,983,009	-	365,005	37,718,264	181,834,007	9,996,372
Fidelity Advisor Series Growth Opportunities Fund	114,279,814	1,532,910	24,687,632	-	5,405,440	31,954,951	128,485,483	6,437,148
Fidelity Advisor Series Small Cap Fund	650,617	-	634,755	-	41,117	(56,979)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,383,558	32,052	106,579	15,911	2,240	16,417	1,327,688	131,585
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	37,806,680	21,531,146	2,271,208	545,145	(40,477)	834,637	57,860,778	7,380,201
Fidelity Series All-Sector Equity Fund	72,869,873	2,917,885	8,559,084	-	173,861	17,315,401	84,717,936	5,883,190
Fidelity Series Canada Fund	59,348,300	12,234,511	3,258,112	-	704,028	10,982,619	80,011,346	4,173,779
Fidelity Series Commodity Strategy Fund	5,569,669	140,463	312,139	75,854	16,600	(70,400)	5,344,193	57,483
Fidelity Series Emerging Markets Debt Fund	14,180,875	685,770	843,646	424,818	(23,283)	741,411	14,741,127	1,759,084
Fidelity Series Emerging Markets Debt Local Currency Fund	4,237,714	45,197	218,469	-	(15,770)	453,392	4,502,064	456,136
Fidelity Series Emerging Markets Fund	53,489,225	843,274	8,504,957	-	1,186,779	12,130,621	59,144,942	5,125,212
Fidelity Series Emerging Markets Opportunities Fund	214,085,623	2,497,092	28,682,915	-	5,368,556	45,298,422	238,566,778	9,990,234
Fidelity Series Floating Rate High Income Fund	2,316,655	125,389	156,049	93,105	(16)	(327)	2,285,652	258,558
Fidelity Series High Income Fund	14,946,794	674,424	842,666	500,092	(9,026)	682,509	15,452,035	1,728,416
Fidelity Series International Credit Fund	1,388,439	31,621	-	31,619	-	25,551	1,445,611	169,275
Fidelity Series International Developed Markets Bond Index Fund	119,068,057	17,187,420	6,289,490	1,163,491	(231,253)	1,766,941	131,501,675	15,080,467
Fidelity Series International Growth Fund	153,516,249	7,456,394	15,535,879	-	1,815,911	22,433,711	169,686,386	8,217,258
Fidelity Series International Small Cap Fund	37,935,402	41,263	7,614,622	-	2,139,096	5,289,200	37,790,339	1,860,676
Fidelity Series International Value Fund	169,740,284	1,900,872	32,302,039	-	11,757,233	20,074,328	171,170,678	10,443,605
Fidelity Series Intrinsic Opportunities Fund	27,752,104	2,525,037	2,970,797	2,213,591	(84,596)	1,450,993	28,672,741	2,647,529
Fidelity Series Investment Grade Bond Fund	463,869,909	70,196,764	27,764,512	10,484,303	126,221	6,559,303	512,987,685	50,292,910
Fidelity Series Large Cap Stock Fund	221,480,874	15,999,464	30,001,103	12,930,348	9,039,316	29,832,445	246,350,996	9,296,264
Fidelity Series Large Cap Value Index Fund	22,020,095	829,506	1,147,254	-	10,394	2,017,317	23,730,058	1,306,002
Fidelity Series Long-Term Treasury Bond Index Fund	142,857,747	14,663,448	12,231,159	2,765,522	(4,415,433)	3,130,723	144,005,326	26,374,602
Fidelity Series Opportunistic Insights Fund	140,644,027	2,738,499	20,719,605	-	5,144,686	28,536,529	156,344,136	5,428,616
Fidelity Series Overseas Fund	156,206,283	2,996,473	11,100,621	-	2,780,021	17,486,734	168,368,890	10,373,930
Fidelity Series Real Estate Income Fund	2,677,696	108,868	156,049	76,585	518	58,084	2,689,117	263,639
Fidelity Series Select International Small Cap Fund	502,593	1,566,306	67,208	-	6,446	383,744	2,391,881	171,954
Fidelity Series Small Cap Core Fund	6,123,466	56,276	805,933	-	(36,959)	1,292,551	6,629,401	504,137
Fidelity Series Small Cap Discovery Fund	20,352,090	534,246	2,416,535	356,169	(32,873)	2,763,559	21,200,487	1,816,666
Fidelity Series Small Cap Opportunities Fund	39,750,709	1,067,305	5,251,357	719,108	1,351,092	5,520,493	42,438,242	2,691,074
Fidelity Series Stock Selector Large Cap Value Fund	129,553,092	7,646,901	6,714,984	-	18,307	12,434,274	142,937,590	9,593,127
Fidelity Series Value Discovery Fund	132,835,502	7,325,722	7,443,594	-	66,293	10,045,936	142,829,859	8,456,475
	2,747,109,972	202,196,288	293,593,961	32,395,661	42,629,474	329,103,354	3,027,445,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	888,798,758	888,798,758	-	-

Domestic Equity Funds	1,211,515,129	1,211,515,129	-	-

International Equity Funds	927,131,240	927,131,240	-	-

U.S. Treasury Obligations	7,970,315	-	7,970,315	-

Money Market Funds	4,016,667	4,016,667	-	-
Total Investments in Securities:	3,039,432,109	3,031,461,794	7,970,315	-
Derivative Instruments:

Assets
Futures Contracts	1,017,238	1,017,238	-	-
Total Assets	1,017,238	1,017,238	-	-

Liabilities
Futures Contracts	(844,983)	(844,983)	-	-
Total Liabilities	(844,983)	(844,983)	-	-
Total Derivative Instruments:	172,255	172,255	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	175	(844,983)
Total Equity Risk	175	(844,983)
Interest Rate Risk
Futures Contracts (a)	1,017,063	-
Total Interest Rate Risk	1,017,063	-
Total Value of Derivatives	1,017,238	(844,983)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,969,345)	$7,970,315
Fidelity Central Funds (cost $4,016,667)	4,016,667
Other affiliated issuers (cost $2,203,310,004)	3,027,445,127

Total Investment in Securities (cost $2,215,296,016)		$3,039,432,109
Receivable for investments sold		23,155,152
Receivable for fund shares sold		2,889,343
Distributions receivable from Fidelity Central Funds		17,311
Total assets		3,065,493,915
Liabilities
Payable for investments purchased	$15,926,117
Payable for fund shares redeemed	10,147,156
Accrued management fee	1,432,535
Distribution and service plan fees payable	417,646
Payable for daily variation margin on futures contracts	209,121
Total liabilities		28,132,575
Net Assets		$3,037,361,340
Net Assets consist of:
Paid in capital		$2,165,125,376
Total accumulated earnings (loss)		872,235,964
Net Assets		$3,037,361,340

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,030,333,611 ÷ 63,485,777 shares)(a)		$16.23
Maximum offering price per share (100/94.25 of $16.23)		$17.22
Class M :
Net Asset Value and redemption price per share ($403,056,881 ÷ 25,376,522 shares)(a)		$15.88
Maximum offering price per share (100/96.50 of $15.88)		$16.46
Class C :
Net Asset Value and offering price per share ($44,966,731 ÷ 2,952,971 shares)(a)		$15.23
Class K6 :
Net Asset Value, offering price and redemption price per share ($721,138,665 ÷ 43,906,613 shares)		$16.42
Class I :
Net Asset Value, offering price and redemption price per share ($111,503,684 ÷ 6,658,188 shares)		$16.75
Class Z :
Net Asset Value, offering price and redemption price per share ($726,361,768 ÷ 44,780,949 shares)		$16.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,480,424
Interest		180,435
Income from Fidelity Central Funds		110,062
Total income		18,770,921
Expenses
Management fee	$8,326,254
Distribution and service plan fees	2,420,678
Independent trustees' fees and expenses	3,277
Total expenses before reductions	10,750,209
Expense reductions	(31)
Total expenses after reductions		10,750,178
Net Investment income (loss)		8,020,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	42,629,474
Futures contracts	(3,697,199)
Capital gain distributions from underlying funds:
Affiliated issuers	13,915,237
Total net realized gain (loss)		52,847,512
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,127
Affiliated issuers	329,103,354
Futures contracts	(644,167)
Total change in net unrealized appreciation (depreciation)		328,460,314
Net gain (loss)		381,307,826
Net increase (decrease) in net assets resulting from operations		$389,328,569
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,020,743	$48,728,774
Net realized gain (loss)	52,847,512	165,535,581
Change in net unrealized appreciation (depreciation)	328,460,314	(62,544,677)
Net increase (decrease) in net assets resulting from operations	389,328,569	151,719,678
Distributions to shareholders	(114,907,295)	(92,465,497)

Share transactions - net increase (decrease)	1,813,982	(221,285,677)
Total increase (decrease) in net assets	276,235,256	(162,031,496)

Net Assets
Beginning of period	2,761,126,084	2,923,157,580
End of period	$3,037,361,340	$2,761,126,084

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$14.53	$12.62	$14.90	$16.02	$11.46
Income from Investment Operations
Net investment income (loss) A,B	.03	.23	.20	.24	.30	.10
Net realized and unrealized gain (loss)	2.02	.51	1.91	(1.35)	.07	5.39
Total from investment operations	2.05	.74	2.11	(1.11)	.37	5.49
Distributions from net investment income	(.01)	(.23)	(.20)	(.24)	(.30) C	(.12)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.62)	(.47)	(.20) D	(1.17)	(1.49) D	(.93)
Net asset value, end of period	$16.23	$14.80	$14.53	$12.62	$14.90	$16.02
Total Return E,F,G	14.35%	5.14%	16.84%	(7.18)%	1.95%	49.73%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.90% J	.94%	.95%	.95%	.96%	.97%
Expenses net of fee waivers, if any	.90 % J	.94%	.95%	.95%	.96%	.97%
Expenses net of all reductions, if any	.90% J	.94%	.95%	.95%	.96%	.97%
Net investment income (loss)	.40% J	1.54%	1.51%	1.90%	1.87%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,030,334	$949,313	$1,013,340	$929,561	$1,068,426	$1,122,730
Portfolio turnover rate K	14 % J	22% L	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.51	$14.26	$12.40	$14.67	$15.80	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.16	.20	.26	.06
Net realized and unrealized gain (loss)	1.97	.50	1.88	(1.32)	.08	5.31
Total from investment operations	1.98	.69	2.04	(1.12)	.34	5.37
Distributions from net investment income	-	(.21)	(.17)	(.22)	(.27) C	(.09)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.61)	(.44) D	(.18)	(1.15)	(1.47)	(.90)
Net asset value, end of period	$15.88	$14.51	$14.26	$12.40	$14.67	$15.80
Total Return E,F,G	14.16%	4.91%	16.52%	(7.40)%	1.73%	49.26%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.15% J	1.19%	1.20%	1.20%	1.21%	1.22%
Expenses net of fee waivers, if any	1.15 % J	1.19%	1.20%	1.20%	1.21%	1.22%
Expenses net of all reductions, if any	1.15% J	1.19%	1.20%	1.20%	1.21%	1.22%
Net investment income (loss)	.15% J	1.29%	1.26%	1.65%	1.62%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$403,057	$380,036	$400,376	$371,257	$408,691	$425,013
Portfolio turnover rate K	14 % J	22% L	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.97	$13.76	$12.00	$14.26	$15.42	$11.09
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.11	.09	.14	.17	(.01)
Net realized and unrealized gain (loss)	1.90	.49	1.81	(1.29)	.07	5.20
Total from investment operations	1.87	.60	1.90	(1.15)	.24	5.19
Distributions from net investment income	-	(.16)	(.14)	(.18)	(.21) C	(.05)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.93)	(1.20) C	(.81)
Total distributions	(.61)	(.39) D	(.14) D	(1.11)	(1.40) D	(.86)
Net asset value, end of period	$15.23	$13.97	$13.76	$12.00	$14.26	$15.42
Total Return E,F,G	13.91%	4.43%	15.90%	(7.86)%	1.18%	48.61%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.65% J	1.69%	1.70%	1.70%	1.71%	1.72%
Expenses net of fee waivers, if any	1.65 % J	1.69%	1.70%	1.70%	1.71%	1.72%
Expenses net of all reductions, if any	1.65% J	1.69%	1.70%	1.70%	1.71%	1.72%
Net investment income (loss)	(.35)% J	.79%	.76%	1.15%	1.12%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$44,967	$41,005	$43,375	$39,813	$45,937	$53,192
Portfolio turnover rate K	14 % J	22% L	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.95	$14.68	$12.74	$15.04	$16.14	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.07	.31	.27	.30	.38	.17
Net realized and unrealized gain (loss)	2.04	.52	1.93	(1.36)	.08	5.43
Total from investment operations	2.11	.83	2.20	(1.06)	.46	5.60
Distributions from net investment income	(.03)	(.32)	(.26)	(.29)	(.37) C	(.17)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.95)	(1.20) C	(.81)
Total distributions	(.64)	(.56)	(.26) D	(1.24)	(1.56) D	(.99) D
Net asset value, end of period	$16.42	$14.95	$14.68	$12.74	$15.04	$16.14
Total Return E,F	14.63%	5.73%	17.40%	(6.73)%	2.48%	50.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39% I	.40%	.41%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.39 % I	.40%	.41%	.47%	.48%	.48%
Expenses net of all reductions, if any	.39% I	.40%	.41%	.47%	.48%	.48%
Net investment income (loss)	.91% I	2.08%	2.04%	2.38%	2.35%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$721,139	$603,920	$366,977	$244,148	$222,126	$150,227
Portfolio turnover rate J	14 % I	22% K	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$14.74	$12.78	$15.07	$16.17	$11.56
Income from Investment Operations
Net investment income (loss) A,B	.05	.27	.23	.27	.34	.13
Net realized and unrealized gain (loss)	2.09	.52	1.94	(1.36)	.09	5.44
Total from investment operations	2.14	.79	2.17	(1.09)	.43	5.57
Distributions from net investment income	(.02)	(.05)	(.21)	(.26)	(.33) C	(.14)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.94)	(1.20) C	(.81)
Total distributions	(.63)	(.29)	(.21) D	(1.20)	(1.53)	(.96) D
Net asset value, end of period	$16.75	$15.24	$14.74	$12.78	$15.07	$16.17
Total Return E,F	14.52%	5.41%	17.08%	(6.94)%	2.25%	49.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.68% J	.70%	.70%	.71%	.72%
Expenses net of fee waivers, if any	.65 % I	.68% J	.70%	.70%	.71%	.72%
Expenses net of all reductions, if any	.65% I	.68% J	.70%	.70%	.71%	.72%
Net investment income (loss)	.65% I	1.80%	1.76%	2.15%	2.12%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$111,504	$103,908	$691,039	$901,367	$1,109,011	$1,169,461
Portfolio turnover rate K	14 % I	22% L	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.78	$14.53	$12.63	$14.93	$16.04	$11.47
Income from Investment Operations
Net investment income (loss) A,B	.05	.28	.24	.28	.36	.15
Net realized and unrealized gain (loss)	2.02	.51	1.92	(1.35)	.08	5.39
Total from investment operations	2.07	.79	2.16	(1.07)	.44	5.54
Distributions from net investment income	(.02)	(.30)	(.25)	(.28)	(.35) C	(.16)
Distributions from net realized gain	(.61)	(.24)	(.01)	(.95)	(1.20) C	(.81)
Total distributions	(.63)	(.54)	(.26)	(1.23)	(1.55)	(.97)
Net asset value, end of period	$16.22	$14.78	$14.53	$12.63	$14.93	$16.04
Total Return D,E	14.54%	5.50%	17.21%	(6.87)%	2.35%	50.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.60% I	.60%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.59 % H	.60% I	.60%	.61%	.61%	.62%
Expenses net of all reductions, if any	.59% H	.60% I	.60%	.61%	.61%	.62%
Net investment income (loss)	.71% H	1.88%	1.85%	2.25%	2.22%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$726,362	$682,944	$408,050	$129,100	$97,458	$53,381
Portfolio turnover rate J	14 % H	22% K	18%	22%	27%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	120,953	1,220,411
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	155,950	1,222,645
Fidelity Series Emerging Markets Debt Fund (b)	1,704,557	14,284,190
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	438,436	4,327,360
Fidelity Series Floating Rate High Income Fund (b)	282,969	2,501,448
Fidelity Series High Income Fund (b)	1,643,594	14,693,727
Fidelity Series International Credit Fund (b)	152,816	1,305,049
Fidelity Series International Developed Markets Bond Index Fund (b)	7,914,142	69,011,322
Fidelity Series Investment Grade Bond Fund (b)	15,985,653	163,053,661
Fidelity Series Long-Term Treasury Bond Index Fund (b)	26,909,242	146,924,460
Fidelity Series Real Estate Income Fund (b)	255,033	2,601,331
TOTAL BOND FUNDS (Cost $457,084,275)		421,145,604

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	11,915,914	216,750,468
Fidelity Advisor Series Growth Opportunities Fund (b)	7,673,193	153,156,934
Fidelity Series All-Sector Equity Fund (b)	7,005,135	100,873,943
Fidelity Series Commodity Strategy Fund (b)	54,692	5,084,717
Fidelity Series Intrinsic Opportunities Fund (b)	3,155,930	34,178,720
Fidelity Series Large Cap Stock Fund (b)	11,076,150	293,517,969
Fidelity Series Large Cap Value Index Fund (b)	1,549,138	28,147,830
Fidelity Series Opportunistic Insights Fund (b)	6,470,007	186,336,210
Fidelity Series Small Cap Core Fund (b)	600,945	7,902,432
Fidelity Series Small Cap Discovery Fund (b)	2,165,537	25,271,817
Fidelity Series Small Cap Opportunities Fund (b)	3,207,836	50,587,579
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,425,908	170,246,037
Fidelity Series Value Discovery Fund (b)	10,072,120	170,118,109
TOTAL DOMESTIC EQUITY FUNDS (Cost $863,771,993)		1,442,172,765

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,823,694	92,470,220
Fidelity Series Emerging Markets Fund (b)	5,911,987	68,224,325
Fidelity Series Emerging Markets Opportunities Fund (b)	11,509,561	274,848,321
Fidelity Series International Growth Fund (b)	9,744,350	201,220,826
Fidelity Series International Small Cap Fund (b)	1,798,481	36,527,153
Fidelity Series International Value Fund (b)	12,363,238	202,633,472
Fidelity Series Overseas Fund (b)	12,323,907	200,017,014
Fidelity Series Select International Small Cap Fund (b)	169,159	2,352,999
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $645,683,865)		1,078,294,330

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,210,000	1,207,956
US Treasury Bills 0% 10/23/2025 (d)	4.29	3,210,000	3,202,100
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,440,000	2,432,031
US Treasury Bills 0% 10/9/2025	4.30	790,000	789,287
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,630,458)			7,631,374

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,938,889)	4.21	3,938,101	3,938,889

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,978,109,480)	2,953,182,962
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,062,677)
NET ASSETS - 100.0%	2,951,120,285

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	136	12/19/2025	18,940,040	(42,795)	(42,795)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	613	12/19/2025	68,952,922	369,654	369,654
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	205	12/19/2025	23,594,219	22,154	22,154
CBOT US Treasury Long Bond Contracts (United States)	189	12/19/2025	22,036,219	595,007	595,007

TOTAL INTEREST RATE CONTRACTS					986,815

TOTAL PURCHASED					944,020

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	171	12/19/2025	57,616,313	(781,551)	(781,551)
ICE MSCI Emerging Markets Index Contracts (United States)	15	12/19/2025	1,019,775	218	218

TOTAL SOLD					(781,333)

TOTAL FUTURES CONTRACTS					162,687
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,502,661.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,143,785	28,869,388	36,074,284	107,462	-	-	3,938,889	3,938,101	0.0%
Total	11,143,785	28,869,388	36,074,284	107,462	-	-	3,938,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	188,341,489	5,441,219	21,642,232	-	279,849	44,330,143	216,750,468	11,915,914
Fidelity Advisor Series Growth Opportunities Fund	131,740,577	2,343,948	24,732,702	-	3,985,111	39,820,000	153,156,934	7,673,193
Fidelity Advisor Series Small Cap Fund	643,925	-	628,226	-	40,694	(56,393)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,299,885	32,494	128,809	14,686	2,374	14,467	1,220,411	120,953
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,245,273	36,702	73,138	14,726	(13,028)	26,836	1,222,645	155,950
Fidelity Series All-Sector Equity Fund	84,294,013	3,618,772	7,583,428	-	225,335	20,319,251	100,873,943	7,005,135
Fidelity Series Canada Fund	67,866,304	14,558,965	3,326,949	-	529,255	12,842,645	92,470,220	4,823,694
Fidelity Series Commodity Strategy Fund	5,232,978	145,340	243,792	72,085	11,349	(61,158)	5,084,717	54,692
Fidelity Series Emerging Markets Debt Fund	13,250,209	978,884	625,196	400,948	(34,783)	715,076	14,284,190	1,704,557
Fidelity Series Emerging Markets Debt Local Currency Fund	4,028,313	51,279	170,655	-	(10,717)	429,140	4,327,360	438,436
Fidelity Series Emerging Markets Fund	59,127,741	1,441,164	7,428,177	-	744,559	14,339,038	68,224,325	5,911,987
Fidelity Series Emerging Markets Opportunities Fund	236,653,377	4,733,534	23,899,147	-	2,831,445	54,529,112	274,848,321	11,509,561
Fidelity Series Floating Rate High Income Fund	2,485,821	137,634	121,897	101,004	(3,377)	3,267	2,501,448	282,969
Fidelity Series High Income Fund	14,042,801	670,919	658,241	473,127	730	637,518	14,693,727	1,643,594
Fidelity Series International Credit Fund	1,253,436	28,546	-	28,545	-	23,067	1,305,049	152,816
Fidelity Series International Developed Markets Bond Index Fund	57,308,532	13,464,590	2,510,511	577,085	(20,008)	768,719	69,011,322	7,914,142
Fidelity Series International Growth Fund	176,737,363	7,499,530	11,129,532	-	687,023	27,426,442	201,220,826	9,744,350
Fidelity Series International Small Cap Fund	36,475,548	28,624	6,893,959	-	1,567,964	5,348,976	36,527,153	1,798,481
Fidelity Series International Value Fund	191,208,356	2,634,682	28,046,434	-	9,400,717	27,436,151	202,633,472	12,363,238
Fidelity Series Intrinsic Opportunities Fund	31,802,951	3,184,015	2,398,044	2,627,514	(32,628)	1,622,426	34,178,720	3,155,930
Fidelity Series Investment Grade Bond Fund	133,662,819	38,864,347	11,669,220	3,264,366	59,209	2,136,506	163,053,661	15,985,653
Fidelity Series Large Cap Stock Fund	254,596,495	20,782,991	27,349,709	15,280,029	7,076,486	38,411,706	293,517,969	11,076,150
Fidelity Series Large Cap Value Index Fund	25,276,381	1,535,924	1,060,385	-	7,498	2,388,412	28,147,830	1,549,138
Fidelity Series Long-Term Treasury Bond Index Fund	138,160,819	19,324,010	9,459,515	2,710,619	(4,052,721)	2,951,867	146,924,460	26,909,242
Fidelity Series Opportunistic Insights Fund	161,957,683	3,467,845	18,492,696	-	1,115,744	38,287,634	186,336,210	6,470,007
Fidelity Series Overseas Fund	178,500,791	6,928,545	8,833,085	-	1,412,100	22,008,663	200,017,014	12,323,907
Fidelity Series Real Estate Income Fund	2,556,392	110,338	121,942	73,666	522	56,021	2,601,331	255,033
Fidelity Series Select International Small Cap Fund	472,707	1,516,717	7,166	-	(89)	370,830	2,352,999	169,159
Fidelity Series Small Cap Core Fund	7,033,516	141,942	749,489	-	(25,563)	1,502,026	7,902,432	600,945
Fidelity Series Small Cap Discovery Fund	23,321,224	688,501	1,959,278	416,335	11,419	3,209,951	25,271,817	2,165,537
Fidelity Series Small Cap Opportunities Fund	45,551,728	1,610,202	4,659,043	853,665	897,995	7,186,697	50,587,579	3,207,836
Fidelity Series Stock Selector Large Cap Value Fund	149,254,312	12,319,654	6,032,614	-	(17,791)	14,722,476	170,246,037	11,425,908
Fidelity Series Value Discovery Fund	152,228,570	12,634,115	6,680,067	-	49,372	11,886,119	170,118,109	10,072,120
	2,577,612,329	180,955,972	239,315,278	26,908,400	26,726,045	395,633,631	2,941,612,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	421,145,604	421,145,604	-	-

Domestic Equity Funds	1,442,172,765	1,442,172,765	-	-

International Equity Funds	1,078,294,330	1,078,294,330	-	-

U.S. Treasury Obligations	7,631,374	-	7,631,374	-

Money Market Funds	3,938,889	3,938,889	-	-
Total Investments in Securities:	2,953,182,962	2,945,551,588	7,631,374	-
Derivative Instruments:

Assets
Futures Contracts	987,033	987,033	-	-
Total Assets	987,033	987,033	-	-

Liabilities
Futures Contracts	(824,346)	(824,346)	-	-
Total Liabilities	(824,346)	(824,346)	-	-
Total Derivative Instruments:	162,687	162,687	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	218	(824,346)
Total Equity Risk	218	(824,346)
Interest Rate Risk
Futures Contracts (a)	986,815	-
Total Interest Rate Risk	986,815	-
Total Value of Derivatives	987,033	(824,346)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,630,458)	$7,631,374
Fidelity Central Funds (cost $3,938,889)	3,938,889
Other affiliated issuers (cost $1,966,540,133)	2,941,612,699

Total Investment in Securities (cost $1,978,109,480)		$2,953,182,962
Receivable for investments sold		19,450,311
Receivable for fund shares sold		1,572,407
Distributions receivable from Fidelity Central Funds		16,977
Total assets		2,974,222,657
Liabilities
Payable for investments purchased	$12,073,869
Payable for fund shares redeemed	8,949,565
Accrued management fee	1,462,359
Distribution and service plan fees payable	415,851
Payable for daily variation margin on futures contracts	200,728
Total liabilities		23,102,372
Net Assets		$2,951,120,285
Net Assets consist of:
Paid in capital		$1,945,353,617
Total accumulated earnings (loss)		1,005,766,668
Net Assets		$2,951,120,285

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,019,248,828 ÷ 54,708,224 shares)(a)		$18.63
Maximum offering price per share (100/94.25 of $18.63)		$19.77
Class M :
Net Asset Value and redemption price per share ($417,153,858 ÷ 22,711,999 shares)(a)		$18.37
Maximum offering price per share (100/96.50 of $18.37)		$19.04
Class C :
Net Asset Value and offering price per share ($40,062,954 ÷ 2,280,448 shares)(a)		$17.57
Class K6 :
Net Asset Value, offering price and redemption price per share ($675,587,563 ÷ 35,811,954 shares)		$18.86
Class I :
Net Asset Value, offering price and redemption price per share ($126,289,283 ÷ 6,575,835 shares)		$19.21
Class Z :
Net Asset Value, offering price and redemption price per share ($672,777,799 ÷ 36,133,026 shares)		$18.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,455,877
Interest		173,342
Income from Fidelity Central Funds		107,462
Total income		10,736,681
Expenses
Management fee	$8,444,096
Distribution and service plan fees	2,379,301
Independent trustees' fees and expenses	3,119
Total expenses before reductions	10,826,516
Expense reductions	(21)
Total expenses after reductions		10,826,495
Net Investment income (loss)		(89,814)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	26,726,045
Futures contracts	(3,241,488)
Capital gain distributions from underlying funds:
Affiliated issuers	16,452,523
Total net realized gain (loss)		39,937,080
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,068
Affiliated issuers	395,633,631
Futures contracts	(767,061)
Total change in net unrealized appreciation (depreciation)		394,867,638
Net gain (loss)		434,804,718
Net increase (decrease) in net assets resulting from operations		$434,714,904
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(89,814)	$35,480,480
Net realized gain (loss)	39,937,080	182,913,190
Change in net unrealized appreciation (depreciation)	394,867,638	(71,598,340)
Net increase (decrease) in net assets resulting from operations	434,714,904	146,795,330
Distributions to shareholders	(119,690,802)	(70,479,351)

Share transactions - net increase (decrease)	45,165,513	(236,730,334)
Total increase (decrease) in net assets	360,189,615	(160,414,355)

Net Assets
Beginning of period	2,590,930,670	2,751,345,025
End of period	$2,951,120,285	$2,590,930,670

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.69	$16.26	$13.72	$16.37	$17.54	$12.08
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.20	.17	.23	.32	.09
Net realized and unrealized gain (loss)	2.73	.66	2.55	(1.48)	.23	6.34
Total from investment operations	2.72	.86	2.72	(1.25)	.55	6.43
Distributions from net investment income	-	(.22)	(.17)	(.23)	(.34)	(.11)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.17)	(1.38)	(.85)
Total distributions	(.78)	(.43) C	(.18)	(1.40)	(1.72)	(.97) C
Net asset value, end of period	$18.63	$16.69	$16.26	$13.72	$16.37	$17.54
Total Return D,E,F	16.95%	5.34%	19.88%	(7.31)%	2.74%	55.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.98%	.99%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.93 % I	.98%	.99%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.93% I	.98%	.99%	1.00%	1.00%	1.00%
Net investment income (loss)	(.15)% I	1.16%	1.15%	1.72%	1.82%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$1,019,249	$922,710	$969,710	$850,228	$963,236	$1,000,757
Portfolio turnover rate J	13 % I	24% K	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.49	$16.08	$13.58	$16.22	$17.40	$12.00
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.15	.13	.20	.27	.05
Net realized and unrealized gain (loss)	2.69	.67	2.52	(1.48)	.23	6.29
Total from investment operations	2.66	.82	2.65	(1.28)	.50	6.34
Distributions from net investment income	-	(.19)	(.14)	(.21)	(.30)	(.09)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.16)	(1.38)	(.85)
Total distributions	(.78)	(.41)	(.15)	(1.36) C	(1.68)	(.94)
Net asset value, end of period	$18.37	$16.49	$16.08	$13.58	$16.22	$17.40
Total Return D,E,F	16.79%	5.10%	19.58%	(7.55)%	2.50%	54.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.18% I	1.23%	1.24%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.18 % I	1.23%	1.24%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.18% I	1.23%	1.24%	1.25%	1.25%	1.25%
Net investment income (loss)	(.40)% I	.91%	.90%	1.47%	1.57%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$417,154	$366,757	$380,249	$343,213	$386,534	$402,667
Portfolio turnover rate J	13 % I	24% K	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$15.48	$13.10	$15.71	$16.91	$11.71
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.07	.06	.12	.18	(.02)
Net realized and unrealized gain (loss)	2.58	.63	2.42	(1.42)	.22	6.11
Total from investment operations	2.51	.70	2.48	(1.30)	.40	6.09
Distributions from net investment income	-	(.13)	(.10)	(.16)	(.22)	(.04)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.15)	(1.38)	(.85)
Total distributions	(.78)	(.34) C	(.10) C	(1.31)	(1.60)	(.89)
Net asset value, end of period	$17.57	$15.84	$15.48	$13.10	$15.71	$16.91
Total Return D,E,F	16.52%	4.58%	18.99%	(7.98)%	1.98%	54.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.68% I	1.73%	1.74%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.68 % I	1.73%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.68% I	1.73%	1.74%	1.75%	1.75%	1.75%
Net investment income (loss)	(.90)% I	.41%	.40%	.97%	1.07%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$40,063	$35,226	$39,480	$36,592	$42,441	$56,710
Portfolio turnover rate J	13 % I	24% K	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.85	$16.41	$13.82	$16.50	$17.64	$12.13
Income from Investment Operations
Net investment income (loss) A,B	.03	.29	.25	.30	.41	.17
Net realized and unrealized gain (loss)	2.76	.67	2.58	(1.50)	.24	6.38
Total from investment operations	2.79	.96	2.83	(1.20)	.65	6.55
Distributions from net investment income	-	(.30)	(.24)	(.28)	(.41)	(.18)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.19)	(1.38)	(.85)
Total distributions	(.78)	(.52)	(.24) C	(1.48) C	(1.79)	(1.04) C
Net asset value, end of period	$18.86	$16.85	$16.41	$13.82	$16.50	$17.64
Total Return D,E	17.21%	5.88%	20.62%	(6.90)%	3.31%	56.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.44%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.43 % H	.44%	.44%	.49%	.49%	.49%
Expenses net of all reductions, if any	.43% H	.44%	.44%	.49%	.49%	.49%
Net investment income (loss)	.35% H	1.70%	1.70%	2.22%	2.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$675,588	$550,982	$349,244	$227,592	$200,666	$140,291
Portfolio turnover rate I	13 % H	24% J	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.16	$16.48	$13.87	$16.54	$17.69	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.21	.27	.37	.13
Net realized and unrealized gain (loss)	2.82	.68	2.59	(1.51)	.23	6.39
Total from investment operations	2.83	.92	2.80	(1.24)	.60	6.52
Distributions from net investment income	-	(.02)	(.18)	(.25)	(.37)	(.14)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.18)	(1.38)	(.85)
Total distributions	(.78)	(.24)	(.19)	(1.43)	(1.75)	(1.00) C
Net asset value, end of period	$19.21	$17.16	$16.48	$13.87	$16.54	$17.69
Total Return D,E	17.13%	5.60%	20.25%	(7.15)%	3.03%	55.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.72% I	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.68 % H	.72% I	.74%	.75%	.75%	.75%
Expenses net of all reductions, if any	.68% H	.72% I	.74%	.75%	.75%	.75%
Net investment income (loss)	.10% H	1.42%	1.40%	1.97%	2.07%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$126,289	$110,910	$656,311	$801,257	$1,000,722	$1,045,866
Portfolio turnover rate J	13 % H	24% K	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.66	$16.24	$13.70	$16.38	$17.54	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.22	.28	.38	.15
Net realized and unrealized gain (loss)	2.73	.67	2.56	(1.50)	.24	6.33
Total from investment operations	2.74	.92	2.78	(1.22)	.62	6.48
Distributions from net investment income	-	(.28)	(.23)	(.27)	(.40)	(.17)
Distributions from net realized gain	(.78)	(.22)	(.01)	(1.19)	(1.38)	(.85)
Total distributions	(.78)	(.50)	(.24)	(1.46)	(1.78)	(1.02)
Net asset value, end of period	$18.62	$16.66	$16.24	$13.70	$16.38	$17.54
Total Return C,D	17.11%	5.71%	20.40%	(7.05)%	3.14%	55.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.63%	.64%	.64%	.64%	.64%
Expenses net of fee waivers, if any	.62 % G	.63%	.64%	.64%	.64%	.64%
Expenses net of all reductions, if any	.62% G	.63%	.64%	.64%	.64%	.64%
Net investment income (loss)	.16% G	1.51%	1.50%	2.07%	2.17%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$672,778	$604,345	$356,351	$109,386	$80,498	$43,822
Portfolio turnover rate H	13 % G	24% I	18%	22%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	116,344	912,137
Fidelity Series Emerging Markets Debt Fund (b)	1,286,427	10,780,261
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	320,618	3,164,504
Fidelity Series Floating Rate High Income Fund (b)	209,873	1,855,279
Fidelity Series High Income Fund (b)	1,226,049	10,960,878
Fidelity Series International Credit Fund (b)	91,481	781,247
Fidelity Series International Developed Markets Bond Index Fund (b)	2,012,441	17,548,486
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,258,373	83,310,716
Fidelity Series Real Estate Income Fund (b)	189,394	1,931,818
TOTAL BOND FUNDS (Cost $149,859,659)		131,245,326

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	9,970,043	181,355,086
Fidelity Advisor Series Growth Opportunities Fund (b)	6,420,102	128,145,231
Fidelity Series All-Sector Equity Fund (b)	5,845,728	84,178,489
Fidelity Series Commodity Strategy Fund (b)	40,819	3,794,951
Fidelity Series Intrinsic Opportunities Fund (b)	2,631,382	28,497,863
Fidelity Series Large Cap Stock Fund (b)	9,259,872	245,386,596
Fidelity Series Large Cap Value Index Fund (b)	1,289,824	23,436,107
Fidelity Series Opportunistic Insights Fund (b)	5,403,297	155,614,962
Fidelity Series Small Cap Core Fund (b)	501,866	6,599,544
Fidelity Series Small Cap Discovery Fund (b)	1,810,692	21,130,773
Fidelity Series Small Cap Opportunities Fund (b)	2,681,017	42,279,638
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,546,609	142,244,472
Fidelity Series Value Discovery Fund (b)	8,415,485	142,137,538
TOTAL DOMESTIC EQUITY FUNDS (Cost $766,345,481)		1,204,801,250

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,940,604	75,541,383
Fidelity Series Emerging Markets Fund (b)	4,853,524	56,009,667
Fidelity Series Emerging Markets Opportunities Fund (b)	9,415,557	224,843,512
Fidelity Series International Growth Fund (b)	8,021,369	165,641,272
Fidelity Series International Small Cap Fund (b)	1,363,391	27,690,477
Fidelity Series International Value Fund (b)	10,170,171	166,689,110
Fidelity Series Overseas Fund (b)	10,151,278	164,755,246
Fidelity Series Select International Small Cap Fund (b)	126,216	1,755,658
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $556,980,787)		882,926,325

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	870,000	868,530
US Treasury Bills 0% 10/2/2025	4.29	150,000	149,983
US Treasury Bills 0% 10/23/2025 (d)	4.29	2,200,000	2,194,585
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,780,000	1,774,187
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,050,000	1,049,052
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	280,000	278,196
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,313,838)			6,314,533

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,600,134)	4.21	3,599,414	3,600,134

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,483,099,899)	2,228,887,568
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,551,999)
NET ASSETS - 100.0%	2,227,335,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	162	12/19/2025	22,560,930	(52,249)	(52,249)
ICE MSCI Emerging Markets Index Contracts (United States)	20	12/19/2025	1,359,700	14,510	14,510

TOTAL EQUITY CONTRACTS					(37,739)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	162	12/19/2025	18,222,469	97,875	97,875
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	201	12/19/2025	23,133,844	11,046	11,046
CBOT US Treasury Long Bond Contracts (United States)	400	12/19/2025	46,637,500	1,256,281	1,256,281

TOTAL INTEREST RATE CONTRACTS					1,365,202

TOTAL PURCHASED					1,327,463

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	124	12/19/2025	41,780,250	(572,231)	(572,231)

TOTAL FUTURES CONTRACTS					755,232
The notional amount of futures purchased as a percentage of Net Assets is 5.0%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,510,141.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,060,306	25,440,583	29,900,755	73,801	-	-	3,600,134	3,599,414	0.0%
Total	8,060,306	25,440,583	29,900,755	73,801	-	-	3,600,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	153,275,092	6,571,929	15,145,619	-	179,288	36,474,396	181,355,086	9,970,043
Fidelity Advisor Series Growth Opportunities Fund	107,206,769	2,386,354	17,380,006	-	2,474,818	33,457,296	128,145,231	6,420,102
Fidelity Advisor Series Small Cap Fund	259,405	-	253,081	-	16,394	(22,718)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	924,553	35,721	58,564	10,899	(9,475)	19,902	912,137	116,344
Fidelity Series All-Sector Equity Fund	68,587,701	2,875,279	4,120,655	-	89,935	16,746,229	84,178,489	5,845,728
Fidelity Series Canada Fund	55,105,984	12,423,475	2,860,247	-	221,831	10,650,340	75,541,383	3,940,604
Fidelity Series Commodity Strategy Fund	3,889,786	136,311	194,736	53,805	8,908	(45,318)	3,794,951	40,819
Fidelity Series Emerging Markets Debt Fund	9,816,116	971,506	515,903	298,120	(25,037)	533,579	10,780,261	1,286,427
Fidelity Series Emerging Markets Debt Local Currency Fund	2,944,240	57,672	142,666	-	(8,394)	313,652	3,164,504	320,618
Fidelity Series Emerging Markets Fund	47,134,118	2,085,459	5,371,861	-	454,491	11,707,460	56,009,667	4,853,524
Fidelity Series Emerging Markets Opportunities Fund	188,650,175	6,875,696	16,987,999	-	1,189,286	45,116,354	224,843,512	9,415,557
Fidelity Series Floating Rate High Income Fund	1,836,956	115,980	97,605	74,611	(3,501)	3,449	1,855,279	209,873
Fidelity Series High Income Fund	10,438,218	574,093	525,807	351,598	(3,741)	478,115	10,960,878	1,226,049
Fidelity Series International Credit Fund	750,350	17,088	-	17,088	-	13,809	781,247	91,481
Fidelity Series International Developed Markets Bond Index Fund	17,296,034	1,227,213	1,194,472	165,748	(14,569)	234,280	17,548,486	2,012,441
Fidelity Series International Growth Fund	143,676,121	7,435,523	8,438,511	-	442,804	22,525,335	165,641,272	8,021,369
Fidelity Series International Small Cap Fund	25,426,480	89,026	2,948,632	-	530,619	4,592,984	27,690,477	1,363,391
Fidelity Series International Value Fund	152,950,132	3,296,247	19,528,144	-	5,423,670	24,547,205	166,689,110	10,170,171
Fidelity Series Intrinsic Opportunities Fund	25,884,792	3,047,901	1,731,941	2,182,920	(3,386)	1,300,497	28,497,863	2,631,382
Fidelity Series Investment Grade Bond Fund	444,938	1,367,046	1,833,281	12,448	22,188	(891)	-	-
Fidelity Series Large Cap Stock Fund	207,199,040	19,407,217	18,476,600	12,665,610	2,451,951	34,804,988	245,386,596	9,259,872
Fidelity Series Large Cap Value Index Fund	20,572,484	1,852,106	971,218	-	3,255	1,979,480	23,436,107	1,289,824
Fidelity Series Long-Term Treasury Bond Index Fund	84,144,650	12,027,029	11,997,821	1,632,811	(4,000,164)	3,137,022	83,310,716	15,258,373
Fidelity Series Opportunistic Insights Fund	131,800,291	4,271,543	12,832,961	-	327,959	32,048,130	155,614,962	5,403,297
Fidelity Series Overseas Fund	145,052,138	7,156,491	6,499,974	-	541,939	18,504,652	164,755,246	10,151,278
Fidelity Series Real Estate Income Fund	1,891,593	95,863	97,610	54,489	483	41,489	1,931,818	189,394
Fidelity Series Select International Small Cap Fund	350,825	1,140,094	14,574	-	883	278,430	1,755,658	126,216
Fidelity Series Small Cap Core Fund	5,683,389	260,960	556,094	-	(20,875)	1,232,164	6,599,544	501,866
Fidelity Series Small Cap Discovery Fund	18,966,362	891,425	1,371,622	341,832	16,883	2,627,725	21,130,773	1,810,692
Fidelity Series Small Cap Opportunities Fund	37,075,620	1,877,831	3,329,562	710,073	378,238	6,277,511	42,279,638	2,681,017
Fidelity Series Stock Selector Large Cap Value Fund	121,458,595	13,673,976	5,021,190	-	(66,811)	12,199,902	142,244,472	9,546,609
Fidelity Series Value Discovery Fund	123,899,197	13,785,068	5,420,733	-	3,859	9,870,147	142,137,538	8,415,485
	1,914,592,144	128,029,122	165,919,689	18,572,052	10,623,729	331,647,595	2,218,972,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	131,245,326	131,245,326	-	-

Domestic Equity Funds	1,204,801,250	1,204,801,250	-	-

International Equity Funds	882,926,325	882,926,325	-	-

U.S. Treasury Obligations	6,314,533	-	6,314,533	-

Money Market Funds	3,600,134	3,600,134	-	-
Total Investments in Securities:	2,228,887,568	2,222,573,035	6,314,533	-
Derivative Instruments:

Assets
Futures Contracts	1,379,712	1,379,712	-	-
Total Assets	1,379,712	1,379,712	-	-

Liabilities
Futures Contracts	(624,480)	(624,480)	-	-
Total Liabilities	(624,480)	(624,480)	-	-
Total Derivative Instruments:	755,232	755,232	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,510	(624,480)
Total Equity Risk	14,510	(624,480)
Interest Rate Risk
Futures Contracts (a)	1,365,202	-
Total Interest Rate Risk	1,365,202	-
Total Value of Derivatives	1,379,712	(624,480)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,313,838)	$6,314,533
Fidelity Central Funds (cost $3,600,134)	3,600,134
Other affiliated issuers (cost $1,473,185,927)	2,218,972,901

Total Investment in Securities (cost $1,483,099,899)		$2,228,887,568
Receivable for investments sold		13,891,746
Receivable for fund shares sold		839,314
Distributions receivable from Fidelity Central Funds		13,876
Total assets		2,243,632,504
Liabilities
Payable for investments purchased	$4,762,657
Payable for fund shares redeemed	9,971,379
Accrued management fee	1,115,053
Distribution and service plan fees payable	275,764
Payable for daily variation margin on futures contracts	172,082
Total liabilities		16,296,935
Net Assets		$2,227,335,569
Net Assets consist of:
Paid in capital		$1,471,288,773
Total accumulated earnings (loss)		756,046,796
Net Assets		$2,227,335,569

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($666,187,841 ÷ 43,882,714 shares)(a)		$15.18
Maximum offering price per share (100/94.25 of $15.18)		$16.11
Class M :
Net Asset Value and redemption price per share ($278,723,583 ÷ 18,715,384 shares)(a)		$14.89
Maximum offering price per share (100/96.50 of $14.89)		$15.43
Class C :
Net Asset Value and offering price per share ($27,930,248 ÷ 1,939,736 shares)(a)		$14.40
Class K6 :
Net Asset Value, offering price and redemption price per share ($634,263,931 ÷ 41,122,414 shares)		$15.42
Class I :
Net Asset Value, offering price and redemption price per share ($76,501,015 ÷ 4,884,791 shares)		$15.66
Class Z :
Net Asset Value, offering price and redemption price per share ($543,728,951 ÷ 36,031,547 shares)		$15.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,931,321
Interest		139,983
Income from Fidelity Central Funds		73,801
Total income		5,145,105
Expenses
Management fee	$6,379,262
Distribution and service plan fees	1,568,114
Independent trustees' fees and expenses	2,325
Total expenses before reductions	7,949,701
Expense reductions	(14)
Total expenses after reductions		7,949,687
Net Investment income (loss)		(2,804,582)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	10,623,729
Futures contracts	(2,408,046)
Capital gain distributions from underlying funds:
Affiliated issuers	13,640,731
Total net realized gain (loss)		21,856,414
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	813
Affiliated issuers	331,647,595
Futures contracts	160,885
Total change in net unrealized appreciation (depreciation)		331,809,293
Net gain (loss)		353,665,707
Net increase (decrease) in net assets resulting from operations		$350,861,125
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,804,582)	$24,252,562
Net realized gain (loss)	21,856,414	129,552,925
Change in net unrealized appreciation (depreciation)	331,809,293	(44,329,224)
Net increase (decrease) in net assets resulting from operations	350,861,125	109,476,263
Distributions to shareholders	(86,756,691)	(30,667,705)

Share transactions - net increase (decrease)	38,369,058	(184,863,849)
Total increase (decrease) in net assets	302,473,492	(106,055,291)

Net Assets
Beginning of period	1,924,862,077	2,030,917,368
End of period	$2,227,335,569	$1,924,862,077

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.42	$12.92	$10.83	$12.91	$13.79	$9.43
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.12	.18	.25	.07
Net realized and unrealized gain (loss)	2.40	.55	2.13	(1.17)	.18	4.97
Total from investment operations	2.37	.69	2.25	(.99)	.43	5.04
Distributions from net investment income	-	(.15)	(.13)	(.18)	(.27)	(.10)
Distributions from net realized gain	(.61)	(.04)	(.03)	(.91)	(1.05)	(.59)
Total distributions	(.61)	(.19)	(.16)	(1.09)	(1.31) C	(.68) C
Net asset value, end of period	$15.18	$13.42	$12.92	$10.83	$12.91	$13.79
Total Return D,E,F	18.37%	5.36%	20.93%	(7.29)%	2.77%	55.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.95 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.02%	1.07%	1.70%	1.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$666,188	$593,661	$621,916	$530,585	$604,140	$643,283
Portfolio turnover rate J	12 % I	25% K	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.71	$10.66	$12.73	$13.62	$9.34
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.10	.09	.15	.22	.04
Net realized and unrealized gain (loss)	2.36	.55	2.10	(1.15)	.18	4.90
Total from investment operations	2.31	.65	2.19	(1.00)	.40	4.94
Distributions from net investment income	-	(.13)	(.11)	(.16)	(.24)	(.08)
Distributions from net realized gain	(.61)	(.04)	(.03)	(.90)	(1.05)	(.59)
Total distributions	(.61)	(.17)	(.14)	(1.07) C	(1.29)	(.66) C
Net asset value, end of period	$14.89	$13.19	$12.71	$10.66	$12.73	$13.62
Total Return D,E,F	18.23%	5.11%	20.67%	(7.56)%	2.54%	54.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.20 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.77%	.82%	1.45%	1.57%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$278,724	$242,953	$256,439	$225,283	$250,719	$258,276
Portfolio turnover rate J	12 % I	25% K	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.80	$12.36	$10.39	$12.44	$13.36	$9.18
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.04	.03	.10	.14	(.02)
Net realized and unrealized gain (loss)	2.29	.52	2.04	(1.13)	.17	4.83
Total from investment operations	2.21	.56	2.07	(1.03)	.31	4.81
Distributions from net investment income	-	(.08)	(.07)	(.12)	(.19)	(.04)
Distributions from net realized gain	(.61)	(.04)	(.03)	(.90)	(1.05)	(.59)
Total distributions	(.61)	(.12)	(.10)	(1.02)	(1.23) C	(.63)
Net asset value, end of period	$14.40	$12.80	$12.36	$10.39	$12.44	$13.36
Total Return D,E,F	17.99%	4.55%	20.04%	(8.00)%	1.96%	54.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.75%	1.75%	1.74% J	1.75%	1.75%
Expenses net of fee waivers, if any	1.70 % I	1.75%	1.75%	1.74% J	1.75%	1.75%
Expenses net of all reductions, if any	1.70% I	1.75%	1.75%	1.74% J	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.27%	.32%	.95%	1.07%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$27,930	$24,883	$26,934	$24,500	$28,993	$33,637
Portfolio turnover rate K	12 % I	25% L	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.59	$13.08	$10.94	$13.02	$13.88	$9.48
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.24	.32	.14
Net realized and unrealized gain (loss)	2.44	.56	2.16	(1.18)	.19	4.99
Total from investment operations	2.44	.77	2.35	(.94)	.51	5.13
Distributions from net investment income	-	(.22)	(.18)	(.23)	(.32)	(.15)
Distributions from net realized gain	(.61)	(.04)	(.03)	(.91)	(1.05)	(.59)
Total distributions	(.61)	(.26)	(.21)	(1.14)	(1.37)	(.73) D
Net asset value, end of period	$15.42	$13.59	$13.08	$10.94	$13.02	$13.88
Total Return E,F	18.66%	5.90%	21.68%	(6.86)%	3.32%	56.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% I	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	.05% I	1.57%	1.61%	2.21%	2.33%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$634,264	$521,845	$321,977	$209,539	$171,735	$113,839
Portfolio turnover rate J	12 % I	25% K	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.81	$13.10	$10.95	$13.04	$13.91	$9.50
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.15	.21	.29	.10
Net realized and unrealized gain (loss)	2.47	.56	2.17	(1.18)	.18	5.02
Total from investment operations	2.46	.73	2.32	(.97)	.47	5.12
Distributions from net investment income	-	-	(.13)	(.20)	(.29)	(.12)
Distributions from net realized gain	(.61)	(.02)	(.03)	(.92)	(1.05)	(.59)
Total distributions	(.61)	(.02)	(.17) C	(1.12)	(1.34)	(.71)
Net asset value, end of period	$15.66	$13.81	$13.10	$10.95	$13.04	$13.91
Total Return D,E	18.51%	5.61%	21.32%	(7.09)%	3.02%	55.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.74% I	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % H	.74% I	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% H	.74% I	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% H	1.28%	1.32%	1.95%	2.07%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$76,501	$65,963	$518,540	$622,744	$752,617	$777,429
Portfolio turnover rate J	12 % H	25% K	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$12.84	$10.76	$12.91	$13.79	$9.43
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.16	.22	.30	.12
Net realized and unrealized gain (loss)	2.39	.55	2.13	(1.17)	.18	4.96
Total from investment operations	2.38	.73	2.29	(.95)	.48	5.08
Distributions from net investment income	-	(.21)	(.18)	(.22)	(.31)	(.14)
Distributions from net realized gain	(.61)	(.04)	(.03)	(.98)	(1.05)	(.59)
Total distributions	(.61)	(.25)	(.21)	(1.20)	(1.36)	(.72) C
Net asset value, end of period	$15.09	$13.32	$12.84	$10.76	$12.91	$13.79
Total Return D,E	18.59%	5.67%	21.48%	(6.96)%	3.12%	55.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.65% I	.65% I	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64 % H	.65% I	.65% I	.64%	.64%	.64%
Expenses net of all reductions, if any	.64% H	.65% I	.65% I	.64%	.64%	.64%
Net investment income (loss)	(.14)% H	1.37%	1.42%	2.06%	2.18%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$543,729	$475,557	$285,111	$83,488	$65,648	$35,350
Portfolio turnover rate J	12 % H	25% K	18%	22%	27%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	104,725	821,040
Fidelity Series Emerging Markets Debt Fund (b)	1,154,776	9,677,024
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	288,840	2,850,855
Fidelity Series Floating Rate High Income Fund (b)	188,796	1,668,956
Fidelity Series High Income Fund (b)	1,100,768	9,840,868
Fidelity Series International Credit Fund (b)	71,537	610,925
Fidelity Series International Developed Markets Bond Index Fund (b)	1,807,545	15,761,790
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,009,502	71,031,879
Fidelity Series Real Estate Income Fund (b)	170,255	1,736,597
TOTAL BOND FUNDS (Cost $128,942,706)		113,999,934

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	8,976,714	163,286,433
Fidelity Advisor Series Growth Opportunities Fund (b)	5,780,445	115,377,675
Fidelity Series All-Sector Equity Fund (b)	5,264,809	75,813,249
Fidelity Series Commodity Strategy Fund (b)	36,643	3,406,705
Fidelity Series Intrinsic Opportunities Fund (b)	2,363,355	25,595,139
Fidelity Series Large Cap Stock Fund (b)	8,338,054	220,958,422
Fidelity Series Large Cap Value Index Fund (b)	1,158,287	21,046,083
Fidelity Series Opportunistic Insights Fund (b)	4,865,747	140,133,512
Fidelity Series Small Cap Core Fund (b)	450,772	5,927,652
Fidelity Series Small Cap Discovery Fund (b)	1,626,310	18,979,032
Fidelity Series Small Cap Opportunities Fund (b)	2,408,071	37,975,281
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,597,031	128,095,762
Fidelity Series Value Discovery Fund (b)	7,578,437	127,999,801
TOTAL DOMESTIC EQUITY FUNDS (Cost $705,016,216)		1,084,594,746

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,540,658	67,874,408
Fidelity Series Emerging Markets Fund (b)	4,365,643	50,379,524
Fidelity Series Emerging Markets Opportunities Fund (b)	8,461,983	202,072,159
Fidelity Series International Growth Fund (b)	7,219,636	149,085,483
Fidelity Series International Small Cap Fund (b)	1,224,317	24,865,869
Fidelity Series International Value Fund (b)	9,152,473	150,009,028
Fidelity Series Overseas Fund (b)	9,135,749	148,273,212
Fidelity Series Select International Small Cap Fund (b)	113,456	1,578,173
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $509,994,343)		794,137,856

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	780,000	778,682
US Treasury Bills 0% 10/2/2025	4.29	170,000	169,980
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,940,000	1,935,225
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,600,000	1,594,775
US Treasury Bills 0% 10/9/2025 (d)	4.30	970,000	969,125
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	240,000	238,454
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,685,621)			5,686,241

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,234,544)	4.21	3,233,897	3,234,544

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,352,873,430)	2,001,653,321
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,396,965)
NET ASSETS - 100.0%	2,000,256,356

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	147	12/19/2025	20,471,955	(47,317)	(47,317)
ICE MSCI Emerging Markets Index Contracts (United States)	20	12/19/2025	1,359,700	14,449	14,449

TOTAL EQUITY CONTRACTS					(32,868)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	146	12/19/2025	16,422,719	87,509	87,509
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	200	12/19/2025	23,018,750	6,967	6,967
CBOT US Treasury Long Bond Contracts (United States)	359	12/19/2025	41,857,156	1,129,857	1,129,857

TOTAL INTEREST RATE CONTRACTS					1,224,333

TOTAL PURCHASED					1,191,465

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	111	12/19/2025	37,400,063	(516,422)	(516,422)

TOTAL FUTURES CONTRACTS					675,043
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,966,757.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,174,342	22,916,012	26,855,810	66,089	-	-	3,234,544	3,233,897	0.0%
Total	7,174,342	22,916,012	26,855,810	66,089	-	-	3,234,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,730,082	5,658,025	13,095,523	-	237,031	32,756,818	163,286,433	8,976,714
Fidelity Advisor Series Growth Opportunities Fund	96,333,390	2,078,127	15,372,595	-	1,970,230	30,368,523	115,377,675	5,780,445
Fidelity Advisor Series Small Cap Fund	235,082	-	229,351	-	14,857	(20,588)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	833,108	31,455	52,923	9,833	(9,124)	18,524	821,040	104,725
Fidelity Series All-Sector Equity Fund	61,630,541	2,658,453	3,627,520	-	71,671	15,080,104	75,813,249	5,264,809
Fidelity Series Canada Fund	49,522,293	11,134,053	2,555,458	-	145,132	9,628,388	67,874,408	3,540,658
Fidelity Series Commodity Strategy Fund	3,495,332	120,282	176,176	48,339	6,729	(39,462)	3,406,705	36,643
Fidelity Series Emerging Markets Debt Fund	8,836,361	846,406	463,593	268,381	1,043	456,807	9,677,024	1,154,776
Fidelity Series Emerging Markets Debt Local Currency Fund	2,648,650	50,321	123,253	-	(3,753)	278,890	2,850,855	288,840
Fidelity Series Emerging Markets Fund	42,354,409	1,836,870	4,752,477	-	349,274	10,591,448	50,379,524	4,365,643
Fidelity Series Emerging Markets Opportunities Fund	169,519,784	5,981,483	15,084,618	-	1,140,219	40,515,291	202,072,159	8,461,983
Fidelity Series Floating Rate High Income Fund	1,653,879	103,263	88,204	67,225	(188)	206	1,668,956	188,796
Fidelity Series High Income Fund	9,379,615	510,143	475,597	316,146	1,382	425,325	9,840,868	1,100,768
Fidelity Series International Credit Fund	586,765	13,362	-	13,363	-	10,798	610,925	71,537
Fidelity Series International Developed Markets Bond Index Fund	15,638,193	1,165,360	1,240,365	150,341	(16,908)	215,510	15,761,790	1,807,545
Fidelity Series International Growth Fund	129,134,954	6,693,514	7,414,839	-	153,433	20,518,421	149,085,483	7,219,636
Fidelity Series International Small Cap Fund	22,840,856	54,393	2,637,935	-	392,800	4,215,755	24,865,869	1,224,317
Fidelity Series International Value Fund	137,399,708	2,872,801	17,227,460	-	4,525,078	22,438,901	150,009,028	9,152,473
Fidelity Series Intrinsic Opportunities Fund	23,259,890	2,718,618	1,553,123	1,962,296	5,371	1,164,383	25,595,139	2,363,355
Fidelity Series Investment Grade Bond Fund	406,014	1,235,237	1,659,685	10,433	19,242	(808)	-	-
Fidelity Series Large Cap Stock Fund	186,185,678	18,092,310	16,872,588	11,382,677	1,583,564	31,969,458	220,958,422	8,338,054
Fidelity Series Large Cap Value Index Fund	18,486,257	1,615,825	840,071	-	(433)	1,784,505	21,046,083	1,158,287
Fidelity Series Long-Term Treasury Bond Index Fund	75,611,251	10,911,018	14,711,915	1,468,967	(5,048,686)	4,270,211	71,031,879	13,009,502
Fidelity Series Opportunistic Insights Fund	118,432,960	3,785,012	11,226,590	-	283,011	28,859,119	140,133,512	4,865,747
Fidelity Series Overseas Fund	130,342,985	6,425,322	5,640,509	-	486,225	16,659,189	148,273,212	9,135,749
Fidelity Series Real Estate Income Fund	1,701,896	85,082	88,206	49,043	(2,986)	40,811	1,736,597	170,255
Fidelity Series Select International Small Cap Fund	315,229	1,039,781	30,255	-	2,716	250,702	1,578,173	113,456
Fidelity Series Small Cap Core Fund	5,109,142	228,065	499,762	-	(14,641)	1,104,848	5,927,652	450,772
Fidelity Series Small Cap Discovery Fund	17,043,856	795,496	1,240,864	307,205	18,927	2,361,617	18,979,032	1,626,310
Fidelity Series Small Cap Opportunities Fund	33,315,933	1,684,746	3,014,653	638,309	302,779	5,686,476	37,975,281	2,408,071
Fidelity Series Stock Selector Large Cap Value Fund	109,139,916	12,636,054	4,602,150	-	(76,567)	10,998,509	128,095,762	8,597,031
Fidelity Series Value Discovery Fund	111,334,687	12,721,239	4,940,101	-	(16,284)	8,900,260	127,999,801	7,578,437
	1,720,458,696	115,782,116	151,538,359	16,692,558	6,521,144	301,508,939	1,992,732,536

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	113,999,934	113,999,934	-	-

Domestic Equity Funds	1,084,594,746	1,084,594,746	-	-

International Equity Funds	794,137,856	794,137,856	-	-

U.S. Treasury Obligations	5,686,241	-	5,686,241	-

Money Market Funds	3,234,544	3,234,544	-	-
Total Investments in Securities:	2,001,653,321	1,995,967,080	5,686,241	-
Derivative Instruments:

Assets
Futures Contracts	1,238,782	1,238,782	-	-
Total Assets	1,238,782	1,238,782	-	-

Liabilities
Futures Contracts	(563,739)	(563,739)	-	-
Total Liabilities	(563,739)	(563,739)	-	-
Total Derivative Instruments:	675,043	675,043	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,449	(563,739)
Total Equity Risk	14,449	(563,739)
Interest Rate Risk
Futures Contracts (a)	1,224,333	-
Total Interest Rate Risk	1,224,333	-
Total Value of Derivatives	1,238,782	(563,739)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,685,621)	$5,686,241
Fidelity Central Funds (cost $3,234,544)	3,234,544
Other affiliated issuers (cost $1,343,953,265)	1,992,732,536

Total Investment in Securities (cost $1,352,873,430)		$2,001,653,321
Receivable for investments sold		13,612,024
Receivable for fund shares sold		1,713,552
Distributions receivable from Fidelity Central Funds		12,459
Total assets		2,016,991,356
Liabilities
Payable for investments purchased	$6,442,690
Payable for fund shares redeemed	8,883,724
Accrued management fee	1,004,316
Distribution and service plan fees payable	247,358
Payable for daily variation margin on futures contracts	156,912
Total liabilities		16,735,000
Net Assets		$2,000,256,356
Net Assets consist of:
Paid in capital		$1,345,432,698
Total accumulated earnings (loss)		654,823,658
Net Assets		$2,000,256,356

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($606,523,854 ÷ 39,741,437 shares)(a)		$15.26
Maximum offering price per share (100/94.25 of $15.26)		$16.19
Class M :
Net Asset Value and redemption price per share ($231,838,860 ÷ 15,410,207 shares)(a)		$15.04
Maximum offering price per share (100/96.50 of $15.04)		$15.59
Class C :
Net Asset Value and offering price per share ($31,801,598 ÷ 2,183,920 shares)(a)		$14.56
Class K6 :
Net Asset Value, offering price and redemption price per share ($558,191,873 ÷ 36,075,565 shares)		$15.47
Class I :
Net Asset Value, offering price and redemption price per share ($76,105,759 ÷ 4,839,413 shares)		$15.73
Class Z :
Net Asset Value, offering price and redemption price per share ($495,794,412 ÷ 32,454,227 shares)		$15.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,433,013
Interest		125,845
Income from Fidelity Central Funds		66,089
Total income		4,624,947
Expenses
Management fee	$5,748,329
Distribution and service plan fees	1,402,511
Independent trustees' fees and expenses	2,089
Total expenses before reductions	7,152,929
Expense reductions	(34)
Total expenses after reductions		7,152,895
Net Investment income (loss)		(2,527,948)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	6,521,144
Futures contracts	(2,205,983)
Capital gain distributions from underlying funds:
Affiliated issuers	12,259,545
Total net realized gain (loss)		16,574,706
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	725
Affiliated issuers	301,508,939
Futures contracts	139,847
Total change in net unrealized appreciation (depreciation)		301,649,511
Net gain (loss)		318,224,217
Net increase (decrease) in net assets resulting from operations		$315,696,269
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,527,948)	$21,616,640
Net realized gain (loss)	16,574,706	118,186,007
Change in net unrealized appreciation (depreciation)	301,649,511	(43,944,822)
Net increase (decrease) in net assets resulting from operations	315,696,269	95,857,825
Distributions to shareholders	(75,624,481)	(26,931,732)

Share transactions - net increase (decrease)	30,517,095	(126,281,496)
Total increase (decrease) in net assets	270,588,883	(57,355,403)

Net Assets
Beginning of period	1,729,667,473	1,787,022,876
End of period	$2,000,256,356	$1,729,667,473

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.47	$12.97	$10.86	$12.92	$13.78	$9.43
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.12	.18	.25	.07
Net realized and unrealized gain (loss)	2.42	.55	2.14	(1.16)	.18	4.96
Total from investment operations	2.39	.69	2.26	(.98)	.43	5.03
Distributions from net investment income	-	(.15)	(.13)	(.18)	(.27)	(.10)
Distributions from net realized gain	(.60)	(.04)	(.02)	(.90)	(1.02)	(.58)
Total distributions	(.60)	(.19)	(.15)	(1.08)	(1.29)	(.68)
Net asset value, end of period	$15.26	$13.47	$12.97	$10.86	$12.92	$13.78
Total Return C,D,E	18.38%	5.33%	20.94%	(7.27)%	2.76%	55.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.95 % H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.95% H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% H	1.03%	1.07%	1.72%	1.83%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$606,524	$535,583	$542,389	$461,666	$500,298	$516,427
Portfolio turnover rate I	12 % H	25% J	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.30	$12.82	$10.74	$12.79	$13.66	$9.36
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.10	.09	.15	.22	.04
Net realized and unrealized gain (loss)	2.39	.55	2.12	(1.15)	.18	4.92
Total from investment operations	2.34	.65	2.21	(1.00)	.40	4.96
Distributions from net investment income	-	(.13)	(.11)	(.16)	(.24)	(.08)
Distributions from net realized gain	(.60)	(.04)	(.02)	(.89)	(1.02)	(.58)
Total distributions	(.60)	(.17)	(.13)	(1.05)	(1.27) C	(.66)
Net asset value, end of period	$15.04	$13.30	$12.82	$10.74	$12.79	$13.66
Total Return D,E,F	18.24%	5.04%	20.67%	(7.50)%	2.51%	54.91%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.20 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.78%	.82%	1.47%	1.58%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$231,839	$201,607	$203,975	$184,687	$201,272	$205,281
Portfolio turnover rate J	12 % I	25% K	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.93	$12.48	$10.48	$12.52	$13.41	$9.22
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.04	.04	.10	.15	(.01)
Net realized and unrealized gain (loss)	2.31	.53	2.05	(1.13)	.17	4.82
Total from investment operations	2.23	.57	2.09	(1.03)	.32	4.81
Distributions from net investment income	-	(.08)	(.07)	(.12)	(.19)	(.04)
Distributions from net realized gain	(.60)	(.04)	(.02)	(.89)	(1.02)	(.58)
Total distributions	(.60)	(.12)	(.09)	(1.01)	(1.21)	(.62)
Net asset value, end of period	$14.56	$12.93	$12.48	$10.48	$12.52	$13.41
Total Return C,D,E	17.90%	4.56%	20.06%	(7.95)%	2.01%	54.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.70% H	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.70 % H	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.70% H	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% H	.28%	.32%	.96%	1.08%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$31,802	$27,806	$29,090	$25,587	$29,875	$33,105
Portfolio turnover rate I	12 % H	25% J	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.62	$13.10	$10.95	$13.03	$13.87	$9.48
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.19	.24	.33	.14
Net realized and unrealized gain (loss)	2.45	.56	2.16	(1.18)	.18	4.98
Total from investment operations	2.45	.78	2.35	(.94)	.51	5.12
Distributions from net investment income	-	(.22)	(.18)	(.22)	(.33)	(.15)
Distributions from net realized gain	(.60)	(.04)	(.02)	(.91)	(1.02)	(.58)
Total distributions	(.60)	(.26)	(.20)	(1.14) D	(1.35)	(.73)
Net asset value, end of period	$15.47	$13.62	$13.10	$10.95	$13.03	$13.87
Total Return E,F	18.63%	5.95%	21.65%	(6.84)%	3.30%	56.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% I	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	.05% I	1.57%	1.62%	2.22%	2.33%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$558,192	$461,916	$292,908	$186,355	$146,454	$99,092
Portfolio turnover rate J	12 % I	25% K	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$13.14	$10.98	$13.05	$13.90	$9.50
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.15	.21	.29	.11
Net realized and unrealized gain (loss)	2.49	.57	2.17	(1.18)	.18	4.99
Total from investment operations	2.48	.74	2.32	(.97)	.47	5.10
Distributions from net investment income	-	-	(.14)	(.20)	(.30)	(.12)
Distributions from net realized gain	(.60)	(.03)	(.02)	(.90)	(1.02)	(.58)
Total distributions	(.60)	(.03)	(.16)	(1.10)	(1.32)	(.70)
Net asset value, end of period	$15.73	$13.85	$13.14	$10.98	$13.05	$13.90
Total Return C,D	18.54%	5.66%	21.27%	(7.07)%	3.01%	55.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.74% H	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % G	.74% H	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% G	.74% H	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% G	1.29%	1.32%	1.97%	2.08%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$76,106	$66,672	$486,408	$552,808	$662,945	$675,617
Portfolio turnover rate I	12 % G	25% J	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.46	$12.97	$10.87	$12.94	$13.80	$9.43
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.16	.22	.30	.12
Net realized and unrealized gain (loss)	2.43	.55	2.14	(1.17)	.18	4.97
Total from investment operations	2.42	.74	2.30	(.95)	.48	5.09
Distributions from net investment income	-	(.21)	(.18)	(.21)	(.32)	(.14)
Distributions from net realized gain	(.60)	(.04)	(.02)	(.91)	(1.02)	(.58)
Total distributions	(.60)	(.25)	(.20)	(1.12)	(1.34)	(.72)
Net asset value, end of period	$15.28	$13.46	$12.97	$10.87	$12.94	$13.80
Total Return C,D	18.63%	5.69%	21.34%	(6.93)%	3.10%	55.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.65% H	.65% H	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64 % G	.65% H	.65% H	.64%	.64%	.64%
Expenses net of all reductions, if any	.64% G	.65% H	.65% H	.64%	.64%	.64%
Net investment income (loss)	(.15)% G	1.38%	1.42%	2.07%	2.18%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$495,794	$436,084	$232,253	$67,385	$49,713	$26,670
Portfolio turnover rate I	12 % G	25% J	17%	21%	26%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	74,385	583,182
Fidelity Series Emerging Markets Debt Fund (b)	826,581	6,926,749
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	203,685	2,010,366
Fidelity Series Floating Rate High Income Fund (b)	133,489	1,180,039
Fidelity Series High Income Fund (b)	775,920	6,936,722
Fidelity Series International Credit Fund (b)	32,270	275,584
Fidelity Series International Developed Markets Bond Index Fund (b)	1,174,485	10,241,509
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,903,188	48,611,405
Fidelity Series Real Estate Income Fund (b)	120,252	1,226,573
TOTAL BOND FUNDS (Cost $86,967,055)		77,992,129

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	6,327,990	115,106,131
Fidelity Advisor Series Growth Opportunities Fund (b)	4,077,012	81,377,167
Fidelity Series All-Sector Equity Fund (b)	3,719,751	53,564,408
Fidelity Series Commodity Strategy Fund (b)	25,860	2,404,196
Fidelity Series Intrinsic Opportunities Fund (b)	1,666,381	18,046,911
Fidelity Series Large Cap Stock Fund (b)	5,886,419	155,990,110
Fidelity Series Large Cap Value Index Fund (b)	820,945	14,916,572
Fidelity Series Opportunistic Insights Fund (b)	3,435,881	98,953,362
Fidelity Series Small Cap Core Fund (b)	316,783	4,165,703
Fidelity Series Small Cap Discovery Fund (b)	1,142,872	13,337,317
Fidelity Series Small Cap Opportunities Fund (b)	1,697,527	26,770,002
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,071,060	90,458,790
Fidelity Series Value Discovery Fund (b)	5,351,758	90,391,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $538,847,939)		765,481,870

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,506,088	48,041,704
Fidelity Series Emerging Markets Fund (b)	3,081,221	35,557,289
Fidelity Series Emerging Markets Opportunities Fund (b)	5,976,982	142,730,332
Fidelity Series International Growth Fund (b)	5,092,592	105,162,031
Fidelity Series International Small Cap Fund (b)	854,747	17,359,920
Fidelity Series International Value Fund (b)	6,441,332	105,573,437
Fidelity Series Overseas Fund (b)	6,429,509	104,350,926
Fidelity Series Select International Small Cap Fund (b)	79,926	1,111,776
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $382,099,207)		559,887,415

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	530,000	529,105
US Treasury Bills 0% 10/2/2025	4.29	170,000	169,981
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,340,000	1,336,702
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,120,000	1,116,342
US Treasury Bills 0% 10/9/2025 (d)	4.30	670,000	669,395
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	160,000	158,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,980,065)			3,980,494

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,232,604)	4.21	2,232,157	2,232,604

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,014,126,870)	1,409,574,512
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(955,190)
NET ASSETS - 100.0%	1,408,619,322

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	107	12/19/2025	14,901,355	(35,054)	(35,054)
ICE MSCI Emerging Markets Index Contracts (United States)	12	12/19/2025	815,820	8,719	8,719

TOTAL EQUITY CONTRACTS					(26,335)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	103	12/19/2025	11,585,891	61,530	61,530
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	143	12/19/2025	16,458,406	4,810	4,810
CBOT US Treasury Long Bond Contracts (United States)	253	12/19/2025	29,498,219	794,251	794,251

TOTAL INTEREST RATE CONTRACTS					860,591

TOTAL PURCHASED					834,256

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	78	12/19/2025	26,281,125	(358,218)	(358,218)

TOTAL FUTURES CONTRACTS					476,038
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,470,820.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,973,649	16,410,595	19,151,640	45,883	-	-	2,232,604	2,232,157	0.0%
Total	4,973,649	16,410,595	19,151,640	45,883	-	-	2,232,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	95,647,028	5,599,357	9,105,903	-	122,082	22,843,567	115,106,131	6,327,990
Fidelity Advisor Series Growth Opportunities Fund	66,898,676	2,494,281	10,520,212	-	738,633	21,765,789	81,377,167	4,077,012
Fidelity Advisor Series Small Cap Fund	157,835	-	153,987	-	9,975	(13,823)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	580,012	32,952	36,542	6,863	(3,454)	10,214	583,182	74,385
Fidelity Series All-Sector Equity Fund	42,798,995	2,749,204	2,534,770	-	10,845	10,540,134	53,564,408	3,719,751
Fidelity Series Canada Fund	34,390,857	8,700,645	1,846,992	-	80,692	6,716,502	48,041,704	2,506,088
Fidelity Series Commodity Strategy Fund	2,427,363	120,844	121,713	34,019	3,643	(25,941)	2,404,196	25,860
Fidelity Series Emerging Markets Debt Fund	6,144,513	794,174	333,420	187,731	705	320,777	6,926,749	826,581
Fidelity Series Emerging Markets Debt Local Currency Fund	1,842,990	60,737	85,171	-	(216)	192,026	2,010,366	203,685
Fidelity Series Emerging Markets Fund	29,413,388	1,734,536	3,228,916	-	179,625	7,458,656	35,557,289	3,081,221
Fidelity Series Emerging Markets Opportunities Fund	117,724,476	5,999,294	10,061,547	-	422,240	28,645,869	142,730,332	5,976,982
Fidelity Series Floating Rate High Income Fund	1,150,530	90,416	60,903	46,937	(321)	317	1,180,039	133,489
Fidelity Series High Income Fund	6,513,667	454,336	328,578	220,296	895	296,402	6,936,722	775,920
Fidelity Series International Credit Fund	264,686	6,027	-	6,028	-	4,871	275,584	32,270
Fidelity Series International Developed Markets Bond Index Fund	11,002,662	1,029,364	1,931,243	106,060	(31,948)	172,674	10,241,509	1,174,485
Fidelity Series International Growth Fund	89,697,399	6,112,087	5,052,832	-	14,552	14,390,825	105,162,031	5,092,592
Fidelity Series International Small Cap Fund	15,858,369	111,109	1,804,093	-	152,796	3,041,739	17,359,920	854,747
Fidelity Series International Value Fund	95,395,541	3,464,596	12,065,399	-	2,380,201	16,398,498	105,573,437	6,441,332
Fidelity Series Intrinsic Opportunities Fund	16,153,032	2,097,838	1,006,074	1,378,242	(7,936)	810,051	18,046,911	1,666,381
Fidelity Series Investment Grade Bond Fund	288,799	863,242	1,164,673	7,091	13,224	(592)	-	-
Fidelity Series Large Cap Stock Fund	129,297,327	15,126,329	11,767,478	7,949,134	738,315	22,595,617	155,990,110	5,886,419
Fidelity Series Large Cap Value Index Fund	12,837,960	1,391,264	557,831	-	(1,661)	1,246,840	14,916,572	820,945
Fidelity Series Long-Term Treasury Bond Index Fund	52,508,594	8,369,335	11,748,802	1,023,647	(3,798,682)	3,280,960	48,611,405	8,903,188
Fidelity Series Opportunistic Insights Fund	82,245,967	4,338,493	7,910,962	-	178,215	20,101,649	98,953,362	3,435,881
Fidelity Series Overseas Fund	90,517,859	6,099,978	4,186,947	-	356,330	11,563,706	104,350,926	6,429,509
Fidelity Series Real Estate Income Fund	1,183,277	77,786	60,903	34,307	(1,683)	28,096	1,226,573	120,252
Fidelity Series Select International Small Cap Fund	218,848	758,751	45,155	-	2,919	176,413	1,111,776	79,926
Fidelity Series Small Cap Core Fund	3,561,987	183,318	340,557	-	367	760,588	4,165,703	316,783
Fidelity Series Small Cap Discovery Fund	11,831,894	684,076	836,946	213,425	14,401	1,643,892	13,337,317	1,142,872
Fidelity Series Small Cap Opportunities Fund	23,136,555	1,419,619	1,957,056	448,336	83,296	4,087,588	26,770,002	1,697,527
Fidelity Series Stock Selector Large Cap Value Fund	75,792,373	10,332,311	3,285,445	-	(72,837)	7,692,388	90,458,790	6,071,060
Fidelity Series Value Discovery Fund	77,317,318	10,249,369	3,377,159	-	(36,042)	6,237,715	90,391,201	5,351,758
	1,194,800,777	101,545,668	107,518,209	11,662,116	1,549,171	212,984,007	1,403,361,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	77,992,129	77,992,129	-	-

Domestic Equity Funds	765,481,870	765,481,870	-	-

International Equity Funds	559,887,415	559,887,415	-	-

U.S. Treasury Obligations	3,980,494	-	3,980,494	-

Money Market Funds	2,232,604	2,232,604	-	-
Total Investments in Securities:	1,409,574,512	1,405,594,018	3,980,494	-
Derivative Instruments:

Assets
Futures Contracts	869,310	869,310	-	-
Total Assets	869,310	869,310	-	-

Liabilities
Futures Contracts	(393,272)	(393,272)	-	-
Total Liabilities	(393,272)	(393,272)	-	-
Total Derivative Instruments:	476,038	476,038	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,719	(393,272)
Total Equity Risk	8,719	(393,272)
Interest Rate Risk
Futures Contracts (a)	860,591	-
Total Interest Rate Risk	860,591	-
Total Value of Derivatives	869,310	(393,272)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,980,065)	$3,980,494
Fidelity Central Funds (cost $2,232,604)	2,232,604
Other affiliated issuers (cost $1,007,914,201)	1,403,361,414

Total Investment in Securities (cost $1,014,126,870)		$1,409,574,512
Receivable for investments sold		11,371,624
Receivable for fund shares sold		1,191,119
Distributions receivable from Fidelity Central Funds		8,578
Total assets		1,422,145,833
Liabilities
Payable for investments purchased	$5,639,533
Payable for fund shares redeemed	6,923,063
Accrued management fee	696,845
Distribution and service plan fees payable	157,279
Payable for daily variation margin on futures contracts	109,791
Total liabilities		13,526,511
Net Assets		$1,408,619,322
Net Assets consist of:
Paid in capital		$1,013,924,181
Total accumulated earnings (loss)		394,695,141
Net Assets		$1,408,619,322

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($382,408,477 ÷ 22,253,195 shares)(a)		$17.18
Maximum offering price per share (100/94.25 of $17.18)		$18.23
Class M :
Net Asset Value and redemption price per share ($150,230,216 ÷ 8,872,038 shares)(a)		$16.93
Maximum offering price per share (100/96.50 of $16.93)		$17.54
Class C :
Net Asset Value and offering price per share ($19,906,861 ÷ 1,202,013 shares)(a)		$16.56
Class K6 :
Net Asset Value, offering price and redemption price per share ($436,261,463 ÷ 25,141,006 shares)		$17.35
Class I :
Net Asset Value, offering price and redemption price per share ($39,590,913 ÷ 2,246,983 shares)		$17.62
Class Z :
Net Asset Value, offering price and redemption price per share ($380,221,392 ÷ 22,219,432 shares)		$17.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,093,196
Interest		87,473
Income from Fidelity Central Funds		45,883
Total income		3,226,552
Expenses
Management fee	$3,946,914
Distribution and service plan fees	887,091
Independent trustees' fees and expenses	1,452
Total expenses before reductions	4,835,457
Expense reductions	(55)
Total expenses after reductions		4,835,402
Net Investment income (loss)		(1,608,850)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,549,171
Futures contracts	(1,524,226)
Capital gain distributions from underlying funds:
Affiliated issuers	8,568,920
Total net realized gain (loss)		8,593,865
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	500
Affiliated issuers	212,984,007
Futures contracts	107,410
Total change in net unrealized appreciation (depreciation)		213,091,917
Net gain (loss)		221,685,782
Net increase (decrease) in net assets resulting from operations		$220,076,932
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,608,850)	$15,260,479
Net realized gain (loss)	8,593,865	77,328,476
Change in net unrealized appreciation (depreciation)	213,091,917	(27,668,448)
Net increase (decrease) in net assets resulting from operations	220,076,932	64,920,507
Distributions to shareholders	(47,773,057)	(17,611,484)

Share transactions - net increase (decrease)	35,107,482	(75,402,363)
Total increase (decrease) in net assets	207,411,357	(28,093,340)

Net Assets
Beginning of period	1,201,207,965	1,229,301,305
End of period	$1,408,619,322	$1,201,207,965

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.11	$14.53	$12.20	$14.52	$15.45	$10.53
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.16	.14	.21	.29	.08
Net realized and unrealized gain (loss)	2.72	.61	2.40	(1.32)	.19	5.55
Total from investment operations	2.68	.77	2.54	(1.11)	.48	5.63
Distributions from net investment income	-	(.17)	(.14)	(.21)	(.30)	(.11)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.61)	(.19) C	(.21)	(1.21)	(1.41) C	(.71) C
Net asset value, end of period	$17.18	$15.11	$14.53	$12.20	$14.52	$15.45
Total Return D,E,F	18.34%	5.33%	21.03%	(7.32)%	2.75%	55.31%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.95 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.04%	1.09%	1.73%	1.83%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$382,408	$331,659	$330,684	$271,691	$286,778	$299,927
Portfolio turnover rate J	16 % I	25% K	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.91	$14.35	$12.07	$14.38	$15.32	$10.46
Income from Investment Operations
Net investment income (loss) A,B	(.06)	.12	.11	.18	.24	.05
Net realized and unrealized gain (loss)	2.69	.60	2.36	(1.31)	.20	5.50
Total from investment operations	2.63	.72	2.47	(1.13)	.44	5.55
Distributions from net investment income	-	(.14)	(.12)	(.19)	(.27)	(.09)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.61)	(.16) C	(.19)	(1.18) C	(1.38) C	(.69) C
Net asset value, end of period	$16.93	$14.91	$14.35	$12.07	$14.38	$15.32
Total Return D,E,F	18.25%	5.06%	20.64%	(7.52)%	2.52%	54.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.20 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.79%	.84%	1.48%	1.58%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$150,230	$128,596	$130,151	$111,886	$117,059	$115,869
Portfolio turnover rate J	16 % I	25% K	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.64	$14.10	$11.88	$14.20	$15.16	$10.38
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.04	.04	.11	.17	(.02)
Net realized and unrealized gain (loss)	2.62	.61	2.33	(1.29)	.19	5.44
Total from investment operations	2.53	.65	2.37	(1.18)	.36	5.42
Distributions from net investment income	-	(.08)	(.08)	(.15)	(.21)	(.05)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.00)	(1.12)	(.59)
Total distributions	(.61)	(.11)	(.15)	(1.14) C	(1.32) C	(.64)
Net asset value, end of period	$16.56	$14.64	$14.10	$11.88	$14.20	$15.16
Total Return D,E,F	17.89%	4.58%	20.10%	(8.01)%	2.03%	54.07%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.70 % I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.70% I	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.29%	.34%	.98%	1.08%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,907	$17,140	$18,410	$15,374	$15,942	$16,677
Portfolio turnover rate J	16 % I	25% K	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.21	$14.62	$12.27	$14.60	$15.51	$10.55
Income from Investment Operations
Net investment income (loss) A,B	- C	.24	.21	.27	.36	.15
Net realized and unrealized gain (loss)	2.75	.62	2.41	(1.32)	.21	5.57
Total from investment operations	2.75	.86	2.62	(1.05)	.57	5.72
Distributions from net investment income	-	(.24)	(.20)	(.25)	(.36)	(.17)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.02)	(1.12)	(.59)
Total distributions	(.61)	(.27)	(.27)	(1.28) D	(1.48)	(.76)
Net asset value, end of period	$17.35	$15.21	$14.62	$12.27	$14.60	$15.51
Total Return E,F	18.69%	5.89%	21.59%	(6.81)%	3.30%	56.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% I	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	.05% I	1.58%	1.63%	2.23%	2.34%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$436,261	$363,405	$241,748	$144,024	$104,160	$61,302
Portfolio turnover rate J	16 % I	25% K	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.46	$14.66	$12.30	$14.61	$15.53	$10.57
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.20	.17	.24	.33	.12
Net realized and unrealized gain (loss)	2.79	.63	2.41	(1.32)	.19	5.57
Total from investment operations	2.77	.83	2.58	(1.08)	.52	5.69
Distributions from net investment income	-	-	(.16)	(.23)	(.33)	(.14)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.01)	(1.12)	(.59)
Total distributions	(.61)	(.03)	(.22) C	(1.23) C	(1.44) C	(.73)
Net asset value, end of period	$17.62	$15.46	$14.66	$12.30	$14.61	$15.53
Total Return D,E	18.51%	5.64%	21.22%	(6.99)%	3.00%	55.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.74% I	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % H	.74% I	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% H	.73% I	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% H	1.30%	1.34%	1.98%	2.08%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$39,591	$33,571	$350,064	$371,979	$428,209	$432,057
Portfolio turnover rate J	16 % H	25% K	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.03	$14.46	$12.16	$14.47	$15.40	$10.50
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.21	.19	.25	.34	.13
Net realized and unrealized gain (loss)	2.70	.62	2.38	(1.30)	.20	5.53
Total from investment operations	2.69	.83	2.57	(1.05)	.54	5.66
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.35)	(.17)
Distributions from net realized gain	(.61)	(.03)	(.07)	(1.02)	(1.12)	(.59)
Total distributions	(.61)	(.26)	(.27)	(1.26)	(1.47)	(.76)
Net asset value, end of period	$17.11	$15.03	$14.46	$12.16	$14.47	$15.40
Total Return C,D	18.51%	5.74%	21.36%	(6.88)%	3.10%	55.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.65% H	.65% H	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64 % G	.65% H	.65% H	.64%	.64%	.64%
Expenses net of all reductions, if any	.64% G	.65% H	.65% H	.64%	.64%	.64%
Net investment income (loss)	(.14)% G	1.39%	1.44%	2.08%	2.19%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$380,221	$326,837	$158,244	$42,946	$31,712	$16,623
Portfolio turnover rate I	16 % G	25% J	15%	21%	28%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	43,133	338,165
Fidelity Series Emerging Markets Debt Fund (b)	482,114	4,040,115
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	116,713	1,151,953
Fidelity Series Floating Rate High Income Fund (b)	76,889	679,698
Fidelity Series High Income Fund (b)	445,105	3,979,239
Fidelity Series International Credit Fund (b)	4,299	36,714
Fidelity Series International Developed Markets Bond Index Fund (b)	671,776	5,857,889
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,077,681	27,724,140
Fidelity Series Real Estate Income Fund (b)	69,117	704,991
TOTAL BOND FUNDS (Cost $48,174,457)		44,512,904

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	3,619,729	65,842,873
Fidelity Advisor Series Growth Opportunities Fund (b)	2,332,315	46,553,005
Fidelity Series All-Sector Equity Fund (b)	2,127,970	30,642,775
Fidelity Series Commodity Strategy Fund (b)	14,816	1,377,409
Fidelity Series Intrinsic Opportunities Fund (b)	953,654	10,328,077
Fidelity Series Large Cap Stock Fund (b)	3,367,104	89,228,253
Fidelity Series Large Cap Value Index Fund (b)	469,854	8,537,255
Fidelity Series Opportunistic Insights Fund (b)	1,965,415	56,603,942
Fidelity Series Small Cap Core Fund (b)	180,540	2,374,107
Fidelity Series Small Cap Discovery Fund (b)	652,964	7,620,090
Fidelity Series Small Cap Opportunities Fund (b)	971,316	15,317,657
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,472,837	51,745,278
Fidelity Series Value Discovery Fund (b)	3,061,376	51,706,638
TOTAL DOMESTIC EQUITY FUNDS (Cost $329,088,905)		437,877,359

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,435,438	27,517,348
Fidelity Series Emerging Markets Fund (b)	1,762,385	20,337,920
Fidelity Series Emerging Markets Opportunities Fund (b)	3,420,313	81,677,080
Fidelity Series International Growth Fund (b)	2,914,119	60,176,559
Fidelity Series International Small Cap Fund (b)	482,689	9,803,421
Fidelity Series International Value Fund (b)	3,683,763	60,376,880
Fidelity Series Overseas Fund (b)	3,676,986	59,677,477
Fidelity Series Select International Small Cap Fund (b)	45,302	630,155
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $231,509,482)		320,196,840

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	290,000	289,510
US Treasury Bills 0% 10/2/2025	4.29	170,000	169,981
US Treasury Bills 0% 10/23/2025 (d)	4.29	620,000	618,474
US Treasury Bills 0% 10/30/2025 (d)	4.28	620,000	617,975
US Treasury Bills 0% 10/9/2025 (d)	4.30	380,000	379,657
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	190,000	188,776
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,264,138)			2,264,373

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,291,676)	4.21	1,291,418	1,291,676

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $612,328,658)	806,143,152
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(546,546)
NET ASSETS - 100.0%	805,596,606

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	63	12/19/2025	8,773,695	(20,584)	(20,584)
ICE MSCI Emerging Markets Index Contracts (United States)	7	12/19/2025	475,895	5,090	5,090

TOTAL EQUITY CONTRACTS					(15,494)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	59	12/19/2025	6,636,578	34,946	34,946
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	82	12/19/2025	9,437,688	2,685	2,685
CBOT US Treasury Long Bond Contracts (United States)	145	12/19/2025	16,906,094	452,312	452,312

TOTAL INTEREST RATE CONTRACTS					489,943

TOTAL PURCHASED					474,449

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	45	12/19/2025	15,162,188	(204,687)	(204,687)

TOTAL FUTURES CONTRACTS					269,762
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,979,496.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,658,930	9,038,884	10,406,090	26,023	(48)	-	1,291,676	1,291,418	0.0%
Total	2,658,930	9,038,884	10,406,090	26,023	(48)	-	1,291,676

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	53,558,593	4,190,813	4,934,436	-	86,542	12,941,361	65,842,873	3,619,729
Fidelity Advisor Series Growth Opportunities Fund	37,459,373	2,138,409	5,807,555	-	179,586	12,583,192	46,553,005	2,332,315
Fidelity Advisor Series Small Cap Fund	90,892	-	88,676	-	5,744	(7,960)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	327,069	26,512	19,458	3,916	(2,014)	6,056	338,165	43,133
Fidelity Series All-Sector Equity Fund	23,963,416	2,052,688	1,360,316	-	(9,626)	5,996,613	30,642,775	2,127,970
Fidelity Series Canada Fund	19,258,521	5,357,239	950,876	-	16,020	3,836,444	27,517,348	1,435,438
Fidelity Series Commodity Strategy Fund	1,359,329	94,643	64,841	19,451	162	(11,884)	1,377,409	14,816
Fidelity Series Emerging Markets Debt Fund	3,458,271	574,965	178,405	107,362	(1,483)	186,767	4,040,115	482,114
Fidelity Series Emerging Markets Debt Local Currency Fund	1,035,813	52,595	45,383	-	1,058	107,870	1,151,953	116,713
Fidelity Series Emerging Markets Fund	16,471,628	1,287,946	1,765,084	-	122,325	4,221,105	20,337,920	1,762,385
Fidelity Series Emerging Markets Opportunities Fund	65,926,199	4,597,098	5,369,471	-	260,712	16,262,542	81,677,080	3,420,313
Fidelity Series Floating Rate High Income Fund	647,626	64,439	32,431	26,777	(207)	271	679,698	76,889
Fidelity Series High Income Fund	3,647,610	337,603	175,127	124,989	785	168,368	3,979,239	445,105
Fidelity Series International Credit Fund	35,262	803	-	803	-	649	36,714	4,299
Fidelity Series International Developed Markets Bond Index Fund	6,282,720	764,890	1,271,442	61,035	(25,160)	106,881	5,857,889	671,776
Fidelity Series International Growth Fund	50,248,330	4,451,363	2,692,865	-	46,525	8,123,206	60,176,559	2,914,119
Fidelity Series International Small Cap Fund	8,865,108	120,644	985,630	-	5,630	1,797,669	9,803,421	482,689
Fidelity Series International Value Fund	53,387,773	3,002,340	6,669,050	-	856,194	9,799,623	60,376,880	3,683,763
Fidelity Series Intrinsic Opportunities Fund	9,045,752	1,361,925	534,437	785,452	1,702	453,135	10,328,077	953,654
Fidelity Series Investment Grade Bond Fund	169,387	483,134	659,459	3,972	7,293	(355)	-	-
Fidelity Series Large Cap Stock Fund	72,402,683	9,994,766	6,398,243	4,525,310	176,742	13,052,305	89,228,253	3,367,104
Fidelity Series Large Cap Value Index Fund	7,189,306	932,865	295,406	-	(4,185)	714,675	8,537,255	469,854
Fidelity Series Long-Term Treasury Bond Index Fund	29,404,637	5,293,211	6,695,266	580,685	(2,157,192)	1,878,750	27,724,140	5,077,681
Fidelity Series Opportunistic Insights Fund	46,053,931	3,371,562	4,319,673	-	65,119	11,433,003	56,603,942	1,965,415
Fidelity Series Overseas Fund	50,690,640	4,425,833	2,183,666	-	70,618	6,674,052	59,677,477	3,676,986
Fidelity Series Real Estate Income Fund	665,074	57,251	32,431	19,589	198	14,899	704,991	69,117
Fidelity Series Select International Small Cap Fund	122,464	437,635	31,114	-	1,490	99,680	630,155	45,302
Fidelity Series Short-Term Credit Fund	175	-	176	-	5	(4)	-	-
Fidelity Series Small Cap Core Fund	2,004,608	123,344	187,134	-	2,134	431,155	2,374,107	180,540
Fidelity Series Small Cap Discovery Fund	6,626,402	487,137	436,183	121,003	506	942,228	7,620,090	652,964
Fidelity Series Small Cap Opportunities Fund	12,956,599	1,034,248	1,041,991	255,502	22,586	2,346,215	15,317,657	971,316
Fidelity Series Stock Selector Large Cap Value Fund	42,439,822	6,738,238	1,777,532	-	(31,648)	4,376,398	51,745,278	3,472,837
Fidelity Series Value Discovery Fund	43,297,816	6,649,272	1,779,170	-	21,313	3,517,407	51,706,638	3,061,376
	669,092,829	70,505,411	58,782,927	6,635,846	(280,526)	122,052,316	802,587,103

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	44,512,904	44,512,904	-	-

Domestic Equity Funds	437,877,359	437,877,359	-	-

International Equity Funds	320,196,840	320,196,840	-	-

U.S. Treasury Obligations	2,264,373	-	2,264,373	-

Money Market Funds	1,291,676	1,291,676	-	-
Total Investments in Securities:	806,143,152	803,878,779	2,264,373	-
Derivative Instruments:

Assets
Futures Contracts	495,033	495,033	-	-
Total Assets	495,033	495,033	-	-

Liabilities
Futures Contracts	(225,271)	(225,271)	-	-
Total Liabilities	(225,271)	(225,271)	-	-
Total Derivative Instruments:	269,762	269,762	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,090	(225,271)
Total Equity Risk	5,090	(225,271)
Interest Rate Risk
Futures Contracts (a)	489,943	-
Total Interest Rate Risk	489,943	-
Total Value of Derivatives	495,033	(225,271)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,264,138)	$2,264,373
Fidelity Central Funds (cost $1,291,676)	1,291,676
Other affiliated issuers (cost $608,772,844)	802,587,103

Total Investment in Securities (cost $612,328,658)		$806,143,152
Receivable for investments sold		6,767,627
Receivable for fund shares sold		711,702
Distributions receivable from Fidelity Central Funds		4,927
Total assets		813,627,408
Liabilities
Payable for investments purchased	$3,206,297
Payable for fund shares redeemed	4,273,573
Accrued management fee	396,586
Distribution and service plan fees payable	91,679
Payable for daily variation margin on futures contracts	62,667
Total liabilities		8,030,802
Net Assets		$805,596,606
Net Assets consist of:
Paid in capital		$615,868,671
Total accumulated earnings (loss)		189,727,935
Net Assets		$805,596,606

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($213,905,232 ÷ 13,615,609 shares)(a)		$15.71
Maximum offering price per share (100/94.25 of $15.71)		$16.67
Class M :
Net Asset Value and redemption price per share ($86,093,600 ÷ 5,529,060 shares)(a)		$15.57
Maximum offering price per share (100/96.50 of $15.57)		$16.13
Class C :
Net Asset Value and offering price per share ($14,753,964 ÷ 961,325 shares)(a)		$15.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($257,608,030 ÷ 16,215,557 shares)		$15.89
Class I :
Net Asset Value, offering price and redemption price per share ($19,507,634 ÷ 1,211,403 shares)		$16.10
Class Z :
Net Asset Value, offering price and redemption price per share ($213,728,146 ÷ 13,623,746 shares)		$15.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,757,227
Interest		49,496
Income from Fidelity Central Funds		26,023
Total income		1,832,746
Expenses
Management fee	$2,232,223
Distribution and service plan fees	512,035
Independent trustees' fees and expenses	819
Total expenses before reductions	2,745,077
Expense reductions	(122)
Total expenses after reductions		2,744,955
Net Investment income (loss)		(912,209)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(434)
Fidelity Central Funds	(48)
Other affiliated issuers	(280,526)
Futures contracts	(812,696)
Capital gain distributions from underlying funds:
Affiliated issuers	4,878,619
Total net realized gain (loss)		3,784,915
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	278
Affiliated issuers	122,052,316
Futures contracts	67,745
Total change in net unrealized appreciation (depreciation)		122,120,339
Net gain (loss)		125,905,254
Net increase (decrease) in net assets resulting from operations		$124,993,045
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(912,209)	$8,253,611
Net realized gain (loss)	3,784,915	39,489,241
Change in net unrealized appreciation (depreciation)	122,120,339	(13,830,310)
Net increase (decrease) in net assets resulting from operations	124,993,045	33,912,542
Distributions to shareholders	(24,177,794)	(11,276,485)

Share transactions - net increase (decrease)	32,098,220	14,458,943
Total increase (decrease) in net assets	132,913,471	37,095,000

Net Assets
Beginning of period	672,683,135	635,588,135
End of period	$805,596,606	$672,683,135

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.75	$13.26	$11.19	$13.26	$14.01	$9.49
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.13	.19	.27	.08
Net realized and unrealized gain (loss)	2.49	.56	2.18	(1.19)	.16	5.01
Total from investment operations	2.46	.70	2.31	(1.00)	.43	5.09
Distributions from net investment income	-	(.15)	(.13)	(.20)	(.25) C	(.11)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.50)	(.21)	(.24)	(1.07)	(1.18)	(.57)
Net asset value, end of period	$15.71	$13.75	$13.26	$11.19	$13.26	$14.01
Total Return D,E,F	18.43%	5.34%	20.93%	(7.24)%	2.74%	55.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.95 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.95% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.05%	1.10%	1.75%	1.87%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$213,905	$184,173	$166,242	$127,737	$119,726	$113,936
Portfolio turnover rate J	16 % I	24% K	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$13.18	$11.13	$13.21	$13.97	$9.47
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.11	.10	.16	.23	.05
Net realized and unrealized gain (loss)	2.47	.55	2.17	(1.19)	.17	5.00
Total from investment operations	2.42	.66	2.27	(1.03)	.40	5.05
Distributions from net investment income	-	(.13)	(.11)	(.18)	(.23) C	(.09)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.50)	(.19)	(.22)	(1.05)	(1.16)	(.55)
Net asset value, end of period	$15.57	$13.65	$13.18	$11.13	$13.21	$13.97
Total Return D,E,F	18.26%	5.02%	20.67%	(7.50)%	2.50%	55.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.20 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.80%	.85%	1.50%	1.62%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$86,094	$70,088	$66,008	$52,251	$48,458	$41,642
Portfolio turnover rate J	16 % I	24% K	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.05	$11.04	$13.13	$13.92	$9.46
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.04	.04	.11	.16	(.01)
Net realized and unrealized gain (loss)	2.44	.55	2.15	(1.19)	.16	4.98
Total from investment operations	2.35	.59	2.19	(1.08)	.32	4.97
Distributions from net investment income	-	(.08)	(.07)	(.14)	(.18) C	(.05)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.93) C	(.46)
Total distributions	(.50)	(.14)	(.18)	(1.01)	(1.11)	(.51)
Net asset value, end of period	$15.35	$13.50	$13.05	$11.04	$13.13	$13.92
Total Return D,E,F	17.94%	4.55%	20.11%	(7.96)%	1.94%	54.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70% I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.70 % I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.70% I	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.30%	.35%	1.00%	1.12%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$14,754	$12,496	$11,636	$8,650	$8,195	$6,948
Portfolio turnover rate J	16 % I	24% K	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.87	$13.36	$11.26	$13.32	$14.08	$9.53
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.20	.25	.34	.14
Net realized and unrealized gain (loss)	2.52	.57	2.19	(1.20)	.17	5.04
Total from investment operations	2.52	.79	2.39	(.95)	.51	5.18
Distributions from net investment income	-	(.22)	(.18)	(.24)	(.32) D	(.15)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.95) D	(.48)
Total distributions	(.50)	(.28)	(.29)	(1.11)	(1.27)	(.63)
Net asset value, end of period	$15.89	$13.87	$13.36	$11.26	$13.32	$14.08
Total Return E,F	18.71%	5.95%	21.57%	(6.76)%	3.23%	56.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.45%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% I	.45%	.45%	.49%	.49%	.49%
Net investment income (loss)	.05% I	1.59%	1.65%	2.25%	2.37%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$257,608	$206,472	$131,569	$70,104	$45,511	$22,148
Portfolio turnover rate J	16 % I	24% K	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$14.07	$13.38	$11.27	$13.34	$14.09	$9.54
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.16	.22	.30	.11
Net realized and unrealized gain (loss)	2.55	.57	2.20	(1.21)	.17	5.03
Total from investment operations	2.53	.75	2.36	(.99)	.47	5.14
Distributions from net investment income	-	-	(.14)	(.22)	(.28) C	(.13)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.94) C	(.47)
Total distributions	(.50)	(.06)	(.25)	(1.08) D	(1.22)	(.59) D
Net asset value, end of period	$16.10	$14.07	$13.38	$11.27	$13.34	$14.09
Total Return E,F	18.51%	5.63%	21.24%	(7.05)%	3.01%	55.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70% I	.74% J	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % I	.74% J	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% I	.74% J	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% I	1.31%	1.36%	2.00%	2.12%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$19,508	$17,698	$169,232	$170,160	$177,481	$160,415
Portfolio turnover rate K	16 % I	24% L	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.72	$13.23	$11.17	$13.23	$14.00	$9.49
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.17	.23	.31	.12
Net realized and unrealized gain (loss)	2.48	.57	2.18	(1.19)	.17	5.02
Total from investment operations	2.47	.76	2.35	(.96)	.48	5.14
Distributions from net investment income	-	(.21)	(.18)	(.23)	(.31) C	(.16)
Distributions from net realized gain	(.50)	(.06)	(.11)	(.87)	(.94) C	(.47)
Total distributions	(.50)	(.27)	(.29)	(1.10)	(1.25)	(.63)
Net asset value, end of period	$15.69	$13.72	$13.23	$11.17	$13.23	$14.00
Total Return D,E	18.55%	5.78%	21.36%	(6.91)%	3.06%	55.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.65% I	.65% I	.64%	.64%	.65%
Expenses net of fee waivers, if any	.64 % H	.65% I	.65% I	.64%	.64%	.65%
Expenses net of all reductions, if any	.64% H	.65% I	.65% I	.64%	.64%	.65%
Net investment income (loss)	(.14)% H	1.40%	1.46%	2.10%	2.22%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$213,728	$181,755	$90,900	$23,813	$14,296	$5,790
Portfolio turnover rate J	16 % H	24% K	14%	21%	28%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	14,932	117,068
Fidelity Series Emerging Markets Debt Fund (b)	161,837	1,356,198
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	38,692	381,885
Fidelity Series Floating Rate High Income Fund (b)	26,148	231,145
Fidelity Series High Income Fund (b)	149,063	1,332,620
Fidelity Series International Credit Fund (b)	610	5,207
Fidelity Series International Developed Markets Bond Index Fund (b)	224,534	1,957,933
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,697,121	9,266,283
Fidelity Series Real Estate Income Fund (b)	23,394	238,623
TOTAL BOND FUNDS (Cost $15,191,203)		14,886,962

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	1,211,043	22,028,865
Fidelity Advisor Series Growth Opportunities Fund (b)	779,844	15,565,694
Fidelity Series All-Sector Equity Fund (b)	711,321	10,243,028
Fidelity Series Commodity Strategy Fund (b)	4,986	463,577
Fidelity Series Intrinsic Opportunities Fund (b)	318,777	3,452,352
Fidelity Series Large Cap Stock Fund (b)	1,125,474	29,825,067
Fidelity Series Large Cap Value Index Fund (b)	157,082	2,854,183
Fidelity Series Opportunistic Insights Fund (b)	656,950	18,920,169
Fidelity Series Small Cap Core Fund (b)	59,498	782,398
Fidelity Series Small Cap Discovery Fund (b)	218,283	2,547,357
Fidelity Series Small Cap Opportunities Fund (b)	324,669	5,120,030
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,160,809	17,296,054
Fidelity Series Value Discovery Fund (b)	1,023,273	17,283,073
TOTAL DOMESTIC EQUITY FUNDS (Cost $117,813,461)		146,381,847

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	480,908	9,219,013
Fidelity Series Emerging Markets Fund (b)	589,059	6,797,738
Fidelity Series Emerging Markets Opportunities Fund (b)	1,144,148	27,322,251
Fidelity Series International Growth Fund (b)	974,040	20,113,920
Fidelity Series International Small Cap Fund (b)	156,752	3,183,630
Fidelity Series International Value Fund (b)	1,233,302	20,213,826
Fidelity Series Overseas Fund (b)	1,231,069	19,980,251
Fidelity Series Select International Small Cap Fund (b)	15,288	212,660
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $82,369,759)		107,043,289

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	100,000	99,831
US Treasury Bills 0% 10/2/2025 (d)	4.29	50,000	49,994
US Treasury Bills 0% 10/30/2025 (d)	4.28	150,000	149,510
US Treasury Bills 0% 10/9/2025 (d)	4.30	130,000	129,883
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	290,000	288,131
US Treasury Bills 0% 11/6/2025 (d)	4.18	20,000	19,920
TOTAL U.S. TREASURY OBLIGATIONS (Cost $737,194)			737,269

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $405,331)	4.21	405,250	405,331

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $216,516,948)	269,454,698
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(181,171)
NET ASSETS - 100.0%	269,273,527

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	21	12/19/2025	2,924,565	(6,921)	(6,921)
ICE MSCI Emerging Markets Index Contracts (United States)	2	12/19/2025	135,970	1,518	1,518

TOTAL EQUITY CONTRACTS					(5,403)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	20	12/19/2025	2,249,688	12,083	12,083
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	27	12/19/2025	3,107,531	1,219	1,219
CBOT US Treasury Long Bond Contracts (United States)	49	12/19/2025	5,713,094	151,753	151,753

TOTAL INTEREST RATE CONTRACTS					165,055

TOTAL PURCHASED					159,652

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	15	12/19/2025	5,054,063	(69,787)	(69,787)

TOTAL FUTURES CONTRACTS					89,865
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $737,269.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	616,294	2,571,166	2,782,113	7,221	(16)	-	405,331	405,250	0.0%
Total	616,294	2,571,166	2,782,113	7,221	(16)	-	405,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	16,700,654	2,978,043	1,862,260	-	(24,802)	4,237,230	22,028,865	1,211,043
Fidelity Advisor Series Growth Opportunities Fund	11,681,552	1,802,988	2,039,855	-	39,007	4,082,002	15,565,694	779,844
Fidelity Advisor Series Small Cap Fund	29,070	-	28,361	-	(2,786)	2,077	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	103,375	20,613	8,401	1,279	36	1,445	117,068	14,932
Fidelity Series All-Sector Equity Fund	7,474,054	1,389,153	561,941	-	(9,571)	1,951,333	10,243,028	711,321
Fidelity Series Canada Fund	6,003,662	2,374,825	399,936	-	5,283	1,235,179	9,219,013	480,908
Fidelity Series Commodity Strategy Fund	423,783	70,754	27,971	6,493	136	(3,125)	463,577	4,986
Fidelity Series Emerging Markets Debt Fund	1,107,683	263,329	76,942	35,542	(779)	62,907	1,356,198	161,837
Fidelity Series Emerging Markets Debt Local Currency Fund	321,774	44,927	19,570	-	364	34,390	381,885	38,692
Fidelity Series Emerging Markets Fund	5,135,186	886,590	638,590	-	53,256	1,361,296	6,797,738	589,059
Fidelity Series Emerging Markets Opportunities Fund	20,553,096	3,358,480	1,967,114	-	152,572	5,225,217	27,322,251	1,144,148
Fidelity Series Floating Rate High Income Fund	204,076	40,982	14,002	8,758	(36)	125	231,145	26,148
Fidelity Series High Income Fund	1,137,136	215,895	75,391	40,381	(252)	55,232	1,332,620	149,063
Fidelity Series International Credit Fund	5,001	114	-	114	-	92	5,207	610
Fidelity Series International Developed Markets Bond Index Fund	1,958,111	430,082	456,770	19,311	(7,885)	34,395	1,957,933	224,534
Fidelity Series International Growth Fund	15,673,488	3,049,203	1,248,261	-	16,669	2,622,821	20,113,920	974,040
Fidelity Series International Small Cap Fund	2,785,658	196,858	373,314	-	(12,037)	586,465	3,183,630	156,752
Fidelity Series International Value Fund	16,657,131	2,461,878	2,353,178	-	73,695	3,374,300	20,213,826	1,233,302
Fidelity Series Intrinsic Opportunities Fund	2,820,095	676,849	188,664	258,710	3,603	140,469	3,452,352	318,777
Fidelity Series Investment Grade Bond Fund	62,337	158,996	222,976	750	1,776	(133)	-	-
Fidelity Series Large Cap Stock Fund	22,575,364	5,321,677	2,346,654	1,475,367	16,149	4,258,531	29,825,067	1,125,474
Fidelity Series Large Cap Value Index Fund	2,241,346	508,915	129,246	-	(1,933)	235,101	2,854,183	157,082
Fidelity Series Long-Term Treasury Bond Index Fund	9,166,916	2,473,862	2,300,611	187,496	(415,357)	341,473	9,266,283	1,697,121
Fidelity Series Opportunistic Insights Fund	14,361,014	2,423,150	1,573,740	-	4,339	3,705,406	18,920,169	656,950
Fidelity Series Overseas Fund	15,803,431	2,961,042	945,940	-	8,952	2,152,766	19,980,251	1,231,069
Fidelity Series Real Estate Income Fund	209,001	38,645	14,002	6,421	225	4,754	238,623	23,394
Fidelity Series Select International Small Cap Fund	38,111	171,542	29,837	-	1,189	31,655	212,660	15,288
Fidelity Series Small Cap Core Fund	626,843	78,004	63,889	-	606	140,834	782,398	59,498
Fidelity Series Small Cap Discovery Fund	2,068,377	324,596	152,331	38,580	(4,228)	310,943	2,547,357	218,283
Fidelity Series Small Cap Opportunities Fund	4,039,368	667,611	354,066	84,156	15,818	751,299	5,120,030	324,669
Fidelity Series Stock Selector Large Cap Value Fund	13,234,200	3,413,239	777,887	-	(25,551)	1,452,053	17,296,054	1,160,809
Fidelity Series Value Discovery Fund	13,498,452	3,402,186	777,887	-	(5,086)	1,165,408	17,283,073	1,023,273
	208,699,345	42,205,028	22,029,587	2,163,358	(116,628)	39,553,940	268,312,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	14,886,962	14,886,962	-	-

Domestic Equity Funds	146,381,847	146,381,847	-	-

International Equity Funds	107,043,289	107,043,289	-	-

U.S. Treasury Obligations	737,269	-	737,269	-

Money Market Funds	405,331	405,331	-	-
Total Investments in Securities:	269,454,698	268,717,429	737,269	-
Derivative Instruments:

Assets
Futures Contracts	166,573	166,573	-	-
Total Assets	166,573	166,573	-	-

Liabilities
Futures Contracts	(76,708)	(76,708)	-	-
Total Liabilities	(76,708)	(76,708)	-	-
Total Derivative Instruments:	89,865	89,865	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,518	(76,708)
Total Equity Risk	1,518	(76,708)
Interest Rate Risk
Futures Contracts (a)	165,055	-
Total Interest Rate Risk	165,055	-
Total Value of Derivatives	166,573	(76,708)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $737,194)	$737,269
Fidelity Central Funds (cost $405,331)	405,331
Other affiliated issuers (cost $215,374,423)	268,312,098

Total Investment in Securities (cost $216,516,948)		$269,454,698
Receivable for investments sold		2,540,176
Receivable for fund shares sold		324,142
Distributions receivable from Fidelity Central Funds		1,464
Total assets		272,320,480
Liabilities
Payable for investments purchased	$813,166
Payable for fund shares redeemed	2,051,250
Accrued management fee	131,925
Distribution and service plan fees payable	29,121
Payable for daily variation margin on futures contracts	21,491
Total liabilities		3,046,953
Net Assets		$269,273,527
Net Assets consist of:
Paid in capital		$217,975,670
Total accumulated earnings (loss)		51,297,857
Net Assets		$269,273,527

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($81,440,085 ÷ 5,510,020 shares)(a)		$14.78
Maximum offering price per share (100/94.25 of $14.78)		$15.68
Class M :
Net Asset Value and redemption price per share ($22,715,530 ÷ 1,546,056 shares)(a)		$14.69
Maximum offering price per share (100/96.50 of $14.69)		$15.22
Class C :
Net Asset Value and offering price per share ($3,919,610 ÷ 270,063 shares)(a)		$14.51
Class K6 :
Net Asset Value, offering price and redemption price per share ($85,495,293 ÷ 5,703,868 shares)		$14.99
Class I :
Net Asset Value, offering price and redemption price per share ($2,936,237 ÷ 194,283 shares)		$15.11
Class Z :
Net Asset Value, offering price and redemption price per share ($72,766,772 ÷ 4,883,695 shares)		$14.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$570,739
Interest		15,989
Income from Fidelity Central Funds		7,221
Total income		593,949
Expenses
Management fee	$720,461
Distribution and service plan fees	155,576
Independent trustees' fees and expenses	261
Total expenses before reductions	876,298
Expense reductions	(440)
Total expenses after reductions		875,858
Net Investment income (loss)		(281,909)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(137)
Fidelity Central Funds	(16)
Other affiliated issuers	(116,628)
Futures contracts	(287,659)
Capital gain distributions from underlying funds:
Affiliated issuers	1,592,619
Total net realized gain (loss)		1,188,179
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	97
Affiliated issuers	39,553,940
Futures contracts	27,630
Total change in net unrealized appreciation (depreciation)		39,581,667
Net gain (loss)		40,769,846
Net increase (decrease) in net assets resulting from operations		$40,487,937
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(281,909)	$2,478,730
Net realized gain (loss)	1,188,179	11,805,730
Change in net unrealized appreciation (depreciation)	39,581,667	(5,166,839)
Net increase (decrease) in net assets resulting from operations	40,487,937	9,117,621
Distributions to shareholders	(7,579,359)	(3,597,643)

Share transactions - net increase (decrease)	26,649,009	41,540,878
Total increase (decrease) in net assets	59,557,587	47,060,856

Net Assets
Beginning of period	209,715,940	162,655,084
End of period	$269,273,527	$209,715,940

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.93	$12.50	$10.53	$12.30	$12.77	$8.47
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.13	.19	.25	.08
Net realized and unrealized gain (loss)	2.34	.52	2.04	(1.11)	.14	4.53
Total from investment operations	2.31	.66	2.17	(.92)	.39	4.61
Distributions from net investment income	-	(.15)	(.13)	(.18)	(.24)	(.10)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.67)	(.62)	(.21)
Total distributions	(.46)	(.23)	(.20)	(.85)	(.86)	(.31)
Net asset value, end of period	$14.78	$12.93	$12.50	$10.53	$12.30	$12.77
Total Return C,D,E	18.42%	5.30%	20.88%	(7.18)%	2.75%	55.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.95 % H	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions, if any	.95% H	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% H	1.10%	1.17%	1.84%	1.94%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$81,440	$64,681	$48,724	$27,360	$18,134	$9,613
Portfolio turnover rate I	19 % H	23% J	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.45	$10.50	$12.27	$12.76	$8.47
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.11	.10	.16	.22	.05
Net realized and unrealized gain (loss)	2.32	.53	2.03	(1.10)	.14	4.53
Total from investment operations	2.27	.64	2.13	(.94)	.36	4.58
Distributions from net investment income	-	(.13)	(.11)	(.17)	(.24)	(.08)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.66)	(.61)	(.20)
Total distributions	(.46)	(.21)	(.18)	(.83)	(.85)	(.29) C
Net asset value, end of period	$14.69	$12.88	$12.45	$10.50	$12.27	$12.76
Total Return D,E,F	18.18%	5.13%	20.53%	(7.40)%	2.47%	54.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.20 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions, if any	1.20% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.85%	.92%	1.59%	1.69%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$22,716	$16,263	$11,460	$7,540	$4,402	$1,230
Portfolio turnover rate J	19 % I	23% K	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$12.36	$10.46	$12.24	$12.73	$8.46
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.04	.05	.11	.15	- C
Net realized and unrealized gain (loss)	2.29	.53	2.01	(1.10)	.14	4.51
Total from investment operations	2.21	.57	2.06	(.99)	.29	4.51
Distributions from net investment income	-	(.09)	(.09)	(.13)	(.18)	(.04)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.65)	(.60)	(.20)
Total distributions	(.46)	(.17)	(.16)	(.79) D	(.78)	(.24)
Net asset value, end of period	$14.51	$12.76	$12.36	$10.46	$12.24	$12.73
Total Return E,F,G	17.87%	4.61%	19.93%	(7.88)%	2.00%	53.95%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.70% J	1.75%	1.76% K	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.70 % J	1.75%	1.75% K	1.75%	1.75%	1.75%
Expenses net of all reductions, if any	1.70% J	1.75%	1.75% K	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% J	.35%	.41%	1.09%	1.19%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,920	$2,791	$2,066	$1,110	$774	$434
Portfolio turnover rate L	19 % J	23% M	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$12.62	$10.61	$12.39	$12.85	$8.50
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.19	.24	.32	.14
Net realized and unrealized gain (loss)	2.37	.53	2.07	(1.12)	.14	4.55
Total from investment operations	2.37	.75	2.26	(.88)	.46	4.69
Distributions from net investment income	-	(.21)	(.18)	(.21)	(.29)	(.13)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.68)	(.63)	(.21)
Total distributions	(.46)	(.29)	(.25)	(.90) D	(.92)	(.34)
Net asset value, end of period	$14.99	$13.08	$12.62	$10.61	$12.39	$12.85
Total Return E,F	18.68%	5.95%	21.57%	(6.79)%	3.27%	55.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.46% J	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.45% J	.49%	.49%	.49%
Expenses net of all reductions, if any	.45% I	.45%	.45% J	.49%	.49%	.49%
Net investment income (loss)	.05% I	1.64%	1.71%	2.34%	2.44%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$85,495	$65,090	$35,145	$14,818	$7,499	$2,527
Portfolio turnover rate K	19 % I	23% L	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.58	$10.57	$12.34	$12.81	$8.48
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.18	.16	.22	.29	.11
Net realized and unrealized gain (loss)	2.38	.52	2.06	(1.12)	.13	4.55
Total from investment operations	2.37	.70	2.22	(.90)	.42	4.66
Distributions from net investment income	-	-	(.14)	(.20)	(.26)	(.12)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.67)	(.63)	(.21)
Total distributions	(.46)	(.08)	(.21)	(.87)	(.89)	(.33)
Net asset value, end of period	$15.11	$13.20	$12.58	$10.57	$12.34	$12.81
Total Return C,D	18.51%	5.57%	21.29%	(6.99)%	2.94%	55.68%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.73% H	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.70 % G	.73% H	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.70% G	.73% H	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% G	1.36%	1.42%	2.09%	2.19%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$2,936	$2,641	$40,472	$31,530	$21,524	$11,782
Portfolio turnover rate I	19 % G	23% J	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$12.58	$10.59	$12.37	$12.84	$8.49
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.17	.23	.30	.12
Net realized and unrealized gain (loss)	2.35	.52	2.07	(1.12)	.13	4.56
Total from investment operations	2.34	.71	2.24	(.89)	.43	4.68
Distributions from net investment income	-	(.20)	(.17)	(.21)	(.28)	(.12)
Distributions from net realized gain	(.46)	(.08)	(.07)	(.68)	(.62)	(.20)
Total distributions	(.46)	(.27) C	(.25) C	(.89)	(.90)	(.33) C
Net asset value, end of period	$14.90	$13.02	$12.58	$10.59	$12.37	$12.84
Total Return D,E	18.53%	5.72%	21.40%	(6.89)%	3.02%	55.80%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.65% I	.65% I	.64%	.64%	.65% I
Expenses net of fee waivers, if any	.64 % H	.65% I	.65% I	.64%	.64%	.65% I
Expenses net of all reductions, if any	.64% H	.65% I	.65% I	.64%	.64%	.65% I
Net investment income (loss)	(.14)% H	1.45%	1.52%	2.19%	2.29%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$72,767	$58,250	$24,789	$4,912	$1,893	$535
Portfolio turnover rate J	19 % H	23% K	20%	31%	29%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	111	871
Fidelity Series International Developed Markets Bond Index Fund (a)	25	216
Fidelity Series Investment Grade Bond Fund (a)	118	1,204
Fidelity Series Long-Term Treasury Bond Index Fund (a)	101,162	552,345
TOTAL BOND FUNDS (Cost $543,390)		554,636

Domestic Equity Funds - 51.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	37,585	683,664
Fidelity Advisor Series Growth Opportunities Fund (a)	24,202	483,078
Fidelity Series All-Sector Equity Fund (a)	22,119	318,507
Fidelity Series Intrinsic Opportunities Fund (a)	9,918	107,407
Fidelity Series Large Cap Stock Fund (a)	34,952	926,219
Fidelity Series Large Cap Value Index Fund (a)	4,910	89,221
Fidelity Series Opportunistic Insights Fund (a)	20,411	587,826
Fidelity Series Small Cap Core Fund (a)	1,888	24,831
Fidelity Series Small Cap Discovery Fund (a)	6,805	79,419
Fidelity Series Small Cap Opportunities Fund (a)	10,081	158,977
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,068	537,417
Fidelity Series Value Discovery Fund (a)	31,795	537,012
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,167,056)		4,533,578

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	15,852	303,889
Fidelity Series Emerging Markets Fund (a)	18,950	218,678
Fidelity Series Emerging Markets Opportunities Fund (a)	36,643	875,024
Fidelity Series International Growth Fund (a)	33,259	686,791
Fidelity Series International Small Cap Fund (a)	5,333	108,320
Fidelity Series International Value Fund (a)	42,186	691,421
Fidelity Series Overseas Fund (a)	42,152	684,133
Fidelity Series Select International Small Cap Fund (a)	492	6,849
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,191,662)		3,575,105

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $86,658)	4.23	86,658	86,658

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,988,766)	8,749,977
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,909)
NET ASSETS - 100.0%	8,744,068

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	189,895	438,205	28,022	-	(3,188)	86,774	683,664	37,585
Fidelity Advisor Series Growth Opportunities Fund	133,647	298,604	30,474	-	(856)	82,157	483,078	24,202
Fidelity Advisor Series Small Cap Fund	303	-	296	-	(104)	97	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	249	631	27	5	-	18	871	111
Fidelity Series All-Sector Equity Fund	86,504	200,766	8,798	-	(174)	40,209	318,507	22,119
Fidelity Series Canada Fund	75,133	213,804	8,970	-	(274)	24,196	303,889	15,852
Fidelity Series Emerging Markets Fund	63,573	141,710	19,993	-	(280)	33,668	218,678	18,950
Fidelity Series Emerging Markets Opportunities Fund	254,440	560,828	65,342	-	(1,253)	126,351	875,024	36,643
Fidelity Series Government Money Market Fund	-	167,578	80,920	1,728	-	-	86,658	86,658
Fidelity Series International Developed Markets Bond Index Fund	-	1,641	1,443	-	18	-	216	25
Fidelity Series International Growth Fund	198,708	468,119	38,230	-	(376)	58,570	686,791	33,259
Fidelity Series International Small Cap Fund	32,687	69,087	3,489	-	53	9,982	108,320	5,333
Fidelity Series International Value Fund	197,469	472,031	56,971	-	(317)	79,209	691,421	42,186
Fidelity Series Intrinsic Opportunities Fund	31,599	76,665	2,304	7,063	68	1,379	107,407	9,918
Fidelity Series Investment Grade Bond Fund	991	6,251	6,089	26	44	7	1,204	118
Fidelity Series Large Cap Stock Fund	255,718	619,965	28,043	38,103	(688)	79,267	926,219	34,952
Fidelity Series Large Cap Value Index Fund	25,075	60,497	1,969	-	(27)	5,645	89,221	4,910
Fidelity Series Long-Term Treasury Bond Index Fund	170,340	400,506	26,179	6,324	(1,140)	8,818	552,345	101,162
Fidelity Series Opportunistic Insights Fund	163,677	374,401	22,193	-	(321)	72,262	587,826	20,411
Fidelity Series Overseas Fund	197,864	473,166	28,058	-	(271)	41,432	684,133	42,152
Fidelity Series Select International Small Cap Fund	440	10,454	4,895	-	212	638	6,849	492
Fidelity Series Small Cap Core Fund	8,113	15,576	2,019	-	(203)	3,364	24,831	1,888
Fidelity Series Small Cap Discovery Fund	23,184	51,469	1,725	666	(31)	6,522	79,419	6,805
Fidelity Series Small Cap Opportunities Fund	45,268	101,944	3,730	2,298	24	15,471	158,977	10,081
Fidelity Series Stock Selector Large Cap Value Fund	151,049	363,552	11,109	-	(582)	34,507	537,417	36,068
Fidelity Series Value Discovery Fund	151,239	370,073	12,494	-	(196)	28,390	537,012	31,795
	2,457,165	5,957,523	493,782	56,213	(9,862)	838,933	8,749,977

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	554,636	554,636	-	-

Domestic Equity Funds	4,533,578	4,533,578	-	-

International Equity Funds	3,575,105	3,575,105	-	-

Money Market Funds	86,658	86,658	-	-
Total Investments in Securities:	8,749,977	8,749,977	-	-
Fidelity Advisor Freedom® 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,988,766)	$8,749,977

Total Investment in Securities (cost $7,988,766)		$8,749,977
Receivable for investments sold		73,421
Receivable for fund shares sold		29,987
Total assets		8,853,385
Liabilities
Payable for investments purchased	$64,805
Payable for fund shares redeemed	38,647
Accrued management fee	4,462
Distribution and service plan fees payable	1,403
Total liabilities		109,317
Net Assets		$8,744,068
Net Assets consist of:
Paid in capital		$7,964,848
Total accumulated earnings (loss)		779,220
Net Assets		$8,744,068

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,077,087 ÷ 258,896 shares)(a)		$11.89
Maximum offering price per share (100/94.25 of $11.89)		$12.62
Class M :
Net Asset Value and redemption price per share ($1,725,615 ÷ 145,448 shares)(a)		$11.86
Maximum offering price per share (100/96.50 of $11.86)		$12.29
Class C :
Net Asset Value and offering price per share ($132,750 ÷ 11,194 shares)(a)		$11.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($253,757 ÷ 21,186 shares)		$11.98
Class I :
Net Asset Value, offering price and redemption price per share ($340,061 ÷ 28,453 shares)		$11.95
Class Z :
Net Asset Value, offering price and redemption price per share ($3,214,798 ÷ 269,416 shares)		$11.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,954
Expenses
Management fee	$17,474
Distribution and service plan fees	5,144
Independent trustees' fees and expenses	5
Total expenses		22,623
Net Investment income (loss)		(7,669)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(9,862)
Capital gain distributions from underlying funds:
Affiliated issuers	41,259
Total net realized gain (loss)		31,397
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	838,933
Total change in net unrealized appreciation (depreciation)		838,933
Net gain (loss)		870,330
Net increase (decrease) in net assets resulting from operations		$862,661
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,669)	$10,687
Net realized gain (loss)	31,397	39,643
Change in net unrealized appreciation (depreciation)	838,933	(77,722)
Net increase (decrease) in net assets resulting from operations	862,661	(27,392)
Distributions to shareholders	(38,074)	(17,975)

Share transactions - net increase (decrease)	5,463,937	2,500,911
Total increase (decrease) in net assets	6,288,524	2,455,544

Net Assets
Beginning of period	2,455,544	-
End of period	$8,744,068	$2,455,544

Financial Highlights
Fidelity Advisor Freedom® 2070 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.10
Net realized and unrealized gain (loss)	1.85	.27
Total from investment operations	1.83	.37
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.19)
Net asset value, end of period	$11.89	$10.18
Total Return D,E	18.12%	3.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.94% H,I	1.02% H,I
Expenses net of fee waivers, if any	.94 % H,I	1.02% H,I
Expenses net of all reductions, if any	.94% H,I	1.02% H,I
Net investment income (loss)	(.37)% I	1.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,077	$872
Portfolio turnover rate J	19 % I	19% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.08
Net realized and unrealized gain (loss)	1.84	.26
Total from investment operations	1.81	.34
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.17) D
Net asset value, end of period	$11.86	$10.17
Total Return E,F	17.94%	3.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.18% I,J	1.27% I,J
Expenses net of fee waivers, if any	1.18 % I,J	1.27% I,J
Expenses net of all reductions, if any	1.18% I,J	1.27% I,J
Net investment income (loss)	(.61)% J	1.09% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,726	$296
Portfolio turnover rate K	19 % J	19% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	.05
Net realized and unrealized gain (loss)	1.85	.25
Total from investment operations	1.79	.30
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.11) D
Net asset value, end of period	$11.86	$10.19
Total Return E,F	17.71%	3.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.70% I	1.75% I
Expenses net of fee waivers, if any	1.70 % I	1.75% I
Expenses net of all reductions, if any	1.70% I	1.75% I
Net investment income (loss)	(1.13)% I	.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$133	$75
Portfolio turnover rate J	19 % I	19% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.15
Net realized and unrealized gain (loss)	1.86	.26
Total from investment operations	1.87	.41
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.18)
Net asset value, end of period	$11.98	$10.23
Total Return D	18.42%	4.07%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G	.45% G
Expenses net of fee waivers, if any	.45 % G	.45% G
Expenses net of all reductions, if any	.45% G	.45% G
Net investment income (loss)	.12% G	1.91% G
Supplemental Data
Net assets, end of period (000 omitted)	$254	$76
Portfolio turnover rate H	19 % G	19% G

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.13
Net realized and unrealized gain (loss)	1.86	.25
Total from investment operations	1.85	.38
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.16) D
Net asset value, end of period	$11.95	$10.22
Total Return E	18.25%	3.82%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.75% H
Expenses net of fee waivers, if any	.70 % H	.75% H
Expenses net of all reductions, if any	.70% H	.75% H
Net investment income (loss)	(.13)% H	1.62% H
Supplemental Data
Net assets, end of period (000 omitted)	$340	$278
Portfolio turnover rate I	19 % H	19% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® 2070 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.13
Net realized and unrealized gain (loss)	1.85	.26
Total from investment operations	1.85	.39
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.12)	(.05)
Total distributions	(.12)	(.19)
Net asset value, end of period	$11.93	$10.20
Total Return E	18.28%	3.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.66% H,I
Expenses net of fee waivers, if any	.64 % H	.66% H,I
Expenses net of all reductions, if any	.64% H	.66% H,I
Net investment income (loss)	(.07)% H	1.70% H
Supplemental Data
Net assets, end of period (000 omitted)	$3,215	$859
Portfolio turnover rate J	19 % H	19% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Advisor Freedom Retirement Fund (formerly Fidelity Advisor Freedom Income Fund), Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class K6 shares, each of which has equal rights as to assets and voting privileges. Class Z6 was renamed Class K6 on May 24, 2024. Class A, Class M, Class C, Class I, Class Z and Class K6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Freedom Retirement Fund	205,059,269	22,912,703	(7,412,932)	15,499,771
Fidelity Advisor Freedom 2010 Fund	190,093,750	27,995,008	(7,140,057)	20,854,951
Fidelity Advisor Freedom 2015 Fund	373,346,147	77,162,858	(15,863,165)	61,299,693
Fidelity Advisor Freedom 2020 Fund	927,801,869	240,785,396	(56,994,858)	183,790,538
Fidelity Advisor Freedom 2025 Fund	1,687,153,882	517,783,310	(117,173,838)	400,609,472
Fidelity Advisor Freedom 2030 Fund	2,346,321,381	815,044,818	(128,483,995)	686,560,823
Fidelity Advisor Freedom 2035 Fund	2,223,848,101	906,554,882	(90,798,619)	815,756,263
Fidelity Advisor Freedom 2040 Fund	1,985,148,366	1,015,325,283	(47,128,000)	968,197,283
Fidelity Advisor Freedom 2045 Fund	1,488,800,456	762,438,491	(21,596,147)	740,842,344
Fidelity Advisor Freedom 2050 Fund	1,357,342,499	661,759,368	(16,773,503)	644,985,865
Fidelity Advisor Freedom 2055 Fund	1,019,252,547	401,278,524	(10,480,521)	390,798,003
Fidelity Advisor Freedom 2060 Fund	617,195,051	193,960,189	(4,742,326)	189,217,863
Fidelity Advisor Freedom 2065 Fund	218,546,209	51,916,830	(918,476)	50,998,354
Fidelity Advisor Freedom 2070 Fund	8,000,450	759,183	(9,656)	749,527

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Freedom Retirement Fund	(2,437,688)	(3,209,358)	(5,647,046)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2024 to March 31, 2025, and ordinary losses recognized during the period January 1, 2025 to March 31, 2025. Loss deferrals were as follows:
	Capital losses ($)	Ordinary losses ($)
Fidelity Advisor Freedom 2045 Fund	-	(1,172,074)
Fidelity Advisor Freedom 2050 Fund	-	(1,037,811)
Fidelity Advisor Freedom 2055 Fund	-	(467,988)
Fidelity Advisor Freedom 2060 Fund	-	(262,846)
Fidelity Advisor Freedom 2065 Fund	-	(98,875)
Fidelity Advisor Freedom 2070 Fund	(1,296)	(1,327)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Freedom Retirement Fund
Equity Risk
Futures Contracts	(497,044)	91,637
Total Equity Risk	(497,044)	91,637
Interest Rate Risk
Futures Contracts	237,374	(124,525)
Total Interest Rate Risk	237,374	(124,525)
Totals	(259,670)	(32,888)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	(475,278)	87,179
Total Equity Risk	(475,278)	87,179
Interest Rate Risk
Futures Contracts	221,526	(114,988)
Total Interest Rate Risk	221,526	(114,988)
Totals	(253,752)	(27,809)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	(1,009,482)	167,124
Total Equity Risk	(1,009,482)	167,124
Interest Rate Risk
Futures Contracts	453,962	(239,949)
Total Interest Rate Risk	453,962	(239,949)
Totals	(555,520)	(72,825)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(2,631,775)	411,674
Total Equity Risk	(2,631,775)	411,674
Interest Rate Risk
Futures Contracts	1,167,808	(610,656)
Total Interest Rate Risk	1,167,808	(610,656)
Totals	(1,463,967)	(198,982)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(4,546,229)	722,882
Total Equity Risk	(4,546,229)	722,882
Interest Rate Risk
Futures Contracts	2,147,611	(1,111,466)
Total Interest Rate Risk	2,147,611	(1,111,466)
Totals	(2,398,618)	(388,584)
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(6,643,423)	1,020,020
Total Equity Risk	(6,643,423)	1,020,020
Interest Rate Risk
Futures Contracts	3,041,562	(1,525,260)
Total Interest Rate Risk	3,041,562	(1,525,260)
Totals	(3,601,861)	(505,240)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(6,671,033)	804,801
Total Equity Risk	(6,671,033)	804,801
Interest Rate Risk
Futures Contracts	2,973,834	(1,448,968)
Total Interest Rate Risk	2,973,834	(1,448,968)
Totals	(3,697,199)	(644,167)
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(6,052,887)	561,871
Total Equity Risk	(6,052,887)	561,871
Interest Rate Risk
Futures Contracts	2,811,399	(1,328,932)
Total Interest Rate Risk	2,811,399	(1,328,932)
Totals	(3,241,488)	(767,061)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	(3,582,783)	563,431
Total Equity Risk	(3,582,783)	563,431
Interest Rate Risk
Futures Contracts	1,174,737	(402,546)
Total Interest Rate Risk	1,174,737	(402,546)
Totals	(2,408,046)	160,885
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	(3,261,063)	504,817
Total Equity Risk	(3,261,063)	504,817
Interest Rate Risk
Futures Contracts	1,055,080	(364,970)
Total Interest Rate Risk	1,055,080	(364,970)
Totals	(2,205,983)	139,847
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	(2,245,412)	349,053
Total Equity Risk	(2,245,412)	349,053
Interest Rate Risk
Futures Contracts	721,186	(241,643)
Total Interest Rate Risk	721,186	(241,643)
Totals	(1,524,226)	107,410
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	(1,225,623)	192,966
Total Equity Risk	(1,225,623)	192,966
Interest Rate Risk
Futures Contracts	412,927	(125,221)
Total Interest Rate Risk	412,927	(125,221)
Totals	(812,696)	67,745
Fidelity Advisor Freedom 2065 Fund
Equity Risk
Futures Contracts	(413,560)	52,406
Total Equity Risk	(413,560)	52,406
Interest Rate Risk
Futures Contracts	125,901	(24,776)
Total Interest Rate Risk	125,901	(24,776)
Totals	(287,659)	27,630

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Retirement Fund	16,275,699	28,358,427
Fidelity Advisor Freedom 2010 Fund	15,897,592	28,118,155
Fidelity Advisor Freedom 2015 Fund	25,825,407	53,107,320
Fidelity Advisor Freedom 2020 Fund	69,075,873	151,274,155
Fidelity Advisor Freedom 2025 Fund	122,111,300	268,618,500
Fidelity Advisor Freedom 2030 Fund	179,743,596	320,362,851
Fidelity Advisor Freedom 2035 Fund	202,196,288	293,593,961
Fidelity Advisor Freedom 2040 Fund	180,955,972	239,315,278
Fidelity Advisor Freedom 2045 Fund	128,029,122	165,919,689
Fidelity Advisor Freedom 2050 Fund	115,782,116	151,538,359
Fidelity Advisor Freedom 2055 Fund	101,545,668	107,518,209
Fidelity Advisor Freedom 2060 Fund	70,505,411	58,782,927
Fidelity Advisor Freedom 2065 Fund	42,205,028	22,029,587
Fidelity Advisor Freedom 2070 Fund	5,957,523	493,782

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor Freedom Income Fund	173,790	203,799	1,768,076
Fidelity Advisor Freedom 2010 Fund	13,811	21,488	150,574
Fidelity Advisor Freedom 2015 Fund	138,953	432,842	1,505,614
Fidelity Advisor Freedom 2020 Fund	521,444	1,425,230	6,403,980
Fidelity Advisor Freedom 2025 Fund	1,364,508	4,707,293	17,812,977
Fidelity Advisor Freedom 2030 Fund	2,221,624	8,979,337	31,953,224
Fidelity Advisor Freedom 2035 Fund	2,562,363	11,897,677	37,436,499
Fidelity Advisor Freedom 2040 Fund	3,551,847	21,340,927	58,419,686
Fidelity Advisor Freedom 2045 Fund	4,274,575	21,668,756	55,484,281
Fidelity Advisor Freedom 2050 Fund	4,420,380	22,396,977	57,507,363
Fidelity Advisor Freedom 2055 Fund	3,753,314	18,387,845	53,781,267
Fidelity Advisor Freedom 2060 Fund	2,107,754	8,741,163	27,444,955
Fidelity Advisor Freedom 2065 Fund	603,348	2,031,673	7,381,017
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Effective June 1, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Retirement Fund	.46%	.415%
Fidelity Advisor Freedom 2010 Fund	.46%	.415%
Fidelity Advisor Freedom 2015 Fund	.50%	.448%
Fidelity Advisor Freedom 2020 Fund	.55%	.482%
Fidelity Advisor Freedom 2025 Fund	.59%	.517%
Fidelity Advisor Freedom 2030 Fund	.61%	.552%
Fidelity Advisor Freedom 2035 Fund	.64%	.587%
Fidelity Advisor Freedom 2040 Fund	.66%	.622%
Fidelity Advisor Freedom 2045 Fund	.68%	.643%
Fidelity Advisor Freedom 2050 Fund	.68%	.643%
Fidelity Advisor Freedom 2055 Fund	.68%	.643%
Fidelity Advisor Freedom 2060 Fund	.68%	.643%
Fidelity Advisor Freedom 2065 Fund	.68%	.643%
Fidelity Advisor Freedom 2070 Fund	.68%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Retirement Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.24%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.28%
Fidelity Advisor Freedom 2025 Fund	.32%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.39%
Fidelity Advisor Freedom 2040 Fund	.43%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

For the period April 1, 2025 through May 31, 2025, the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.465%	.415%
Fidelity Advisor Freedom 2015 Fund	.508%	.448%
Fidelity Advisor Freedom 2020 Fund	.550%	.482%
Fidelity Advisor Freedom 2025 Fund	.593%	.517%
Fidelity Advisor Freedom 2030 Fund	.635%	.552%
Fidelity Advisor Freedom 2035 Fund	.678%	.587%
Fidelity Advisor Freedom 2040 Fund	.720%	.622%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%
Fidelity Advisor Freedom 2070 Fund	.746%	.643%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses did not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.24%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.28%
Fidelity Advisor Freedom 2025 Fund	.32%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.39%
Fidelity Advisor Freedom 2040 Fund	.43%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Freedom Retirement Fund
Class A	- %	.25%	106,072	3,554
Class M	.25%	.25%	93,356	127
Class C	.75%	.25%	18,735	1,881
			218,163	5,562
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	104,779	3,515
Class M	.25%	.25%	98,416	-
Class C	.75%	.25%	5,325	1,265
			208,520	4,780
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	237,161	7,796
Class M	.25%	.25%	150,375	2,859
Class C	.75%	.25%	29,255	2,391
			416,791	13,046
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	558,608	14,797
Class M	.25%	.25%	445,884	5,446
Class C	.75%	.25%	87,545	5,996
			1,092,037	26,239
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	972,843	42,289
Class M	.25%	.25%	725,068	9,479
Class C	.75%	.25%	140,457	16,127
			1,838,368	67,895
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	1,337,870	167,360
Class M	.25%	.25%	1,013,344	19,693
Class C	.75%	.25%	215,768	23,338
			2,566,982	210,391
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	1,233,947	42,683
Class M	.25%	.25%	972,538	12,785
Class C	.75%	.25%	214,193	22,732
			2,420,678	78,200
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	1,212,188	36,533
Class M	.25%	.25%	977,798	13,739
Class C	.75%	.25%	189,315	26,272
			2,379,301	76,544
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	786,096	34,419
Class M	.25%	.25%	650,286	9,430
Class C	.75%	.25%	131,732	16,273
			1,568,114	60,122
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	712,810	32,684
Class M	.25%	.25%	541,024	5,239
Class C	.75%	.25%	148,677	21,200
			1,402,511	59,123
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	445,713	20,038
Class M	.25%	.25%	349,282	4,376
Class C	.75%	.25%	92,096	13,043
			887,091	37,457
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	248,203	15,004
Class M	.25%	.25%	195,656	1,322
Class C	.75%	.25%	68,176	9,881
			512,035	26,207
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	90,653	4,232
Class M	.25%	.25%	47,930	1,154
Class C	.75%	.25%	16,993	5,580
			155,576	10,966
Fidelity Advisor Freedom 2070 Fund
Class A	- %	.25%	2,301	112
Class M	.25%	.25%	2,332	168
Class C	.75%	.25%	511	-
			5,144	280

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Freedom Retirement Fund
Class A	5,324
Class M	196
Class C A	108
5,628
Fidelity Advisor Freedom 2010 Fund
Class A	839
Class M	181
Class C A	18
1,038
Fidelity Advisor Freedom 2015 Fund
Class A	3,504
Class M	495
Class C A	56
4,055
Fidelity Advisor Freedom 2020 Fund
Class A	6,299
Class M	1,800
Class C A	245
8,344
Fidelity Advisor Freedom 2025 Fund
Class A	15,716
Class M	3,898
Class C A	923
20,537
Fidelity Advisor Freedom 2030 Fund
Class A	24,875
Class M	6,581
Class C A	878
32,334
Fidelity Advisor Freedom 2035 Fund
Class A	23,423
Class M	5,454
Class C A	1,818
30,695
Fidelity Advisor Freedom 2040 Fund
Class A	31,889
Class M	5,146
Class C A	995
38,030
Fidelity Advisor Freedom 2045 Fund
Class A	30,180
Class M	4,728
Class C A	1,419
36,327
Fidelity Advisor Freedom 2050 Fund
Class A	25,384
Class M	4,288
Class C A	947
30,619
Fidelity Advisor Freedom 2055 Fund
Class A	21,825
Class M	3,204
Class C A	916
25,945
Fidelity Advisor Freedom 2060 Fund
Class A	18,358
Class M	2,646
Class C A	744
21,748
Fidelity Advisor Freedom 2065 Fund
Class A	13,379
Class M	1,693
Class C A	249
15,321
Fidelity Advisor Freedom 2070 Fund
Class A	780
Class M	94
874

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Freedom Retirement Fund	459
Fidelity Advisor Freedom 2010 Fund	419
Fidelity Advisor Freedom 2015 Fund	242
Fidelity Advisor Freedom 2020 Fund	70
Fidelity Advisor Freedom 2025 Fund	76
Fidelity Advisor Freedom 2030 Fund	51
Fidelity Advisor Freedom 2035 Fund	31
Fidelity Advisor Freedom 2040 Fund	21
Fidelity Advisor Freedom 2045 Fund	14
Fidelity Advisor Freedom 2050 Fund	34
Fidelity Advisor Freedom 2055 Fund	55
Fidelity Advisor Freedom 2060 Fund	122
Fidelity Advisor Freedom 2065 Fund	440
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025
Fidelity Advisor Freedom Retirement Fund
Distributions to shareholders
Class A	$901,875	$2,552,473
Class M	355,455	957,064
Class C	26,459	83,929
Class K6	532,983	1,122,076
Class I	113,066	731,231
Class Z	546,955	1,234,267
Total	$2,476,793	$6,681,040
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$1,194,580	$2,256,407
Class M	565,064	1,033,003
Class C	13,126	24,821
Class K6	480,876	980,463
Class I	274,198	615,148
Class Z	572,457	1,083,490
Total	$3,100,301	$5,993,332
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$5,026,850	$ 7,992,708
Class M	1,584,902	2,401,317
Class C	152,778	220,455
Class K6	1,609,075	2,405,289
Class I	615,315	1,678,203
Class Z	2,522,629	3,709,590
Total	$11,511,549	$18,407,562
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$14,307,140	$21,837,080
Class M	5,636,293	7,970,278
Class C	538,168	746,534
Class K6	6,065,414	8,994,400
Class I	1,472,902	4,944,743
Class Z	7,248,347	10,424,630
Total	$35,268,264	$54,917,665
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$27,367,137	$30,236,104
Class M	9,840,242	10,097,890
Class C	977,105	899,244
Class K6	14,517,123	16,238,279
Class I	2,401,220	5,072,698
Class Z	16,355,388	18,286,816
Total	$71,458,215	$80,831,031
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$38,927,744	$28,786,600
Class M	14,569,797	9,910,785
Class C	1,571,744	949,793
Class K6	21,994,065	18,379,967
Class I	4,435,459	3,582,235
Class Z	24,979,438	20,475,592
Total	$106,478,247	$82,084,972
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$39,157,590	$30,341,590
Class M	15,662,720	11,867,116
Class C	1,788,910	1,188,644
Class K6	25,378,118	20,178,176
Class I	4,257,885	6,580,128
Class Z	28,662,072	22,309,843
Total	$114,907,295	$92,465,497
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$42,670,975	$24,125,317
Class M	17,221,020	9,109,154
Class C	1,764,552	804,840
Class K6	25,018,502	15,523,730
Class I	5,022,940	4,039,187
Class Z	27,992,813	16,877,123
Total	$119,690,802	$70,479,351
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$26,735,479	$8,554,929
Class M	11,258,438	3,153,365
Class C	1,181,981	245,040
Class K6	22,877,599	9,523,772
Class I	2,902,280	474,262
Class Z	21,800,914	8,716,337
Total	$86,756,691	$30,667,705
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$23,584,506	$7,488,114
Class M	9,033,164	2,537,573
Class C	1,270,518	256,370
Class K6	19,539,076	8,447,011
Class I	2,897,032	278,781
Class Z	19,300,185	7,923,883
Total	$75,624,481	$26,931,732
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$13,332,973	$4,196,082
Class M	5,287,398	1,418,077
Class C	710,220	127,689
Class K6	13,836,954	6,001,291
Class I	1,351,661	598,815
Class Z	13,253,851	5,269,530
Total	$47,773,057	$17,611,484
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$6,668,755	$2,704,638
Class M	2,616,425	955,624
Class C	459,485	128,450
Class K6	7,158,336	3,603,289
Class I	640,095	766,928
Class Z	6,634,698	3,117,556
Total	$24,177,794	$11,276,485
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$2,368,721	$1,023,032
Class M	603,728	220,827
Class C	108,721	31,580
Class K6	2,265,506	1,106,549
Class I	93,615	256,147
Class Z	2,139,068	959,508
Total	$7,579,359	$3,597,643
Fidelity Advisor Freedom 2070 Fund
Distributions to shareholders
Class A	$13,626	$5,571
Class M	4,090	2,428
Class C	962	647
Class K6	992	880
Class I	3,385	4,321
Class Z	15,019	4,128
Total	$38,074	$17,975
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025	Six months ended September 30, 2025	Year ended March 31, 2025
Fidelity Advisor Freedom Retirement Fund
Class A
Shares sold	815,308	978,806	$8,483,720	$9,927,927
Issued in exchange for the shares of the Acquired Fund(s)	-	3,431,525	-	34,555,531
Reinvestment of distributions	84,581	245,885	881,173	2,485,767
Shares redeemed	(1,616,815)	(2,715,831)	(16,902,602)	(27,678,254)
Net increase (decrease)	(716,926)	1,940,385	$(7,537,709)	$19,290,971
Class M
Shares sold	216,823	500,012	$2,252,821	$5,060,232
Issued in exchange for the shares of the Acquired Fund(s)	-	1,653,082	-	16,613,455
Reinvestment of distributions	34,157	94,773	355,167	956,031
Shares redeemed	(388,422)	(1,033,899)	(4,030,076)	(10,505,901)
Net increase (decrease)	(137,442)	1,213,968	$(1,422,088)	$12,123,817
Class C
Shares sold	9,543	39,818	$97,918	$403,626
Issued in exchange for the shares of the Acquired Fund(s)	-	46,278	-	461,389
Reinvestment of distributions	2,450	7,775	25,292	77,710
Shares redeemed	(36,410)	(112,741)	(374,789)	(1,140,458)
Net increase (decrease)	(24,417)	(18,870)	$(251,579)	$(197,733)
Class K6
Shares sold	420,262	2,355,263	$4,380,207	$24,183,384
Issued in exchange for the shares of the Acquired Fund(s)	-	984,354	-	9,941,960
Reinvestment of distributions	50,078	107,663	523,233	1,092,443
Shares redeemed	(423,014)	(1,017,601)	(4,406,859)	(10,386,507)
Net increase (decrease)	47,326	2,429,679	$496,581	$24,831,280
Class I
Shares sold	51,887	361,431	$541,690	$3,673,047
Issued in exchange for the shares of the Acquired Fund(s)	-	1,438,662	-	14,544,808
Reinvestment of distributions	10,287	70,638	107,721	716,548
Shares redeemed	(136,467)	(5,189,753)	(1,431,910)	(53,350,350)
Net increase (decrease)	(74,293)	(3,319,022)	$(782,499)	$(34,415,947)
Class Z
Shares sold	204,642	2,570,352	$2,133,927	$26,331,167
Issued in exchange for the shares of the Acquired Fund(s)	-	1,285,750	-	12,973,158
Reinvestment of distributions	52,004	119,523	542,673	1,211,816
Shares redeemed	(533,829)	(1,413,933)	(5,582,315)	(14,460,163)
Net increase (decrease)	(277,183)	2,561,692	$(2,905,715)	$26,055,978
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	444,835	600,090	$4,858,376	$6,490,901
Reinvestment of distributions	108,551	207,592	1,168,008	2,202,538
Shares redeemed	(620,282)	(2,600,119)	(6,873,609)	(28,091,352)
Net increase (decrease)	(66,896)	(1,792,437)	$(847,225)	$(19,397,913)
Class M
Shares sold	190,760	315,578	$2,090,879	$3,376,683
Reinvestment of distributions	52,540	97,835	561,656	1,031,426
Shares redeemed	(768,292)	(879,804)	(8,446,315)	(9,405,926)
Net increase (decrease)	(524,992)	(466,391)	$(5,793,780)	$(4,997,817)
Class C
Shares sold	2,510	31,650	$27,393	$347,047
Reinvestment of distributions	1,162	2,249	12,423	23,728
Shares redeemed	(16,130)	(48,354)	(174,548)	(521,012)
Net increase (decrease)	(12,458)	(14,455)	$(134,732)	$(150,237)
Class K6
Shares sold	254,997	1,619,815	$2,813,283	$17,548,424
Reinvestment of distributions	44,816	92,684	480,876	980,022
Shares redeemed	(464,063)	(980,195)	(5,155,689)	(10,676,559)
Net increase (decrease)	(164,250)	732,304	$(1,861,530)	$7,851,887
Class I
Shares sold	76,663	339,242	$864,147	$3,709,574
Reinvestment of distributions	24,950	57,056	270,462	608,649
Shares redeemed	(270,980)	(3,458,586)	(3,054,383)	(37,963,930)
Net increase (decrease)	(169,367)	(3,062,288)	$(1,919,774)	$(33,645,707)
Class Z
Shares sold	247,266	1,521,003	$2,724,552	$16,571,208
Reinvestment of distributions	53,592	102,840	572,364	1,083,322
Shares redeemed	(401,451)	(692,532)	(4,409,740)	(7,492,398)
Net increase (decrease)	(100,593)	931,311	$(1,112,824)	$10,162,132
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	396,306	1,124,324	$4,291,862	$11,975,853
Reinvestment of distributions	473,840	756,576	4,956,362	7,892,567
Shares redeemed	(1,560,211)	(5,228,427)	(16,921,397)	(55,964,051)
Net increase (decrease)	(690,065)	(3,347,527)	$(7,673,173)	$(36,095,631)
Class M
Shares sold	135,025	485,847	$1,454,734	$5,148,246
Reinvestment of distributions	151,613	230,212	1,579,810	2,393,828
Shares redeemed	(824,979)	(1,742,580)	(8,866,653)	(18,630,193)
Net increase (decrease)	(538,341)	(1,026,521)	$(5,832,109)	$(11,088,119)
Class C
Shares sold	15,892	32,720	$172,516	$344,773
Reinvestment of distributions	14,775	21,366	152,778	220,454
Shares redeemed	(110,315)	(200,215)	(1,178,326)	(2,123,777)
Net increase (decrease)	(79,648)	(146,129)	$(853,032)	$(1,558,550)
Class K6
Shares sold	786,399	3,217,173	$8,608,562	$34,899,038
Reinvestment of distributions	152,967	229,083	1,607,686	2,401,020
Shares redeemed	(743,431)	(1,337,922)	(8,081,431)	(14,390,383)
Net increase (decrease)	195,935	2,108,334	$2,134,817	$22,909,675
Class I
Shares sold	94,625	652,534	$1,034,483	$7,081,822
Reinvestment of distributions	56,484	157,255	602,123	1,661,483
Shares redeemed	(211,062)	(7,365,761)	(2,355,812)	(80,715,549)
Net increase (decrease)	(59,953)	(6,555,972)	$(719,206)	$(71,972,244)
Class Z
Shares sold	302,803	4,744,070	$3,274,572	$51,396,361
Reinvestment of distributions	241,255	355,306	2,518,697	3,702,328
Shares redeemed	(1,230,152)	(2,367,003)	(13,332,694)	(25,363,448)
Net increase (decrease)	(686,094)	2,732,373	$(7,539,425)	$29,735,241
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	1,333,764	3,297,616	$16,092,345	$39,822,516
Reinvestment of distributions	1,198,445	1,826,250	14,021,802	21,431,531
Shares redeemed	(4,437,208)	(13,310,948)	(53,965,680)	(160,350,628)
Net increase (decrease)	(1,904,999)	(8,187,082)	$(23,851,533)	$(99,096,581)
Class M
Shares sold	415,059	1,231,174	$5,020,226	$14,760,400
Reinvestment of distributions	481,383	678,740	5,622,556	7,952,195
Shares redeemed	(1,635,976)	(3,210,929)	(19,766,978)	(38,659,015)
Net increase (decrease)	(739,534)	(1,301,015)	$(9,124,196)	$(15,946,420)
Class C
Shares sold	57,523	111,129	$693,876	$1,314,467
Reinvestment of distributions	45,699	63,372	526,000	731,953
Shares redeemed	(201,872)	(538,212)	(2,408,846)	(6,374,917)
Net increase (decrease)	(98,650)	(363,711)	$(1,188,970)	$(4,328,497)
Class K6
Shares sold	1,586,782	8,368,128	$19,368,271	$102,116,486
Reinvestment of distributions	516,366	763,038	6,062,140	8,986,945
Shares redeemed	(2,266,358)	(4,661,469)	(27,550,072)	(56,729,050)
Net increase (decrease)	(163,210)	4,469,697	$(2,119,661)	$54,374,381
Class I
Shares sold	265,478	1,044,645	$3,257,852	$12,738,673
Reinvestment of distributions	117,829	408,925	1,410,414	4,863,648
Shares redeemed	(658,570)	(18,207,051)	(8,182,487)	(224,485,350)
Net increase (decrease)	(275,263)	(16,753,481)	$(3,514,221)	$(206,883,029)
Class Z
Shares sold	729,508	8,886,899	$8,878,763	$108,158,939
Reinvestment of distributions	620,486	888,905	7,247,271	10,415,881
Shares redeemed	(2,798,080)	(5,088,272)	(34,028,613)	(61,213,270)
Net increase (decrease)	(1,448,086)	4,687,532	$(17,902,579)	$57,361,550
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	3,065,020	8,069,507	$40,014,889	$104,207,801
Reinvestment of distributions	2,162,881	2,374,162	27,079,270	29,915,243
Shares redeemed	(9,494,709)	(20,519,545)	(124,382,760)	(265,581,652)
Net increase (decrease)	(4,266,808)	(10,075,876)	$(57,288,601)	$(131,458,608)
Class M
Shares sold	1,397,111	3,044,735	$18,313,184	$39,229,975
Reinvestment of distributions	783,441	798,533	9,824,352	10,077,987
Shares redeemed	(3,096,518)	(6,881,603)	(40,559,438)	(89,197,103)
Net increase (decrease)	(915,966)	(3,038,335)	$(12,421,902)	$(39,889,141)
Class C
Shares sold	120,769	272,035	$1,534,916	$3,399,984
Reinvestment of distributions	79,773	72,774	970,042	892,249
Shares redeemed	(355,030)	(667,884)	(4,528,741)	(8,386,279)
Net increase (decrease)	(154,488)	(323,075)	$(2,023,783)	$(4,094,046)
Class K6
Shares sold	4,532,521	19,166,361	$59,905,109	$251,383,834
Reinvestment of distributions	1,142,999	1,270,265	14,401,786	16,105,339
Shares redeemed	(4,699,023)	(8,969,281)	(61,605,974)	(117,063,325)
Net increase (decrease)	976,497	11,467,345	$12,700,921	$150,425,848
Class I
Shares sold	345,403	2,787,161	$4,658,943	$36,317,169
Reinvestment of distributions	183,026	394,250	2,359,204	5,039,756
Shares redeemed	(858,753)	(37,792,242)	(11,731,808)	(499,941,728)
Net increase (decrease)	(330,324)	(34,610,831)	$(4,713,661)	$(458,584,803)
Class Z
Shares sold	2,239,481	19,408,845	$29,178,565	$253,352,504
Reinvestment of distributions	1,308,243	1,452,381	16,353,042	18,283,113
Shares redeemed	(5,760,406)	(10,263,306)	(75,120,353)	(132,502,302)
Net increase (decrease)	(2,212,682)	10,597,920	$(29,588,746)	$139,133,315
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	4,566,493	10,894,940	$67,278,020	$157,923,233
Reinvestment of distributions	2,710,468	1,990,818	38,298,911	28,366,607
Shares redeemed	(9,803,445)	(21,563,156)	(145,679,419)	(313,967,073)
Net increase (decrease)	(2,526,484)	(8,677,398)	$(40,102,488)	$(127,677,233)
Class M
Shares sold	1,671,675	3,759,394	$24,533,579	$53,925,419
Reinvestment of distributions	1,039,287	700,510	14,529,236	9,893,161
Shares redeemed	(3,189,453)	(7,366,103)	(46,532,781)	(106,032,887)
Net increase (decrease)	(478,491)	(2,906,199)	$(7,469,966)	$(42,214,307)
Class C
Shares sold	199,261	356,437	$2,821,258	$4,981,869
Reinvestment of distributions	113,166	67,686	1,539,060	931,685
Shares redeemed	(445,739)	(936,727)	(6,356,849)	(13,147,187)
Net increase (decrease)	(133,312)	(512,604)	$(1,996,531)	$(7,233,633)
Class K6
Shares sold	6,165,328	23,444,001	$92,046,441	$344,059,318
Reinvestment of distributions	1,541,989	1,278,883	21,819,147	18,237,195
Shares redeemed	(4,804,120)	(9,582,187)	(71,239,501)	(139,781,889)
Net increase (decrease)	2,903,197	15,140,697	$42,626,087	$222,514,624
Class I
Shares sold	826,840	4,030,207	$12,431,837	$58,704,723
Reinvestment of distributions	301,479	246,089	4,359,389	3,550,507
Shares redeemed	(1,486,806)	(48,020,547)	(22,926,192)	(711,380,572)
Net increase (decrease)	(358,487)	(43,744,251)	$(6,134,966)	$(649,125,342)
Class Z
Shares sold	3,185,983	25,841,798	$46,962,778	$377,552,116
Reinvestment of distributions	1,777,015	1,444,170	24,967,056	20,466,042
Shares redeemed	(7,964,476)	(10,838,824)	(117,283,650)	(156,947,810)
Net increase (decrease)	(3,001,478)	16,447,144	$(45,353,816)	$241,070,348
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	4,476,801	10,425,446	$68,333,467	$155,226,492
Reinvestment of distributions	2,675,345	2,051,937	38,712,239	29,937,795
Shares redeemed	(7,811,401)	(18,095,844)	(119,333,190)	(269,947,097)
Net increase (decrease)	(659,255)	(5,618,461)	$(12,287,484)	$(84,782,810)
Class M
Shares sold	1,524,014	3,764,431	$22,716,305	$54,866,431
Reinvestment of distributions	1,104,285	829,047	15,658,759	11,864,234
Shares redeemed	(3,447,995)	(6,478,678)	(51,300,765)	(94,632,496)
Net increase (decrease)	(819,696)	(1,885,200)	$(12,925,701)	$(27,901,831)
Class C
Shares sold	152,105	365,977	$2,181,671	$5,167,791
Reinvestment of distributions	130,228	85,438	1,773,698	1,178,690
Shares redeemed	(265,205)	(667,026)	(3,797,901)	(9,437,511)
Net increase (decrease)	17,128	(215,611)	$157,468	$(3,091,030)
Class K6
Shares sold	5,817,183	24,142,824	$90,093,450	$365,836,897
Reinvestment of distributions	1,730,678	1,363,054	25,302,509	20,116,408
Shares redeemed	(4,027,781)	(10,112,321)	(61,839,333)	(151,795,385)
Net increase (decrease)	3,520,080	15,393,557	$53,556,626	$234,157,920
Class I
Shares sold	610,375	4,431,391	$9,653,147	$66,674,099
Reinvestment of distributions	278,523	445,032	4,155,558	6,536,022
Shares redeemed	(1,048,133)	(44,945,521)	(16,826,169)	(685,679,925)
Net increase (decrease)	(159,235)	(40,069,098)	$(3,017,464)	$(612,469,804)
Class Z
Shares sold	2,832,686	25,671,688	$43,167,949	$385,850,340
Reinvestment of distributions	1,983,477	1,528,837	28,661,247	22,308,433
Shares redeemed	(6,234,036)	(9,086,743)	(95,498,659)	(135,356,895)
Net increase (decrease)	(1,417,873)	18,113,782	$(23,669,463)	$272,801,878
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	3,471,532	8,255,232	$60,233,400	$138,574,567
Reinvestment of distributions	2,584,698	1,443,105	42,208,122	23,858,663
Shares redeemed	(6,630,277)	(14,041,298)	(115,228,116)	(236,971,039)
Net increase (decrease)	(574,047)	(4,342,961)	$(12,786,594)	$(74,537,809)
Class M
Shares sold	1,467,594	2,964,803	$24,941,103	$49,270,106
Reinvestment of distributions	1,068,231	557,023	17,209,198	9,096,457
Shares redeemed	(2,071,245)	(4,919,780)	(35,289,760)	(81,614,934)
Net increase (decrease)	464,580	(1,397,954)	$6,860,541	$(23,248,371)
Class C
Shares sold	211,181	276,384	$3,449,286	$4,420,626
Reinvestment of distributions	113,817	51,018	1,757,334	800,890
Shares redeemed	(268,533)	(652,998)	(4,412,142)	(10,459,780)
Net increase (decrease)	56,465	(325,596)	$794,478	$(5,238,264)
Class K6
Shares sold	4,983,418	19,036,562	$87,800,325	$324,821,613
Reinvestment of distributions	1,507,921	923,980	24,880,700	15,431,431
Shares redeemed	(3,377,709)	(8,548,150)	(58,865,839)	(143,766,375)
Net increase (decrease)	3,113,630	11,412,392	$53,815,186	$196,486,669
Class I
Shares sold	443,073	3,525,546	$7,904,678	$59,441,850
Reinvestment of distributions	293,950	241,942	4,941,297	4,015,015
Shares redeemed	(624,029)	(37,122,692)	(11,384,286)	(637,375,474)
Net increase (decrease)	112,994	(33,355,204)	$1,461,689	$(573,918,609)
Class Z
Shares sold	2,667,951	21,070,343	$46,038,938	$356,572,969
Reinvestment of distributions	1,716,705	1,021,408	27,982,294	16,876,304
Shares redeemed	(4,534,296)	(7,752,884)	(79,001,019)	(129,723,223)
Net increase (decrease)	(149,640)	14,338,867	$(4,979,787)	$243,726,050
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	3,683,443	8,648,710	$51,861,312	$116,134,098
Reinvestment of distributions	2,017,819	637,610	26,594,858	8,513,605
Shares redeemed	(6,058,711)	(13,177,997)	(85,342,716)	(177,703,158)
Net increase (decrease)	(357,449)	(3,891,677)	$(6,886,546)	$(53,055,455)
Class M
Shares sold	1,477,595	2,950,618	$20,266,956	$38,964,381
Reinvestment of distributions	870,035	240,075	11,258,255	3,151,987
Shares redeemed	(2,049,804)	(4,943,295)	(28,173,679)	(65,187,552)
Net increase (decrease)	297,826	(1,752,602)	$3,351,532	$(23,071,184)
Class C
Shares sold	110,081	312,068	$1,465,013	$4,001,294
Reinvestment of distributions	94,144	19,156	1,179,629	244,215
Shares redeemed	(207,802)	(566,438)	(2,770,387)	(7,295,050)
Net increase (decrease)	(3,577)	(235,214)	$(125,745)	$(3,049,541)
Class K6
Shares sold	5,272,146	23,097,052	$75,186,171	$315,774,370
Reinvestment of distributions	1,704,849	701,518	22,776,787	9,483,283
Shares redeemed	(4,250,733)	(10,022,426)	(59,762,294)	(134,568,247)
Net increase (decrease)	2,726,262	13,776,144	$38,200,664	$190,689,406
Class I
Shares sold	483,048	3,731,728	$7,001,414	$50,132,661
Reinvestment of distributions	206,094	35,667	2,798,759	470,414
Shares redeemed	(581,575)	(38,580,154)	(8,579,315)	(529,129,466)
Net increase (decrease)	107,567	(34,812,759)	$1,220,858	$(478,526,391)
Class Z
Shares sold	3,456,208	21,127,394	$48,227,287	$284,373,619
Reinvestment of distributions	1,666,524	657,424	21,798,139	8,716,337
Shares redeemed	(4,786,896)	(8,301,604)	(67,417,131)	(110,940,640)
Net increase (decrease)	335,836	13,483,214	$2,608,295	$182,149,316
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	3,467,275	8,553,953	$48,827,788	$115,515,569
Reinvestment of distributions	1,770,962	554,985	23,465,253	7,448,832
Shares redeemed	(5,251,984)	(11,172,320)	(74,164,427)	(151,506,749)
Net increase (decrease)	(13,747)	(2,063,382)	$(1,871,386)	$(28,542,348)
Class M
Shares sold	1,296,594	2,888,510	$18,097,768	$38,512,153
Reinvestment of distributions	690,979	191,317	9,031,095	2,537,010
Shares redeemed	(1,730,581)	(3,837,077)	(24,203,768)	(51,449,022)
Net increase (decrease)	256,992	(757,250)	$2,925,095	$(10,399,859)
Class C
Shares sold	149,877	298,653	$2,029,954	$3,870,988
Reinvestment of distributions	100,082	19,855	1,269,041	256,070
Shares redeemed	(216,971)	(498,803)	(2,933,685)	(6,482,165)
Net increase (decrease)	32,988	(180,295)	$365,310	$(2,355,107)
Class K6
Shares sold	4,770,714	20,232,386	$68,323,198	$277,332,289
Reinvestment of distributions	1,453,634	621,304	19,478,694	8,422,679
Shares redeemed	(4,070,167)	(9,289,558)	(57,379,131)	(124,435,360)
Net increase (decrease)	2,154,181	11,564,132	$30,422,761	$161,319,608
Class I
Shares sold	479,024	3,846,104	$6,956,960	$51,872,549
Reinvestment of distributions	209,187	20,426	2,853,313	276,238
Shares redeemed	(663,425)	(36,055,550)	(9,946,694)	(496,516,290)
Net increase (decrease)	24,786	(32,189,020)	$(136,421)	$(444,367,503)
Class Z
Shares sold	2,896,726	20,978,531	$40,771,641	$285,845,325
Reinvestment of distributions	1,457,234	590,891	19,293,778	7,922,032
Shares redeemed	(4,287,236)	(7,086,754)	(61,253,683)	(95,703,644)
Net increase (decrease)	66,724	14,482,668	$(1,188,264)	$198,063,713
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	2,473,005	5,885,035	$39,246,304	$88,854,944
Reinvestment of distributions	888,068	278,577	13,249,974	4,173,075
Shares redeemed	(3,059,486)	(6,977,354)	(48,655,362)	(105,961,430)
Net increase (decrease)	301,587	(813,742)	$3,840,916	$(12,933,411)
Class M
Shares sold	895,097	1,950,616	$13,970,870	$29,108,708
Reinvestment of distributions	359,440	95,897	5,287,368	1,417,932
Shares redeemed	(1,004,837)	(2,493,716)	(15,810,485)	(37,203,713)
Net increase (decrease)	249,700	(447,203)	$3,447,753	$(6,677,073)
Class C
Shares sold	113,357	176,371	$1,737,258	$2,565,846
Reinvestment of distributions	48,991	8,803	706,454	127,361
Shares redeemed	(131,492)	(319,834)	(1,990,962)	(4,706,089)
Net increase (decrease)	30,856	(134,660)	$452,750	$(2,012,882)
Class K6
Shares sold	3,607,205	14,626,674	$58,125,368	$223,656,872
Reinvestment of distributions	918,116	395,906	13,799,291	5,984,050
Shares redeemed	(3,271,181)	(7,673,227)	(51,686,660)	(113,999,305)
Net increase (decrease)	1,254,140	7,349,353	$20,237,999	$115,641,617
Class I
Shares sold	327,921	2,963,837	$5,329,673	$44,602,580
Reinvestment of distributions	83,533	40,726	1,276,377	595,817
Shares redeemed	(336,305)	(24,709,420)	(5,707,602)	(379,866,872)
Net increase (decrease)	75,149	(21,704,857)	$898,448	$(334,668,475)
Class Z
Shares sold	2,406,838	15,119,739	$38,062,355	$230,025,620
Reinvestment of distributions	892,688	352,671	13,247,488	5,269,365
Shares redeemed	(2,832,914)	(4,665,141)	(45,080,227)	(70,047,124)
Net increase (decrease)	466,612	10,807,269	$6,229,616	$165,247,861
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	1,949,557	4,576,548	$28,235,392	$63,093,095
Reinvestment of distributions	486,669	198,543	6,638,165	2,692,058
Shares redeemed	(2,210,566)	(3,919,111)	(32,019,656)	(54,184,483)
Net increase (decrease)	225,660	855,980	$2,853,901	$11,600,670
Class M
Shares sold	858,175	1,911,951	$12,307,354	$26,120,196
Reinvestment of distributions	193,176	70,979	2,613,677	954,586
Shares redeemed	(655,585)	(1,859,595)	(9,481,288)	(25,548,397)
Net increase (decrease)	395,766	123,335	$5,439,743	$1,526,385
Class C
Shares sold	85,750	159,763	$1,208,227	$2,142,121
Reinvestment of distributions	34,114	9,608	455,758	127,332
Shares redeemed	(84,364)	(135,473)	(1,192,569)	(1,838,074)
Net increase (decrease)	35,500	33,898	$471,416	$431,379
Class K6
Shares sold	2,830,553	9,384,237	$41,663,448	$130,902,815
Reinvestment of distributions	518,671	261,515	7,136,911	3,591,651
Shares redeemed	(2,020,453)	(4,604,376)	(29,259,302)	(62,510,241)
Net increase (decrease)	1,328,771	5,041,376	$19,541,057	$71,984,225
Class I
Shares sold	169,851	2,217,878	$2,511,437	$30,312,136
Reinvestment of distributions	45,370	57,572	633,368	766,289
Shares redeemed	(261,755)	(13,664,312)	(4,015,958)	(191,054,401)
Net increase (decrease)	(46,534)	(11,388,862)	$(871,153)	$(159,975,976)
Class Z
Shares sold	1,826,577	9,334,842	$26,466,830	$129,415,550
Reinvestment of distributions	487,686	229,323	6,632,531	3,117,213
Shares redeemed	(1,942,747)	(3,181,419)	(28,436,105)	(43,640,503)
Net increase (decrease)	371,516	6,382,746	$4,663,256	$88,892,260
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	1,128,325	2,428,262	$15,370,139	$31,498,494
Reinvestment of distributions	184,462	80,206	2,366,643	1,022,341
Shares redeemed	(803,258)	(1,405,670)	(10,882,952)	(18,381,402)
Net increase (decrease)	509,529	1,102,798	$6,853,830	$14,139,433
Class M
Shares sold	426,971	830,662	$5,864,698	$10,708,096
Reinvestment of distributions	47,314	17,410	603,728	220,827
Shares redeemed	(191,240)	(505,219)	(2,612,268)	(6,545,196)
Net increase (decrease)	283,045	342,853	$3,856,158	$4,383,727
Class C
Shares sold	50,315	78,654	$668,091	$1,009,054
Reinvestment of distributions	8,608	2,519	108,721	31,580
Shares redeemed	(7,690)	(29,445)	(105,263)	(379,765)
Net increase (decrease)	51,233	51,728	$671,549	$660,869
Class K6
Shares sold	1,478,820	3,655,886	$20,414,161	$48,160,033
Reinvestment of distributions	174,480	85,510	2,264,750	1,106,129
Shares redeemed	(926,057)	(1,548,903)	(12,691,628)	(19,973,705)
Net increase (decrease)	727,243	2,192,493	$9,987,283	$29,292,457
Class I
Shares sold	72,573	1,061,876	$1,009,622	$13,601,708
Reinvestment of distributions	7,117	20,508	93,230	256,144
Shares redeemed	(85,495)	(4,100,592)	(1,221,689)	(53,767,372)
Net increase (decrease)	(5,805)	(3,018,208)	$(118,837)	$(39,909,520)
Class Z
Shares sold	1,142,163	3,611,408	$15,748,562	$47,458,478
Reinvestment of distributions	165,184	74,262	2,134,177	957,548
Shares redeemed	(898,851)	(1,181,339)	(12,483,713)	(15,442,114)
Net increase (decrease)	408,496	2,504,331	$5,399,026	$32,973,912
Fidelity Advisor Freedom 2070 Fund
Class A
Shares sold	190,098	88,875	$2,102,628	$927,960
Reinvestment of distributions	1,318	549	13,626	5,571
Shares redeemed	(18,222)	(3,722)	(200,103)	(38,868)
Net increase (decrease)	173,194	85,702	$1,916,151	$894,663
Class M
Shares sold	118,871	28,932	$1,322,629	$301,925
Reinvestment of distributions	396	239	4,090	2,428
Shares redeemed	(2,900)	(90)	(32,872)	(938)
Net increase (decrease)	116,367	29,081	$1,293,847	$303,415
Class C
Shares sold	3,782	7,307	$41,705	$74,152
Reinvestment of distributions	93	63	962	647
Shares redeemed	(48)	(3)	(570)	(30)
Net increase (decrease)	3,827	7,367	$42,097	$74,769
Class K6
Shares sold	14,056	7,329	$159,634	$74,216
Reinvestment of distributions	95	86	992	880
Shares redeemed	(380)	-	(4,219)	-
Net increase (decrease)	13,771	7,415	$156,407	$75,096
Class I
Shares sold	3,653	28,789	$39,063	$289,670
Reinvestment of distributions	326	424	3,385	4,321
Shares redeemed	(2,680)	(2,059)	(29,635)	(21,973)
Net increase (decrease)	1,299	27,154	$12,813	$272,018
Class Z
Shares sold	221,246	86,992	$2,455,187	$910,093
Reinvestment of distributions	1,450	406	15,019	4,128
Shares redeemed	(37,476)	(3,202)	(427,584)	(33,271)
Net increase (decrease)	185,220	84,196	$2,042,622	$880,950
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	11%	13%	15%	13%	11%
Fidelity Advisor Series Growth Opportunities Fund	11%	13%	15%	13%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	89%
Fidelity Advisor Series Growth Opportunities Fund	89%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Advisor Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Freedom Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Freedom Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Freedom Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Freedom 2005 Fund	89,072,400	2,512,544
Class A			34,555,531	3,431,525	1.0188182721
Class M			16,613,455	1,653,082	1.0189950249
Class C			461,389	46,278	1.0363590772
Class K6			9,941,960	984,354	1.0237487636
Class I			14,544,808	1,438,662	1.0152428147
Class Z			12,973,158	1,285,750	1.0171188119

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Freedom Income Fund	168,788,446	257,878,747

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$7,043,896
Total net realized gain (loss)	1,332,761
Total change in net unrealized appreciation (depreciation)	4,110,255
Net increase (decrease) in net assets resulting from operations	$12,486,912

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Advisor Freedom Income Fund Statement of Operations since June 14, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Advisor Freedom Income Fund
Fidelity Advisor Freedom 2010 Fund
Fidelity Advisor Freedom 2015 Fund
Fidelity Advisor Freedom 2020 Fund
Fidelity Advisor Freedom 2025 Fund
Fidelity Advisor Freedom 2030 Fund
Fidelity Advisor Freedom 2035 Fund
Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Freedom 2055 Fund
Fidelity Advisor Freedom 2060 Fund
Fidelity Advisor Freedom 2065 Fund
Fidelity Advisor Freedom 2070 Fund
At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (each, an Amended Contract) for each fund to decrease the management fee rates of Class A, Class M, Class C, and Class I of the fund paid to Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, by up to 6.6 basis points, effective June 1, 2025. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the funds in connection with the annual renewal of each fund's current management contract (each, a Current Management Contract). At its September 2024 meeting, the Board concluded that the nature, extent and quality of services provided to each fund under its Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts at its May 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to Class A, Class M, Class C, and Class I of the funds under the Amended Contracts will continue to benefit each fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2024 meeting that the current management fee and total expenses of Class A, Class M, Class C, and Class I of the funds are fair and reasonable in light of the services that the class receives and other factors considered. In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed management fee rate for Class A, Class M, Class C, and Class I of the funds is lower by up to 6.6 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay all operating expenses, with certain limited exceptions, under the management contract.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class.
Based on its review, the Board concluded that the management fee and the total expense ratio of Class A, Class M, Class C, and Class I of each fund continue to be fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the funds was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded at its September 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the management fee of Class A, Class M, Class C, and Class I of each fund. The Board will continue to review economies of scale in connection with future renewals of each Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances, and that each fund's Amended Contract should be approved through September 30, 2025.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Freedom Income Fund
Fidelity Advisor Freedom 2010 Fund
Fidelity Advisor Freedom 2015 Fund
Fidelity Advisor Freedom 2020 Fund
Fidelity Advisor Freedom 2025 Fund
Fidelity Advisor Freedom 2030 Fund
Fidelity Advisor Freedom 2035 Fund
Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Freedom 2055 Fund
Fidelity Advisor Freedom 2060 Fund
Fidelity Advisor Freedom 2065 Fund
Fidelity Advisor Freedom 2070 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (Class I) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for Class I of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of Class I of each fund ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of Class I of each fund (except Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund and Fidelity Advisor Freedom 2025 Fund) ranked above the competitive median of the total peer group for 2024. The information provided to the Board indicated that the total expenses of Class I of each fund (except Fidelity Advisor Freedom Income Fund and Fidelity Advisor Freedom 2010 Fund) ranked above the competitive median of the asset-sized peer group for 2024.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. In information provided to the Board, Fidelity has noted that a potential challenge with peer group comparisons for target date funds relates to the potential for dispersion in the strategic and active allocation from one competitor to the next even for target date funds with the same or similar vintage. Further, Fidelity has informed the Board that each target date fund against which the funds are compared has a custom benchmark unique to its own strategy, with potentially different objectives and goals, and potentially unique asset class exposures and allocations.
Effective June 1, 2025, Fidelity reduced the management fee rates of certain classes of the funds. The competitive information received by the Board reflected the new rates as if they were in effect for the entire year.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 3rd or 4th quartile for total expense ratio comparisons. The Board considered that the total expenses for Class M of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class M has a 0.50% 12b‑1 fee, which is comparable to competing Class R shares (which typically have no sales loads but charge higher 12b-1 fees) that are designed specifically for retirement plans. The Board further noted that Lipper classifies Class R shares as institutional load as they do not have sales loads, and thus they are not included in the same total peer group as the Class M shares in the competitive comparisons.
The Board also considered that the total expenses for Class C of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and, for Class K6, by a vote of a majority of the outstanding voting securities of the class (for each fund, except Freedom Blend 2065 Fund and Freedom Blend 2070 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.792138.122
AFF-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025